UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 10 of its series, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Disciplined U.S. Core Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Intrinsic Value Fund, Wells Fargo Advantage Large Cap Core Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Value Fund, Wells Fargo Advantage Omega Growth Fund, and Wells Fargo Advantage Premier Large Company Growth Fund. Each series had a July 31 fiscal year end.

Date of reporting period: January 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage Capital Growth Fund

Semi-Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Capital Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Capital Growth Fund for the six-month period that ended January 31, 2014. Much of the period was marked by monetary easing by global central banks. Entering the period, investors were concerned that the U.S. Federal Reserve (Fed) would end its bond-buying program, which initially led to higher interest rates and resulted in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 and ended altogether in mid-December 2013 when the Fed announced a tapering timeline that was far more moderate than some had feared. Growing confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

Central banks continued to provide stimulus.

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate effectively near zero in order to support the economy and the financial system. Well before the reporting period began, the FOMC announced its intention to keep interest rates low for an extended period and to make open-ended purchases of $40 billion per month in mortgage-backed securities. The FOMC later added purchases of $45 billion per month in long-term U.S. Treasuries. Because the markets benefited from the FOMC’s liquidity, both stocks and bonds initially sold off after the FOMC indicated in May 2013 that it might reduce (or taper) its bond-buying program. However, in mid-December 2013, the FOMC announced that it would reduce its bond-buying program by $10 billion per month beginning in January 2014. The tapering was less aggressive than some investors had feared, and the markets ended 2013 strongly.

European markets continued to benefit from the European Central Bank’s (ECB’s) earlier announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In November 2013, the ECB cut its key rate to a historic low of 0.25%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a strong 4.1% annualized rate in the third quarter of 2013, and the advance annualized estimate for fourth-quarter GDP growth was 3.2%.

The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013, and was an overhang on economic growth throughout the reporting period. Most recently, Congress was unable to pass a resolution to continue to fund the federal government, and thus, the federal government underwent a partial shutdown from September 30, 2013, through October 16, 2013. The government reopened after the president and Congress reached a deal that funded the government through January 15, 2014, and raised the debt limit through February 7, 2014. In December 2013, Congress passed the Ryan-Murray budget agreement that funded the government through September 2015, lessening the near-term prospect of another shutdown.

Letter to shareholders (unaudited)	Wells Fargo Advantage Capital Growth Fund	3

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Economically sensitive sectors, such as industrials and materials, outperformed. Dividend-paying sectors such as utilities and telecommunication services lagged as higher interest rates dampened their relative performance. Judging by various Russell indexes, small-cap stocks moderately outperformed large-cap stocks, and growth stocks strongly outperformed value stocks.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Capital Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Average annual total returns1 (%) as of January 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFCGX)	7-31-2007	21.24	17.63	6.21	28.67	19.03	6.84	1.25	1.11
Class C (WFCCX)	7-31-2007	26.66	18.15	6.12	27.66	18.15	6.12	2.00	1.86
Class R4 (WCGRX)	11-30-2012	–	–	–	29.16	19.56	7.38	0.92	0.75
Class R6 (WFCRX)	11-30-2012	–	–	–	29.33	19.63	7.41	0.77	0.60
Administrator Class (WFCDX)	6-30-2003	–	–	–	28.93	19.35	7.21	1.09	0.90
Institutional Class (WWCIX)	4-8-2005	–	–	–	29.25	19.61	7.41	0.82	0.65
Investor Class (SLGIX)	11-3-1997	–	–	–	28.63	18.97	6.78	1.31	1.17
Russell 1000® Growth Index[4]	–	–	–	–	24.35	20.88	7.30	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Capital Growth Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2014
Google Incorporated Class A	4.70
Amazon.com Incorporated	2.98
Facebook Incorporated Class A	2.86
Visa Incorporated Class A	2.73
Apple Incorporated	2.72
Constellation Brands Incorporated Class A	2.58
IntercontinentalExchange Group Incorporated	2.51
Gilead Sciences Incorporated	2.40
Alexion Pharmaceuticals Incorporated	2.20
Alliance Data Systems Corporation	2.13

Sector distribution[6] as of January 31, 2014

1.	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Capital Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,142.26	$5.99	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class C
Actual	$1,000.00	$1,138.05	$10.02	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.83	$9.45	1.86%
Class R4
Actual	$1,000.00	$1,144.66	$4.05	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class R6
Actual	$1,000.00	$1,145.66	$3.24	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Administrator Class
Actual	$1,000.00	$1,143.55	$4.86	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%
Institutional Class
Actual	$1,000.00	$1,145.51	$3.52	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Investor Class
Actual	$1,000.00	$1,142.38	$6.32	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	$5.96	1.17%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Capital Growth Fund	7

Security name	Shares	Value

Common Stocks: 97.99%

Consumer Discretionary: 23.24%

Auto Components: 1.39%
Delphi Automotive plc	120,020	$7,308,018

Distributors: 0.90%
LKQ Corporation †	174,856	4,733,352

Hotels, Restaurants & Leisure: 2.70%
Las Vegas Sands Corporation	72,550	5,551,526
Starbucks Corporation	121,424	8,635,675

		14,187,201

Household Durables: 1.25%
Mohawk Industries Incorporated †	46,150	6,561,607

Internet & Catalog Retail: 6.65%
Amazon.com Incorporated †	43,580	15,631,710
Netflix Incorporated †	20,430	8,362,612
priceline.com Incorporated †	9,520	10,899,353

		34,893,675

Media: 4.76%
CBS Corporation Class B	145,620	8,550,806
Liberty Global plc Class A †	32,587	2,604,679
Liberty Global plc Class C †	106,743	8,467,922
Twenty-First Century Fox Incorporated	167,600	5,333,032

		24,956,439

Specialty Retail: 3.45%
Home Depot Incorporated	127,690	9,812,977
TJX Companies Incorporated	144,490	8,287,946

		18,100,923

Textiles, Apparel & Luxury Goods: 2.14%
Michael Kors Holdings Limited †	44,975	3,594,852
Nike Incorporated Class B	105,100	7,656,535

		11,251,387

Consumer Staples: 2.58%

Beverages: 2.58%
Constellation Brands Incorporated Class A †	176,730	13,549,889

Energy: 3.45%

Oil, Gas & Consumable Fuels: 3.45%
Antero Resources Corporation †	95,429	5,605,499
Marathon Petroleum Corporation	45,050	3,921,603
Pioneer Natural Resources Company	50,560	8,560,819

		18,087,921

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Capital Growth Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Financials: 8.70%

Capital Markets: 1.31%
Affiliated Managers Group Incorporated †	34,452	$6,864,216

Consumer Finance: 2.00%
American Express Company	123,500	10,499,970

Diversified Financial Services: 3.70%
IntercontinentalExchange Group Incorporated	62,980	13,149,594
JPMorgan Chase & Company	113,950	6,308,272

		19,457,866

Insurance: 1.69%
Aon plc	110,100	8,858,646

Health Care: 16.79%

Biotechnology: 8.59%
Alexion Pharmaceuticals Incorporated †	72,800	11,555,544
Biogen Idec Incorporated †	32,750	10,238,960
Celgene Corporation †	70,270	10,676,121
Gilead Sciences Incorporated †	156,220	12,599,143

		45,069,768

Health Care Equipment & Supplies: 1.41%
Boston Scientific Corporation †	545,950	7,386,704

Health Care Providers & Services: 1.36%
McKesson Corporation	40,950	7,142,090

Health Care Technology: 0.35%
Cerner Corporation †	32,830	1,854,366

Pharmaceuticals: 5.08%
AbbVie Incorporated	118,500	5,833,755
Actavis plc †	34,110	6,446,108
Bristol-Myers Squibb Company	154,650	7,727,861
Shire plc ADR	44,350	6,635,647

		26,643,371

Industrials: 11.88%

Aerospace & Defense: 3.21%
B/E Aerospace Incorporated †	94,900	7,541,703
Precision Castparts Corporation	36,481	9,293,535

		16,835,238

Airlines: 2.31%
American Airlines Group Incorporated †	81,600	2,737,680
Delta Air Lines Incorporated	306,830	9,392,066

		12,129,746

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Capital Growth Fund	9

Security name	Shares	Value

Building Products: 1.15%
Fortune Brands Home & Security Incorporated	134,010	$6,038,491

Electrical Equipment: 1.35%
Eaton Corporation plc	96,870	7,080,228

Machinery: 0.97%
Cummins Incorporated	40,071	5,088,216

Road & Rail: 1.40%
Kansas City Southern	69,580	7,346,952

Trading Companies & Distributors: 1.49%
United Rentals Incorporated †	96,880	7,841,467

Information Technology: 27.80%

Computers & Peripherals: 2.72%
Apple Incorporated	28,525	14,279,615

Internet Software & Services: 10.11%
Baidu Incorporated †	34,300	5,367,950
Facebook Incorporated Class A †	240,060	15,020,554
Google Incorporated Class A †	20,880	24,658,654
LinkedIn Corporation Class A †	36,370	7,827,188
Twitter Incorporated «†	3,187	205,562

		53,079,908

IT Services: 8.14%
Alliance Data Systems Corporation †	46,650	11,180,139
MasterCard Incorporated Class A	138,490	10,480,923
Vantiv Incorporated Class A †	220,890	6,701,803
Visa Incorporated Class A	66,620	14,351,947

		42,714,812

Semiconductors & Semiconductor Equipment: 2.37%
ARM Holdings plc	157,170	7,240,822
ASML Holding NV	61,450	5,200,514

		12,441,336

Software: 4.46%
Adobe Systems Incorporated †	134,690	7,972,301
Salesforce.com Incorporated †	139,480	8,442,724
ServiceNow Incorporated †	109,730	6,960,174

		23,375,199

Materials: 2.06%

Chemicals: 2.06%
Monsanto Company	101,420	10,806,301

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Capital Growth Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name		Shares	Value

Telecommunication Services: 1.49%

Wireless Telecommunication Services: 1.49%
SBA Communications Corporation Class A †		84,599	$7,846,648

Total Common Stocks (Cost $387,707,834)			514,311,566

	Yield

Short-Term Investments: 1.69%

Investment Companies: 1.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	8,673,512	8,673,512
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.08	194,250	194,250

Total Short-Term Investments (Cost $8,867,762)			8,867,762

Total investments in securities
(Cost $396,575,596) *	99.68%	523,179,328
Other assets and liabilities, net	0.32	1,657,549

Total net assets	100.00%	$524,836,877

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $396,962,923 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$129,879,277
Gross unrealized depreciation	(3,662,872)

Net unrealized appreciation	$126,216,405

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2014 (unaudited)	Wells Fargo Advantage Capital Growth Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$514,311,566
In affiliated securities, at value (see cost below)	8,867,762

Total investments, at value (see cost below)	523,179,328
Receivable for investments sold	9,084,195
Receivable for Fund shares sold	522,825
Receivable for dividends	170,551
Receivable for securities lending income	349
Prepaid expenses and other assets	56,334

Total assets	533,013,582

Liabilities
Payable for investments purchased	7,372,241
Payable for Fund shares redeemed	144,761
Payable upon receipt of securities loaned	194,250
Advisory fee payable	234,588
Distribution fees payable	3,438
Due to other related parties	85,761
Accrued expenses and other liabilities	141,666

Total liabilities	8,176,705

Total net assets	$524,836,877

NET ASSETS CONSIST OF
Paid-in capital	$378,745,678
Accumulated net investment loss	(408,616)
Accumulated net realized gains on investments	19,896,083
Net unrealized gains on investments	126,603,732

Total net assets	$524,836,877

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$19,247,067
Shares outstanding – Class A	941,458
Net asset value per share – Class A	$20.44
Maximum offering price per share – Class A2	$21.69
Net assets – Class C	$5,040,235
Shares outstanding – Class C	260,183
Net asset value per share – Class C	$19.37
Net assets – Class R4	$13,370
Share outstanding – Class R4	620
Net asset value per share – Class R4	$21.56
Net assets – Class R6	$66,799,196
Share outstanding – Class R6	3,094,195
Net asset value per share – Class R6	$21.59
Net assets – Administrator Class	$70,359,260
Shares outstanding – Administrator Class	3,304,361
Net asset value per share – Administrator Class	$21.29
Net assets – Institutional Class	$271,384,045
Shares outstanding – Institutional Class	12,588,991
Net asset value per share – Institutional Class	$21.56
Net assets – Investor Class	$91,993,704
Shares outstanding – Investor Class	4,530,251
Net asset value per share – Investor Class	$20.31
Investments in unaffiliated securities (including securities on loan), at cost	$387,707,834

Investments in affiliated securities, at cost	$8,867,762

Total investments, at cost	$396,575,596

Securities on loan, at value	$190,410

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Capital Growth Fund	Statement of operations—six months ended January 31, 2014 (unaudited)

Investment income
Dividends	$1,709,981
Securities lending income, net	6,310
Income from affiliated securities	2,512

Total investment income	1,718,803

Expenses
Advisory fee	1,737,603
Administration fees
Fund level	133,916
Class A	24,138
Class C	6,170
Class R4	6
Class R6	7,801
Administrator Class	35,048
Institutional Class	119,134
Investor Class	147,831
Shareholder servicing fees
Class A	23,209
Class C	5,933
Class R4	7
Administrator Class	86,599
Investor Class	115,493
Distribution fees
Class C	17,798
Custody and accounting fees	19,851
Professional fees	24,878
Registration fees	38,234
Shareholder report expenses	18,905
Trustees’ fees and expenses	4,974
Other fees and expenses	13,617

Total expenses	2,581,145
Less: Fee waivers and/or expense reimbursements	(453,971)

Net expenses	2,127,174

Net investment loss	(408,371)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	34,759,575
Net change in unrealized gains (losses) on investments	36,260,320

Net realized and unrealized gains (losses) on investments	71,019,895

Net increase in net assets resulting from operations	$70,611,524

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Capital Growth Fund	13

	Six months ended January 31, 2014 (unaudited)		Year ended July 31, 2013

Operations
Net investment income (loss)		$(408,371)			$1,940,707
Net realized gains on investments		34,759,575			81,731,695
Net change in unrealized gains (losses) on investments		36,260,320			19,679,033

Net increase in net assets resulting from operations		70,611,524			103,351,435

Distributions to shareholders from
Net investment income
Class A		(22,340)			0
Class R4		(30)			(48)[1]
Class R6		(188,590)			(246)[1]
Administrator Class		(150,185)			0
Institutional Class		(1,022,514)			(1,895,530)
Investor Class		(86,333)			0
Net realized gains
Class A		(1,873,636)			(314,970)
Class C		(492,729)			(99,514)
Class R4		(1,251)			(167)[1]
Class R6		(6,224,341)			(837)[1]
Administrator Class		(6,836,708)			(1,194,743)
Institutional Class		(27,083,256)			(6,263,868)
Investor Class		(9,335,586)			(1,405,932)

Total distributions to shareholders		(53,317,499)			(11,175,855)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	81,252	1,697,648	143,319		2,580,951
Class C	43,277	856,543	25,668		440,857
Class R4	0	0	549	[1]	10,000 [1]
Class R6	2,915,393	63,090,467	2,744	[1]	50,000 [1]
Administrator Class	226,657	4,963,945	451,886		8,385,890
Institutional Class	688,530	15,192,089	2,394,980		44,709,816
Investor Class	249,313	5,202,610	314,463		5,648,504

		91,003,302			61,826,018

Reinvestment of distributions
Class A	90,669	1,852,251	18,353		308,704
Class C	21,836	422,743	4,726		76,288
Class R4	59	1,281	12	[1]	215 [1]
Class R6	297,090	6,412,931	61	[1]	1,083 [1]
Administrator Class	313,298	6,669,296	64,170		1,117,846
Institutional Class	1,194,493	25,770,101	433,529		7,652,649
Investor Class	451,521	9,160,992	81,385		1,360,759

		50,289,595			10,517,544

Payment for shares redeemed
Class A	(55,390)	(1,168,090)	(399,052)		(7,220,538)
Class C	(42,186)	(830,488)	(167,822)		(2,892,076)
Class R6	(121,093)	(2,708,890)	0	[1]	0 [1]
Administrator Class	(330,870)	(7,166,114)	(1,724,968)		(32,214,397)
Institutional Class	(5,190,727)	(113,078,580)	(17,915,534)		(327,311,363)
Investor Class	(490,220)	(10,162,306)	(951,999)		(17,003,561)

		(135,114,468)			(386,641,935)

Net increase (decrease) in net assets resulting from capital share transactions		6,178,429			(314,298,373)

Total increase (decrease) in net assets		23,472,454			(222,122,793)

Net assets
Beginning of period		501,364,423			723,487,216

End of period		$524,836,877			$501,364,423

Undistributed (accumulated) net investment income (loss)		$(408,616)			$1,469,747

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS A		2013		2012	2011	2010	2009
Net asset value, beginning of period	$19.87	$16.74		$16.25	$13.07	$11.83	$17.60
Net investment income (loss)	(0.05)[1]	0.00	[1],[2]	(0.05)[1]	(0.07)[1]	(0.06)[1]	(0.00)[1,2]
Net realized and unrealized gains (losses) on investments	2.87	3.43		0.54	3.25	1.30	(5.26)

Total from investment operations	2.82	3.43		0.49	3.18	1.24	(5.26)
Distributions to shareholders from
Net investment income	(0.02)	0.00		0.00	0.00	0.00	0.00
Net realized gains	(2.23)	(0.30)		0.00	0.00	0.00	(0.51)

Total distributions to shareholders	(2.25)	(0.30)		0.00	0.00	0.00	(0.51)
Net asset value, end of period	$20.44	$19.87		$16.74	$16.25	$13.07	$11.83
Total return[3]	14.23%	20.85%		3.02%	24.43%	10.40%	(29.23)%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.26%		1.21%	1.21%	1.27%	1.31%
Net expenses	1.11%	1.14%		1.20%	1.20%	1.25%	1.25%
Net investment income (loss)	(0.48)%	0.01%		(0.30)%	(0.48)%	(0.55)%	(0.01)%
Supplemental data
Portfolio turnover rate	50%	107%		116%	116%	128%	172%
Net assets, end of period (000s omitted)	$19,247	$16,390		$17,784	$20,693	$24,222	$21,064

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Capital Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$18.98	$16.12	$15.77	$12.77	$11.65	$17.47
Net investment loss	(0.12)[1]	(0.13)[1]	(0.16)[1]	(0.19)[1]	(0.17)	(0.08)[1]
Net realized and unrealized gains (losses) on investments	2.74	3.29	0.51	3.19	1.29	(5.23)

Total from investment operations	2.62	3.16	0.35	3.00	1.12	(5.31)
Distributions to shareholders from
Net realized gains	(2.23)	(0.30)	0.00	0.00	0.00	(0.51)
Net asset value, end of period	$19.37	$18.98	$16.12	$15.77	$12.77	$11.65
Total return[2]	13.80%	19.97%	2.22%	23.49%	9.61%	(29.75)%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.01%	1.96%	1.96%	2.02%	2.02%
Net expenses	1.86%	1.89%	1.95%	1.95%	2.00%	1.96%
Net investment loss	(1.22)%	(0.73)%	(1.05)%	(1.23)%	(1.31)%	(0.70)%
Supplemental data
Portfolio turnover rate	50%	107%	116%	116%	128%	172%
Net assets, end of period (000s omitted)	$5,040	$4,503	$6,042	$8,272	$7,127	$6,772

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R4	Six months ended January 31, 2014 (unaudited)	Year ended July 31, 2013[1]
Net asset value, beginning of period	$20.83	$18.22
Net investment income (loss)	(0.01)	0.05
Net realized and unrealized gains (losses) on investments	3.02	2.95

Total from investment operations	3.01	3.00
Distributions to shareholders from
Net investment income	(0.05)	(0.09)
Net realized gains	(2.23)	(0.30)

Total distributions to shareholders	(2.28)	(0.39)
Net asset value, end of period	$21.56	$20.83
Total return[2]	14.47%	16.86%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.90%
Net expenses	0.75%	0.75%
Net investment income (loss)	(0.12)%	0.37%
Supplemental data
Portfolio turnover rate	50%	107%
Net assets, end of period (000s omitted)	$13	$12

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Capital Growth Fund	17

(For a share outstanding throughout each period)

CLASS R6	Six months ended January 31, 2014 (unaudited)	Year ended July 31, 2013[1]
Net asset value, beginning of period	$20.85	$18.22
Net investment income (loss)	(0.01)[2]	0.07
Net realized and unrealized gains (losses) on investments	3.04	2.95

Total from investment operations	3.03	3.02
Distributions to shareholders from
Net investment income	(0.06)	(0.09)
Net realized gains	(2.23)	(0.30)

Total distributions to shareholders	(2.29)	(0.39)
Net asset value, end of period	$21.59	$20.85
Total return[3]	14.57%	16.99%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.79%
Net expenses	0.60%	0.60%
Net investment income (loss)	(0.13)%	0.52%
Supplemental data
Portfolio turnover rate	50%	107%
Net assets, end of period (000s omitted)	$66,799	$58

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
ADMINIATOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$20.61	$17.32	$16.77	$13.45	$12.17	$18.03
Net investment income (loss)	(0.03)[1]	0.04 [1]	(0.00)[1,2]	(0.03)[1]	(0.03)[1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	2.98	3.55	0.55	3.35	1.35	(5.39)

Total from investment operations	2.95	3.59	0.55	3.32	1.32	(5.35)
Distributions to shareholders from
Net investment income	(0.04)	0.00	0.00	0.00	(0.04)	0.00
Net realized gains	(2.23)	(0.30)	0.00	0.00	0.00	(0.51)

Total distributions to shareholders	(2.27)	(0.30)	0.00	0.00	(0.04)	(0.51)
Net asset value, end of period	$21.29	$20.61	$17.32	$16.77	$13.45	$12.17
Total return[3]	14.36%	21.15%	3.22%	24.68%	10.81%	(29.02)%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.09%	1.05%	1.05%	1.09%	1.13%
Net expenses	0.90%	0.91%	0.94%	0.94%	0.94%	0.94%
Net investment income (loss)	(0.26)%	0.24%	(0.01)%	(0.21)%	(0.25)%	0.33%
Supplemental data
Portfolio turnover rate	50%	107%	116%	116%	128%	172%
Net assets, end of period (000s omitted)	$70,359	$63,786	$74,529	$372,178	$684,207	$680,869

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Capital Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2013	2012	2011		2010	2009
Net asset value, beginning of period	$20.84	$17.56	$16.96	$13.57		$12.27	$18.14
Net Investment income (loss)	0.00 [1,2]	0.09 [1]	0.03 [1]	0.00	[1],[2]	(0.00)[1,2]	0.06 [1]
Net realized and unrealized gains (losses) on investments	3.03	3.58	0.57	3.39		1.36	(5.42)

Total from investment operations	3.03	3.67	0.60	3.39		1.36	(5.36)
Distributions to shareholders from
Net investment income	(0.08)	(0.09)	0.00	0.00		(0.06)	0.00
Net realized gains	(2.23)	(0.30)	0.00	0.00		0.00	(0.51)

Total distributions to shareholders	(2.31)	(0.39)	0.00	0.00		(0.06)	(0.51)
Net asset value, end of period	$21.56	$20.84	$17.56	$16.96		$13.57	$12.27
Total return[3]	14.55%	21.42%	3.48%	25.07%		10.97%	(28.90)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.78%	0.78%		0.82%	0.86%
Net expenses	0.65%	0.67%	0.70%	0.70%		0.75%	0.75%
Net investment income (loss)	0.02%	0.46%	0.21%	0.00%		(0.06)%	0.51%
Supplemental data
Portfolio turnover rate	50%	107%	116%	116%		128%	172%
Net assets, end of period (000s omitted)	$271,384	$331,310	$543,933	$988,633		$473,777	$443,931

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INVESTOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$19.75	$16.65	$16.18	$13.02	$11.79	$17.56
Net investment loss	(0.06)[1]	(0.01)[1]	(0.06)[1]	(0.08)[1]	(0.08)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	2.87	3.41	0.53	3.24	1.31	(5.25)

Total from investment operations	2.81	3.40	0.47	3.16	1.23	(5.26)
Distributions to shareholders from
Net investment income	(0.02)	0.00	0.00	0.00	0.00	0.00
Net realized gains	(2.23)	(0.30)	0.00	0.00	0.00	(0.51)

Total distributions to shareholders	(2.25)	(0.30)	0.00	0.00	0.00	(0.51)
Net asset value, end of period	$20.31	$19.75	$16.65	$16.18	$13.02	$11.79
Total return[2]	14.24%	20.78%	2.90%	24.37%	10.35%	(29.30)%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.32%	1.28%	1.28%	1.36%	1.41%
Net expenses	1.17%	1.20%	1.27%	1.27%	1.35%	1.36%
Net investment loss	(0.53)%	(0.06)%	(0.37)%	(0.55)%	(0.64)%	(0.12)%
Supplemental data
Portfolio turnover rate	50%	107%	116%	116%	128%	172%
Net assets, end of period (000s omitted)	$91,994	$85,306	$81,199	$96,941	$104,200	$220,008

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Capital Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Capital Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

22	Wells Fargo Advantage Capital Growth Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $3,375,420 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Advantage Capital Growth Fund	23

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$514,311,566	$0	$0	$514,311,566
Short-term investments
Investment companies	8,673,512	194,250	0	8,867,762
	$522,985,078	$194,250	$0	$523,179,328

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 0.75% for Class R4 shares, 0.60% for Class R6 shares, 0.90% for Administrator Class shares, 0.65% for Institutional Class shares, and 1.17% for Investor Class shares.

24	Wells Fargo Advantage Capital Growth Fund	Notes to financial statements (unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended January 31, 2014, Wells Fargo Funds Distributor, LLC received $2,999 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2014 were $260,872,083 and $309,925,643, respectively.

6. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Institutional Class on October 26, 2012 with a value of $167,017,167, representing 23.6% of the Fund. This amount is reflected in the Statement of Changes in Net Assets for the year ended July 31, 2013.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2014, the Fund paid $211 in commitment fees.

For the six months ended January 31, 2014, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Capital Growth Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Capital Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Capital Growth Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Capital Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222985 03-14 SA200/SAR200 1-14

Wells Fargo Advantage

Disciplined U.S. Core Fund

Semi-Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

Contents

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Disciplined U.S. Core Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Disciplined U.S. Core Fund for the six-month period that ended January 31, 2014. Much of the period was marked by monetary easing by global central banks. Entering the period, investors were concerned that the U.S. Federal Reserve (Fed) would end its bond-buying program, which initially led to higher interest rates and resulted in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 and ended altogether in mid-December 2013 when the Fed announced a tapering timeline that was far more moderate than some had feared. Growing confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

Central banks continued to provide stimulus.

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate effectively near zero in order to support the economy and the financial system. Well before the reporting period began, the FOMC announced its intention to keep interest rates low for an extended period and to make open-ended purchases of $40 billion per month in mortgage-backed securities. The FOMC later added purchases of $45 billion per month in long-term U.S. Treasuries. Because the markets benefited from the FOMC’s liquidity, both stocks and bonds initially sold off after the FOMC indicated in May 2013 that it might reduce (or taper) its bond-buying program. However, in mid-December 2013, the FOMC announced that it would reduce its bond-buying program by $10 billion per month beginning in January 2014. The tapering was less aggressive than some investors had feared, and the markets ended 2013 strongly.

European markets continued to benefit from the European Central Bank’s (ECB’s) earlier announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In November 2013, the ECB cut its key rate to a historic low of 0.25%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a strong 4.1% annualized rate in the third quarter of 2013, and the advance annualized estimate for fourth-quarter GDP growth was 3.2%.

The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013, and was an overhang on economic growth throughout the reporting period. Most recently, Congress was unable to pass a resolution to continue to fund the federal government, and thus, the federal government underwent a partial shutdown from September 30, 2013, through October 16, 2013. The government reopened after the president and Congress reached a deal that funded the government through January 15, 2014,

Letter to shareholders (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	3

and raised the debt limit through February 7, 2014. In December 2013, Congress passed the Ryan–Murray budget agreement that funded the government through September 2015, lessening the near-term prospect of another shutdown.

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Economically sensitive sectors, such as industrials and materials, outperformed. Dividend-paying sectors such as utilities and telecommunication services lagged as higher interest rates dampened their relative performance. Judging by various Russell indexes, small-cap stocks moderately outperformed large-cap stocks, and growth stocks strongly outperformed value stocks.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Disciplined U.S. Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio manager

Greg Golden, CFA

Average annual total returns1 (%) as of January 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVSAX)	2-28-1990	15.22	16.78	6.53	22.26	18.17	7.16	0.94	0.92
Class C (EVSTX)	6-30-1999	20.42	17.30	6.37	21.42	17.30	6.37	1.69	1.67
Administrator Class (EVSYX)	2-21-1995	–	–	–	22.49	18.42	7.41	0.78	0.74
Institutional Class (EVSIX)	7-30-2010	–	–	–	22.81	18.63	7.51	0.51	0.48
S&P 500 Index[4]	–	–	–	–	21.52	19.19	6.83	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2014
Exxon Mobil Corporation	3.00
Apple Incorporated	2.87
Johnson & Johnson Services Incorporated	2.23
Chevron Corporation	2.10
Berkshire Hathaway Incorporated Class B	2.04
Microsoft Corporation	1.99
General Electric Company	1.97
Google Incorporated Class A	1.91
Pfizer Incorporated	1.86
Comcast Corporation Class A	1.83

Sector distribution[6] as of January 31, 2014

1.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Disciplined U.S. Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,057.99	$4.77	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.69	0.92%
Class C
Actual	$1,000.00	$1,054.45	$8.65	1.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.79	$8.49	1.67%
Administrator Class
Actual	$1,000.00	$1,059.05	$3.84	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Institutional Class
Actual	$1,000.00	$1,060.63	$2.49	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	7

Security name	Shares	Value

Common Stocks: 99.48%

Consumer Discretionary: 12.32%

Auto Components: 0.43%
The Goodyear Tire & Rubber Company	73,828	$1,746,765

Automobiles: 2.01%
Ford Motor Company	253,121	3,786,690
General Motors Company †	123,752	4,464,972

		8,251,662

Hotels, Restaurants & Leisure: 0.25%
Chipotle Mexican Grill Incorporated †	1,845	1,018,366

Household Durables: 0.62%
Pulte Homes Incorporated	126,317	2,566,761

Media: 4.17%
Comcast Corporation Class A	138,270	7,528,802
DIRECTV Group Incorporated †	47,729	3,313,824
News Corporation Class A †	47,226	753,727
Walt Disney Company	76,535	5,557,206

		17,153,559

Multiline Retail: 1.56%
Dollar General Corporation †	22,440	1,263,821
Macy’s Incorporated	45,913	2,442,572
Target Corporation	47,400	2,684,736

		6,391,129

Specialty Retail: 3.28%
Bed Bath & Beyond Incorporated †	12,680	809,618
Best Buy Company Incorporated	60,226	1,417,720
Gap Incorporated	23,473	893,852
Home Depot Incorporated	79,156	6,083,139
Lowe’s Companies Incorporated	45,759	2,118,184
PetSmart Incorporated	19,194	1,209,222
Staples Incorporated	72,996	960,627

		13,492,362

Consumer Staples: 9.13%

Beverages: 1.05%
Coca-Cola Enterprises Incorporated	19,606	848,744
Dr Pepper Snapple Group Incorporated	17,073	817,455
PepsiCo Incorporated	23,578	1,894,728
The Coca-Cola Company	20,601	779,130

		4,340,057

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Food & Staples Retailing: 3.69%
CVS Caremark Corporation	81,127	$5,493,920
Kroger Company	80,578	2,908,866
The Andersons Incorporated	17,853	1,477,157
Wal-Mart Stores Incorporated	70,935	5,297,426

		15,177,369

Food Products: 2.00%
Archer Daniels Midland Company	107,014	4,224,913
Sanderson Farms Incorporated	53,559	3,982,112

		8,207,025

Household Products: 0.57%
Procter & Gamble Company	30,685	2,351,085

Personal Products: 0.58%
Herbalife Limited «	36,812	2,369,588

Tobacco: 1.24%
Altria Group Incorporated	51,883	1,827,319
Lorillard Incorporated	66,218	3,259,250

		5,086,569

Energy: 9.37%

Energy Equipment & Services: 0.62%
Schlumberger Limited	28,947	2,534,889

Oil, Gas & Consumable Fuels: 8.75%
Anadarko Petroleum Corporation	20,483	1,652,773
Chesapeake Energy Corporation	61,977	1,667,801
Chevron Corporation	77,141	8,611,250
ConocoPhillips Company	44,037	2,860,203
EOG Resources Incorporated	21,130	3,491,521
Exxon Mobil Corporation	133,849	12,335,524
Marathon Petroleum Corporation	34,557	3,008,187
Phillips 66	31,897	2,331,352

		35,958,611

Financials: 15.33%

Capital Markets: 1.85%
Bank of New York Mellon Corporation	91,865	2,936,005
E*TRADE Financial Corporation †	56,538	1,131,891
Legg Mason Incorporated	64,748	2,742,078
Morgan Stanley	27,469	810,610

		7,620,584

Commercial Banks: 1.71%
Fifth Third Bancorp	65,431	1,375,360
Huntington Bancshares Incorporated	83,338	755,876

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	9

Security name	Shares	Value

Commercial Banks (continued)
PNC Financial Services Group Incorporated	24,421	$1,950,749
Regions Financial Corporation	207,433	2,109,594
SunTrust Banks Incorporated	22,189	821,437

		7,013,016

Consumer Finance: 0.37%
Capital One Financial Corporation	21,690	1,531,531

Diversified Financial Services: 6.48%
Bank of America Corporation	410,369	6,873,681
Berkshire Hathaway Incorporated Class B †	74,944	8,363,750
Citigroup Incorporated	143,449	6,803,786
JPMorgan Chase & Company	82,907	4,589,732

		26,630,949

Insurance: 4.40%
ACE Limited	12,938	1,213,714
Allstate Corporation	46,531	2,382,387
American Financial Group Incorporated	22,040	1,210,437
American International Group Incorporated	53,542	2,567,874
Assurant Incorporated	12,754	833,474
Genworth Financial Incorporated †	43,559	642,495
Lincoln National Corporation	12,418	596,437
MetLife Incorporated	51,835	2,542,507
Prudential Financial Incorporated	9,810	827,866
Symetra Financial Corporation	168,611	3,228,901
The Travelers Companies Incorporated	9,067	736,966
XL Group plc	44,487	1,278,556

		18,061,614

REITs: 0.52%
Simon Property Group Incorporated	9,234	1,429,793
Ventas Incorporated	11,136	694,775

		2,124,568

Health Care: 14.41%

Biotechnology: 1.42%
Amgen Incorporated	26,326	3,131,478
Biogen Idec Incorporated †	3,302	1,032,337
Celgene Corporation †	11,114	1,688,550

		5,852,365

Health Care Equipment & Supplies: 3.23%
Abbott Laboratories	42,589	1,561,313
Boston Scientific Corporation †	221,419	2,995,799
Covidien plc	16,000	1,091,840
DexCom Incorporated †	93,232	3,772,167
Medtronic Incorporated	68,093	3,851,340

		13,272,459

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Health Care Providers & Services: 3.51%
Aetna Incorporated	36,392	$2,486,665
AmerisourceBergen Corporation	41,281	2,774,909
Cardinal Health Incorporated	9,810	667,276
Cigna Corporation	10,119	873,371
Humana Incorporated	13,847	1,347,313
McKesson Corporation	20,379	3,554,301
UnitedHealth Group Incorporated	26,588	1,921,781
WellPoint Incorporated	9,125	784,750

		14,410,366

Life Sciences Tools & Services: 0.24%
Thermo Fisher Scientific Incorporated	8,570	986,750

Pharmaceuticals: 6.01%
AbbVie Incorporated	42,874	2,110,687
Eli Lilly & Company	41,836	2,259,562
Johnson & Johnson Services Incorporated	103,336	9,142,136
Merck & Company Incorporated	66,143	3,503,595
Pfizer Incorporated	252,030	7,661,712

		24,677,692

Industrials: 11.79%

Aerospace & Defense: 4.00%
L-3 Communications Holdings Incorporated	29,566	3,283,896
Lockheed Martin Corporation	16,000	2,414,560
Northrop Grumman Corporation	35,706	4,125,828
Raytheon Company	30,220	2,873,015
The Boeing Company	29,881	3,742,894

		16,440,193

Air Freight & Logistics: 0.77%
FedEx Corporation	23,694	3,158,884

Airlines: 1.60%
Delta Air Lines Incorporated	72,090	2,206,675
Southwest Airlines Company	207,786	4,353,117

		6,559,792

Building Products: 0.20%
Masco Corporation	38,260	809,582

Commercial Services & Supplies: 0.56%
RR Donnelley & Sons Company «	91,659	1,692,942
The ADT Corporation «	20,828	625,673

		2,318,615

Construction & Engineering: 0.93%
Fluor Corporation	38,649	2,935,778
Quanta Services Incorporated †	28,424	885,976

		3,821,754

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	11

Security name	Shares	Value

Industrial Conglomerates: 2.18%
3M Company	6,867	$880,281
General Electric Company	322,215	8,097,263

		8,977,544

Machinery: 0.80%
Caterpillar Incorporated	34,850	3,272,764

Road & Rail: 0.75%
CSX Corporation	114,183	3,072,665

Information Technology: 18.04%

Communications Equipment: 2.69%
Cisco Systems Incorporated	183,556	4,021,712
Harris Corporation	12,400	859,816
QUALCOMM Incorporated	83,295	6,182,155

		11,063,683

Computers & Peripherals: 4.87%
Apple Incorporated	23,549	11,788,629
EMC Corporation	34,580	838,219
Hewlett-Packard Company	68,688	1,991,952
NetApp Incorporated	20,049	848,875
SanDisk Corporation	18,785	1,306,497
Western Digital Corporation	37,388	3,221,724

		19,995,896

Electronic Equipment, Instruments & Components: 0.26%
Corning Incorporated	61,797	1,063,526

Internet Software & Services: 1.91%
Google Incorporated Class A †	6,650	7,853,451

IT Services: 2.17%
Computer Sciences Corporation	41,678	2,517,768
International Business Machines Corporation	10,114	1,786,942
Leidos Holdings Incorporated «	40,496	1,836,089
MasterCard Incorporated Class A	9,810	742,421
Western Union Company	130,279	2,006,297

		8,889,517

Office Electronics: 0.92%
Xerox Corporation	348,040	3,776,234

Semiconductors & Semiconductor Equipment: 1.04%
Intel Corporation	174,648	4,285,862

Software: 4.18%
CA Incorporated	25,507	818,265
Intuit Incorporated	10,791	790,441

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Software (continued)
Microsoft Corporation	216,334	$8,188,242
Oracle Corporation	170,872	6,305,177
Symantec Corporation	49,864	1,067,588

		17,169,713

Materials: 2.69%

Chemicals: 1.70%
CF Industries Holdings Incorporated	3,562	822,323
Dow Chemical Company	82,837	3,769,912
LyondellBasell Industries NV Class A	30,191	2,377,843

		6,970,078

Containers & Packaging: 0.31%
Avery Dennison Corporation	26,353	1,298,412

Metals & Mining: 0.68%
Cliffs Natural Resources Incorporated «	16,678	322,219
Freeport-McMoRan Copper & Gold Incorporated Class B	48,070	1,557,949
United States Steel Corporation «	35,377	923,693

		2,803,861

Telecommunication Services: 2.46%

Diversified Telecommunication Services: 2.46%
AT&T Incorporated	123,753	4,123,450
Verizon Communications Incorporated	124,672	5,986,749

		10,110,199

Utilities: 3.94%

Electric Utilities: 1.83%
Entergy Corporation	14,685	925,596
Exelon Corporation	114,838	3,330,302
Pinnacle West Capital Corporation	15,696	826,080
PPL Corporation	79,675	2,435,665

		7,517,643

Gas Utilities: 1.15%
AGL Resources Incorporated	84,607	4,042,522
New Jersey Resources Corporation	14,593	665,441

		4,707,963

Independent Power Producers & Energy Traders: 0.31%
AES Corporation	91,075	1,280,515

Multi-Utilities: 0.65%
Public Service Enterprise Group Incorporated	79,917	2,664,433

Total Common Stocks (Cost $272,246,039)		408,710,470

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	13

Security name	Yield	Shares	Value

Short-Term Investments: 2.37%

Investment Companies: 2.37%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	2,575,087	$2,575,087
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.08	7,164,909	7,164,909

Total Short-Term Investments (Cost $9,739,996)			9,739,996

Total investments in securities
(Cost $281,986,035) *	101.85%	418,450,466
Other assets and liabilities, net	(1.85)	(7,605,044)

Total net assets	100.00%	$410,845,422

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $282,806,064 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$140,323,026
Gross unrealized depreciation	(4,678,624)

Net unrealized appreciation	$135,644,402

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Disciplined U.S. Core Fund	Statement of assets and liabilities—January 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$408,710,470
In affiliated securities, at value (see cost below)	9,739,996

Total investments, at value (see cost below)	418,450,466
Receivable for Fund shares sold	72,503
Receivable for dividends	394,386
Receivable for securities lending income	3,457
Prepaid expenses and other assets	350

Total assets	418,921,162

Liabilities
Payable for Fund shares redeemed	358,214
Payable upon receipt of securities loaned	7,164,909
Advisory fee payable	110,705
Distribution fees payable	5,123
Due to other related parties	100,695
Accrued expenses and other liabilities	336,094

Total liabilities	8,075,740

Total net assets	$410,845,422

NET ASSETS CONSIST OF
Paid-in capital	$226,980,056
Undistributed net investment income	2,860,102
Accumulated net realized gains on investments	44,540,833
Net unrealized gains on investments	136,464,431

Total net assets	$410,845,422

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$288,757,777
Shares outstanding – Class A	19,598,482
Net asset value per share – Class A	$14.73
Maximum offering price per share – Class A2	$15.63
Net assets – Class C	$10,040,217
Shares outstanding – Class C	714,809
Net asset value per share – Class C	$14.05
Net assets–Administrator Class	$49,209,893
Shares outstanding – Administrator Class	3,279,534
Net asset value per share – Administrator Class	$15.01
Net assets–Institutional Class	$62,837,535
Shares outstanding – Institutional Class	4,226,376
Net asset value per share – Institutional Class	$14.87

Investments in unaffiliated securities (including securities on loan), at cost	$272,246,039

Investments in affiliated securities, at cost	$9,739,996

Total investments, at cost	$281,986,035

Securities on loan, at value	$6,991,305

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2014 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	15

Investment income
Dividends	$4,711,638
Securities lending income, net	43,041
Income from affiliated securities	1,100

Total investment income	4,755,779

Expenses
Advisory fee	650,354
Administration fees
Fund level	108,392
Class A	385,637
Class C	13,064
Administrator Class	29,692
Institutional Class	26,997
Shareholder servicing fees
Class A	370,804
Class C	12,562
Administrator Class	72,242
Distribution fees
Class C	37,685
Custody and accounting fees	24,142
Professional fees	26,868
Registration fees	22,731
Shareholder report expenses	27,806
Trustees’ fees and expenses	5,037
Other fees and expenses	42,778

Total expenses	1,856,791
Less: Fee waivers and/or expense reimbursements	(27,456)

Net expenses	1,829,335

Net investment income	2,926,444

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	45,526,228
Net change in unrealized gains (losses) on investments	(23,671,821)

Net realized and unrealized gains (losses) on investments	21,854,407

Net increase in net assets resulting from operations	$24,780,851

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Disciplined U.S. Core Fund	Statement of changes in net assets

	Six months ended January 31, 2014 (unaudited)		Year ended July 31, 2013

Operations
Net investment income		$2,926,444		$6,940,044
Net realized gains on investments		45,526,228		57,444,012
Net change in unrealized gains (losses) on investments		(23,671,821)		30,911,850

Net increase in net assets resulting from operations		24,780,851		95,295,906

Distributions to shareholders from
Net investment income
Class A		(4,752,589)		(4,355,756)
Class C		(97,722)		(82,326)
Administrator Class		(634,127)		(2,153,996)
Institutional Class		(1,401,931)		(24,206)
Net realized gains
Class A		(38,995,790)		(27,133,857)
Class C		(1,394,806)		(948,466)
Administrator Class		(6,776,357)		(14,145,664)
Institutional Class		(9,948,253)		(117,107)

Total distributions to shareholders		(64,001,575)		(48,961,378)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	360,549	5,727,417	472,785	7,027,919
Class C	64,475	958,190	98,506	1,401,647
Administrator Class	124,869	2,033,524	469,700	7,023,931
Institutional Class	4,669,889	75,549,967	41,930	651,116

		84,269,098		16,104,613

Reinvestment of distributions
Class A	2,774,616	42,041,138	2,203,682	29,725,637
Class C	73,060	1,051,887	53,713	692,961
Administrator Class	399,637	6,149,295	433,941	5,920,813
Institutional Class	96,268	1,480,716	10,367	141,313

		50,723,036		36,480,724

Payment for shares redeemed
Class A	(1,100,553)	(17,612,667)	(2,465,454)	(36,487,861)
Class C	(35,287)	(542,027)	(148,904)	(2,081,805)
Administrator Class	(4,980,235)	(80,751,844)	(3,339,540)	(49,949,863)
Institutional Class	(653,902)	(10,602,967)	(20,333)	(300,944)

		(109,509,505)		(88,820,473)

Net increase (decrease) in net assets resulting from capital share transactions		25,482,629		(36,235,136)

Total increase (decrease) in net assets		(13,738,095)		10,099,392

Net assets
Beginning of period		424,583,517		414,484,125

End of period		$410,845,422		$424,583,517

Undistributed net investment income		$2,860,102		$6,820,027

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Disciplined U.S. Core Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS A		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$16.27	$14.65	$14.25	$11.93	$10.85	$14.40
Net investment income	0.09	0.24	0.20	0.16	0.15	0.18
Net realized and unrealized gains (losses) on investments	0.88	3.25	0.93	2.17	1.09	(3.15)

Total from investment operations	0.97	3.49	1.13	2.33	1.24	(2.97)
Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.23)	(0.01)	(0.16)	(0.17)
Net realized gains	(2.27)	(1.63)	(0.50)	0.00	0.00	(0.41)

Total distributions to shareholders	(2.51)	(1.87)	(0.73)	(0.01)	(0.16)	(0.58)
Net asset value, end of period	$14.73	$16.27	$14.65	$14.25	$11.93	$10.85
Total return[2]	5.80%	26.62%	8.54%	19.50%	11.39%	(20.07)%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.94%	0.92%	0.93%	0.76%	1.00%
Net expenses	0.92%	0.92%	0.92%	0.92%	0.76%	1.00%
Net investment income	1.27%	1.66%	1.43%	1.18%	1.27%	1.71%
Supplemental data
Portfolio turnover rate	38%	64%	82%	64%	63%	30%
Net assets, end of period (000s omitted)	$288,758	$285,780	$254,272	$268,460	$265,835	$243,049

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Enhanced S&P 500 Fund.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS C		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$15.58	$14.10	$13.69	$11.54	$10.50	$13.95
Net investment income	0.04	0.12	0.09	0.05	0.06	0.11
Net realized and unrealized gains (losses) on investments	0.84	3.12	0.90	2.10	1.04	(3.06)

Total from investment operations	0.88	3.24	0.99	2.15	1.10	(2.95)
Distributions to shareholders from
Net investment income	(0.14)	(0.13)	(0.08)	0.00	(0.06)	(0.09)
Net realized gains	(2.27)	(1.63)	(0.50)	0.00	0.00	(0.41)

Total distributions to shareholders	(2.41)	(1.76)	(0.58)	0.00	(0.06)	(0.50)
Net asset value, end of period	$14.05	$15.58	$14.10	$13.69	$11.54	$10.50
Total return[2]	5.44%	25.65%	7.75%	18.63%	10.51%	(20.65)%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.69%	1.67%	1.68%	1.51%	1.76%
Net expenses	1.67%	1.67%	1.67%	1.67%	1.51%	1.76%
Net investment income	0.51%	0.92%	0.68%	0.44%	0.52%	0.95%
Supplemental data
Portfolio turnover rate	38%	64%	82%	64%	63%	30%
Net assets, end of period (000s omitted)	$10,040	$9,544	$8,590	$8,768	$11,613	$11,462

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Enhanced S&P 500 Fund.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Disciplined U.S. Core Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$16.47	$14.79	$14.36	$11.99	$10.92	$14.48
Net investment income	0.14 [2]	0.28 [2]	0.23 [2]	0.19 [2]	0.20	0.22
Net realized and unrealized gains (losses) on investments	0.86	3.27	0.93	2.19	1.06	(3.17)

Total from investment operations	1.00	3.55	1.16	2.38	1.26	(2.95)
Distributions to shareholders from
Net investment income	(0.19)	(0.24)	(0.23)	(0.01)	(0.19)	(0.20)
Net realized gains	(2.27)	(1.63)	(0.50)	0.00	0.00	(0.41)

Total distributions to shareholders	(2.46)	(1.87)	(0.73)	(0.01)	(0.19)	(0.61)
Net asset value, end of period	$15.01	$16.47	$14.79	$14.36	$11.99	$10.92
Total return[3]	5.91%	26.82%	8.72%	19.84%	11.51%	(19.81)%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.78%	0.75%	0.77%	0.52%	0.75%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.52%	0.75%
Net investment income	1.65%	1.87%	1.63%	1.37%	1.53%	1.99%
Supplemental data
Portfolio turnover rate	38%	64%	82%	64%	63%	30%
Net assets, end of period (000s omitted)	$49,210	$127,384	$150,408	$244,716	$371,389	$484,594

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Enhanced S&P 500 Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$16.43	$14.78	$14.39	$11.99	$11.99
Net investment income	0.13 [2]	0.35	0.26 [2]	0.22	0.00
Net realized and unrealized gains (losses) on investments	0.89	3.23	0.93	2.19	0.00

Total from investment operations	1.02	3.58	1.19	2.41	0.00
Distributions to shareholders from
Net investment income	(0.31)	(0.30)	(0.30)	(0.01)	0.00
Net realized gains	(2.27)	(1.63)	(0.50)	0.00	0.00

Total distributions to shareholders	(2.58)	(1.93)	(0.80)	(0.01)	0.00
Net asset value, end of period	$14.87	$16.43	$14.78	$14.39	$11.99
Total return[3]	6.06%	27.16%	9.02%	20.10%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.51%	0.49%	0.51%	0.00%
Net expenses	0.48%	0.48%	0.48%	0.47%	0.00%
Net investment income	1.58%	2.08%	1.80%	1.62%	0.00%
Supplemental data
Portfolio turnover rate	38%	64%	82%	64%	63%
Net assets, end of period (000s omitted)	$62,838	$1,875	$1,215	$12	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010
2.	Calculated based upon average shares outstanding
3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

22	Wells Fargo Advantage Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	23

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$408,710,470	$0	$0	$408,710,470
Short-term investments
Investment companies	2,575,087	7,164,909	0	9,739,996
	$411,285,557	$7,164,909	$0	$418,450,466

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.92% for Class A shares, 1.67% for Class C shares, 0.74% for Administrator Class shares, and 0.48% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended January 31, 2014, Wells Fargo Funds Distributor, LLC received $5,045 from the sale of Class A shares.

24	Wells Fargo Advantage Disciplined U.S. Core Fund	Notes to financial sttements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2014 were $158,409,037 and $190,735,646, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2014, the Fund paid $176 in commitment fees.

For the six months ended January 31, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Disciplined U.S. Core Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Disciplined U.S. Core Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222986 03-14 SA203/SAR203 1-14

Wells Fargo Advantage Endeavor Select FundSM

Semi-Annual Report

January 31, 2014

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The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Endeavor Select Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Endeavor Select Fund for the six-month period that ended January 31, 2014. Much of the period was marked by monetary easing by global central banks. Entering the period, investors were concerned that the U.S. Federal Reserve (Fed) would end its bond-buying program, which initially led to higher interest rates and resulted in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 and ended altogether in mid-December 2013 when the Fed announced a tapering timeline that was far more moderate than some had feared. Growing confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

Central banks continued to provide stimulus.

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate effectively near zero in order to support the economy and the financial system. Well before the reporting period began, the FOMC announced its intention to keep interest rates low for an extended period and to make open-ended purchases of $40 billion per month in mortgage-backed securities. The FOMC later added purchases of $45 billion per month in long-term U.S. Treasuries. Because the markets benefited from the FOMC’s liquidity, both stocks and bonds initially sold off after the FOMC indicated in May 2013 that it might reduce (or taper) its bond-buying program. However, in mid-December 2013, the FOMC announced that it would reduce its bond-buying program by $10 billion per month beginning in January 2014. The tapering was less aggressive than some investors had feared, and the markets ended 2013 strongly.

European markets continued to benefit from the European Central Bank’s (ECB’s) earlier announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In November 2013, the ECB cut its key rate to a historic low of 0.25%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a strong 4.1% annualized rate in the third quarter of 2013, and the advance annualized estimate for fourth-quarter GDP growth was 3.2%.

The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013, and was an overhang on economic growth throughout the reporting period. Most recently, Congress was unable to pass a resolution to continue to fund the federal government, and thus, the federal government underwent a partial shutdown from September 30, 2013, through October 16, 2013. The government reopened after the president and Congress reached a deal that funded the government through January 15, 2014, and raised the debt limit through February 7, 2014. In December 2013, Congress passed the Ryan–Murray budget agreement that funded the government through September 2015, lessening the near-term prospect of another shutdown.

Letter to shareholders (unaudited)	Wells Fargo Advantage Endeavor Select Fund	3

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Economically sensitive sectors, such as industrials and materials, outperformed. Dividend-paying sectors such as utilities and telecommunication services lagged as higher interest rates dampened their relative performance. Judging by various Russell indexes, small-cap stocks moderately outperformed large-cap stocks, and growth stocks strongly outperformed value stocks.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Endeavor Select Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Average annual total returns1 (%) as of January 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STAEX)	12-29-2000	19.63	17.48	5.91	26.95	18.88	6.54	1.27	1.26
Class B (WECBX)*	12-29-2000	21.12	17.77	5.97	26.12	17.97	5.97	2.02	2.01
Class C (WECCX)	12-29-2000	25.12	18.02	5.74	26.12	18.02	5.74	2.02	2.01
Administrator Class (WECDX)	4-8-2005	–	–	–	27.34	19.20	6.78	1.11	1.01
Institutional Class (WFCIX)	4-8-2005	–	–	–	27.59	19.42	6.96	0.84	0.81
Russell 1000® Growth Index[4]	–	–	–	–	24.35	20.88	7.30	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Endeavor Select Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2014
Google Incorporated Class A	5.36
Amazon.com Incorporated	3.99
Constellation Brands Incorporated Class A	3.85
Facebook Incorporated Class A	3.58
IntercontinentalExchange Group Incorporated	3.41
Visa Incorporated Class A	3.30
Apple Incorporated	3.16
Alliance Data Systems Corporation	3.13
Alexion Pharmaceuticals Incorporated	3.09
Gilead Sciences Incorporated	2.95

Sector distribution[6] as of January 31, 2014

1.	Historical performance shown for Administrator Class shares and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.00% for Administrator Class, and 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Endeavor Select Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,143.74	$6.75	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36	1.25%
Class B
Actual	$1,000.00	$1,139.61	$10.79	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16	2.00%
Class C
Actual	$1,000.00	$1,139.61	$10.79	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16	2.00%
Administrator Class
Actual	$1,000.00	$1,145.76	$5.41	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Institutional Class
Actual	$1,000.00	$1,146.75	$4.33	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Endeavor Select Fund	7

Security name	Shares	Value

Common Stocks: 97.64%

Consumer Discretionary: 19.02%

Auto Components: 2.09%
Delphi Automotive plc	239,900	$14,607,511

Hotels, Restaurants & Leisure: 2.21%
Starbucks Corporation	217,147	15,443,495

Household Durables: 1.13%
Mohawk Industries Incorporated †	55,379	7,873,786

Internet & Catalog Retail: 6.23%
Amazon.com Incorporated †	77,900	27,941,951
Netflix Incorporated †	38,300	15,677,339

		43,619,290

Media: 4.14%
Liberty Global plc Class C †	253,300	20,094,289
Twenty-First Century Fox Incorporated	279,700	8,900,054

		28,994,343

Specialty Retail: 2.23%
TJX Companies Incorporated	271,400	15,567,504

Textiles, Apparel & Luxury Goods: 0.99%
Michael Kors Holdings Limited †	87,054	6,958,226

Consumer Staples: 3.85%

Beverages: 3.85%
Constellation Brands Incorporated Class A †	350,900	26,903,503

Energy: 2.13%

Oil, Gas & Consumable Fuels: 2.13%
Pioneer Natural Resources Company	88,100	14,917,092

Financials: 10.02%

Capital Markets: 1.72%
Affiliated Managers Group Incorporated †	60,400	12,034,096

Consumer Finance: 2.61%
American Express Company	214,500	18,236,790

Diversified Financial Services: 3.41%
IntercontinentalExchange Group Incorporated	114,300	23,864,697

Insurance: 2.28%
Aon plc	198,700	15,987,402

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Health Care: 15.00%

Biotechnology: 10.68%
Alexion Pharmaceuticals Incorporated †	136,300	$21,634,899
Biogen Idec Incorporated †	55,200	17,257,728
Celgene Corporation †	100,000	15,193,000
Gilead Sciences Incorporated †	255,900	20,638,335

		74,723,962

Health Care Equipment & Supplies: 2.22%
Boston Scientific Corporation †	1,145,700	15,501,321

Pharmaceuticals: 2.10%
Actavis plc †	77,900	14,721,542

Industrials: 9.63%

Aerospace & Defense: 2.64%
Precision Castparts Corporation	72,542	18,480,075

Airlines: 2.68%
Delta Air Lines Incorporated	613,700	18,785,357

Electrical Equipment: 2.20%
Eaton Corporation plc	210,400	15,378,136

Road & Rail: 2.11%
Kansas City Southern	139,600	14,740,364

Information Technology: 33.73%

Computers & Peripherals: 3.16%
Apple Incorporated	44,149	22,100,989

Internet Software & Services: 12.12%
Baidu Incorporated ADR †	60,400	9,452,600
Facebook Incorporated Class A †	400,700	25,071,799
Google Incorporated Class A †	31,775	37,525,322
LinkedIn Corporation Class A †	59,100	12,718,911

		84,768,632

IT Services: 8.17%
Alliance Data Systems Corporation †	91,500	21,928,890
Vantiv Incorporated Class A †	401,400	12,178,476
Visa Incorporated Class A	107,100	23,072,553

		57,179,919

Semiconductors & Semiconductor Equipment: 3.72%
ARM Holdings plc	287,000	13,222,090
ASML Holding NV	151,300	12,804,519

		26,026,609

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Endeavor Select Fund	9

Security name		Shares	Value

Software: 6.56%
Adobe Systems Incorporated †		271,400	$16,064,166
Salesforce.com Incorporated †		270,100	16,349,153
ServiceNow Incorporated †		213,000	13,510,590

			45,923,909

Materials: 2.52%

Chemicals: 2.52%
Monsanto Company		165,400	17,623,370

Telecommunication Services: 1.74%

Wireless Telecommunication Services: 1.74%
SBA Communications Corporation Class A †		130,979	12,148,302

Total Common Stocks (Cost $508,481,622)			683,110,222

	Yield
Short-Term Investments: 0.96%

Investment Companies: 0.96%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.07%	6,727,804	6,727,804

Total Short-Term Investments (Cost $6,727,804)			6,727,804

Total investments in securities (Cost $515,209,426) *	98.60%	689,838,026
Other assets and liabilities, net	1.40	9,815,679

Total net assets	100.00%	$699,653,705

†	Non-income-earning security

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

*	Cost for federal income tax purposes is $515,882,867, and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$180,256,886
Gross unrealized depreciation	(6,301,727)

Net unrealized appreciation	$173,955,159

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Endeavor Select Fund	Statement of assets and liabilities—January 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$683,110,222
In affiliated securities, at value (see cost below)	6,727,804

Total investments, at value (see cost below)	689,838,026
Receivable for investments sold	19,523,082
Receivable for Fund shares sold	1,083,366
Receivable for dividends	191,201
Receivable for securities lending income	41
Prepaid expenses and other assets	39,148

Total assets	710,674,864

Liabilities
Payable for investments purchased	9,580,935
Payable for Fund shares redeemed	787,374
Advisory fee payable	398,340
Distribution fees payable	5,130
Due to other related parties	93,635
Accrued expenses and other liabilities	155,745

Total liabilities	11,021,159

Total net assets	$699,653,705

NET ASSETS CONSIST OF
Paid-in capital	$501,861,927
Accumulated net investment loss	(1,226,171)
Accumulated net realized gains on investments	24,389,349
Net unrealized gains on investments	174,628,600

Total net assets	$699,653,705

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$45,592,856
Shares outstanding – Class A	3,339,763
Net asset value per share – Class A	$13.65
Maximum offering price per share – Class A2	$14.48
Net assets – Class B	$383,562
Shares outstanding – Class B	31,390
Net asset value per share – Class B	$12.22
Net assets – Class C	$6,803,528
Shares outstanding – Class C	556,724
Net asset value per share – Class C	$12.22
Net assets – Administrator Class	$63,933,531
Shares outstanding – Administrator Class	4,587,224
Net asset value per share – Administrator Class	$13.94
Net assets – Institutional Class	$582,940,228
Shares outstanding – Institutional Class	41,285,066
Net asset value per share – Institutional Class	$14.12

Investments in unaffiliated securities, at cost	$508,481,622

Investments in affiliated securities, at cost	$6,727,804

Total investments, at cost	$515,209,426

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2014 (unaudited)	Wells Fargo Advantage Endeavor Select Fund	11

Investment income
Dividends	$1,722,189
Securities lending income, net	8,838
Income from affiliated securities	3,711

Total investment income	1,734,738

Expenses
Advisory fee	2,206,919
Administration fees
Fund level	171,458
Class A	60,599
Class B	566
Class C	8,941
Administrator Class	34,197
Institutional Class	225,403
Shareholder servicing fees
Class A	58,268
Class B	545
Class C	8,597
Administrator Class	77,689
Distribution fees
Class B	1,634
Class C	25,792
Custody and accounting fees	22,087
Professional fees	20,023
Registration fees	35,952
Shareholder report expenses	85,704
Trustees’ fees and expenses	6,086
Other fees and expenses	7,998

Total expenses	3,058,458
Less: Fee waivers and/or expense reimbursements	(98,129)

Net expenses	2,960,329

Net investment loss	(1,225,591)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	56,161,256
Net change in unrealized gains (losses) on investments	35,808,745

Net realized and unrealized gains (losses) on investments	91,970,001

Net increase in net assets resulting from operations	$90,744,410

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Endeavor Select Fund	Statement of changes in net assets

	Six months ended January 31, 2014 (unaudited)		Year ended July 31, 2013

Operations
Net investment income (loss)		$(1,225,591)		$2,709,721
Net realized gains on investments		56,161,256		140,899,605
Net change in unrealized gains (losses) on investments		35,808,745		(23,588,525)

Net increase in net assets resulting from operations		90,744,410		120,020,801

Distributions to shareholders from
Net investment income
Administrator Class		(97,085)		0
Institutional Class		(2,001,641)		0
Net realized gains
Class A		(2,203,446)		0
Class B		(22,001)		0
Class C		(364,783)		0
Administrator Class		(2,987,418)		0
Institutional Class		(26,344,957)		0

Total distributions to shareholders		(34,021,331)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	139,501	1,866,923	419,904	4,822,123
Class B	468	5,779	1,531	16,659
Class C	32,874	406,274	51,254	528,802
Administrator Class	260,469	3,575,680	2,170,274	26,247,659
Institutional Class	5,626,307	77,565,943	8,615,117	101,674,535

		83,420,599		133,289,778

Reinvestment of distributions
Class A	158,036	2,144,550	0	0
Class B	1,707	20,756	0	0
Class C	29,369	357,128	0	0
Administrator Class	194,104	2,691,721	0	0
Institutional Class	1,890,146	26,598,582	0	0

		31,812,737		0

Payment for shares redeemed
Class A	(474,178)	(6,369,692)	(1,424,499)	(16,145,152)
Class B	(14,556)	(173,933)	(72,878)	(742,509)
Class C	(64,086)	(772,500)	(144,602)	(1,485,085)
Administrator Class	(1,237,131)	(17,068,108)	(2,211,989)	(25,682,424)
Institutional Class	(5,520,902)	(76,071,340)	(37,737,981)	(428,796,022)

		(100,455,573)		(472,851,192)

Net increase (decrease) in net assets resulting from capital share transactions		14,777,763		(339,561,414)

Total increase (decrease) in net assets		71,500,842		(219,540,613)

Net assets
Beginning of period		628,152,863		847,693,476

End of period		$699,653,705		$628,152,863

Undistributed (accumulated) net investment income (loss)		$(1,226,171)		$2,098,146

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Endeavor Select Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS A		2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.52	$10.45	$10.12	$8.12	$7.25	$10.81
Net investment income (loss)	(0.05)[1]	0.00 [1,2]	(0.05)[1]	(0.05)[1]	(0.04)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	1.85	2.07	0.38	2.05	0.91	(3.29)

Total from investment operations	1.80	2.07	0.33	2.00	0.87	(3.30)
Distributions to shareholders from
Net realized gains	(0.67)	0.00	0.00	0.00	0.00	(0.26)
Net asset value, end of period	$13.65	$12.52	$10.45	$10.12	$8.12	$7.25
Total return[3]	14.37%	19.81%	3.26%	24.63%	12.00%	(30.10)%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.26%	1.23%	1.23%	1.28%	1.32%
Net expenses	1.25%	1.25%	1.23%	1.23%	1.25%	1.25%
Net investment income (loss)	(0.74)%	0.03%	(0.49)%	(0.52)%	(0.51)%	(0.08)%
Supplemental data
Portfolio turnover rate	56%	97%	94%	100%	139%	173%
Net assets, end of period (000s omitted)	$45,593	$44,041	$47,233	$94,704	$125,266	$155,666

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS B		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.31	$9.51	$9.28	$7.50	$6.75	$10.18
Net investment loss	(0.09)[1]	(0.07)[1]	(0.11)[1]	(0.11)[1]	(0.09)[1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	1.67	1.87	0.34	1.89	0.84	(3.11)

Total from investment operations	1.58	1.80	0.23	1.78	0.75	(3.17)
Distributions to shareholders from
Net realized gains	(0.67)	0.00	0.00	0.00	0.00	(0.26)
Net asset value, end of period	$12.22	$11.31	$9.51	$9.28	$7.50	$6.75
Total return[2]	13.96%	18.93%	2.48%	23.73%	11.11%	(30.71)%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.00%	1.98%	1.98%	2.02%	2.07%
Net expenses	2.00%	2.00%	1.98%	1.98%	2.00%	2.00%
Net investment loss	(1.48)%	(0.67)%	(1.24)%	(1.26)%	(1.25)%	(0.85)%
Supplemental data
Portfolio turnover rate	56%	97%	94%	100%	139%	173%
Net assets, end of period (000s omitted)	$384	$495	$1,095	$1,633	$2,622	$3,976

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Endeavor Select Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.32	$9.51	$9.28	$7.50	$6.75	$10.18
Net investment loss	(0.09)[1]	(0.07)[1]	(0.11)[1]	(0.11)[1]	(0.09)[1]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	1.66	1.88	0.34	1.89	0.84	(3.12)

Total from investment operations	1.57	1.81	0.23	1.78	0.75	(3.17)
Distributions to shareholders from
Net realized gains	(0.67)	0.00	0.00	0.00	0.00	(0.26)
Net asset value, end of period	$12.22	$11.32	$9.51	$9.28	$7.50	$6.75
Total return[2]	13.96%	18.93%	2.48%	23.73%	11.11%	(30.70)%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.01%	1.98%	1.98%	2.03%	2.07%
Net expenses	2.00%	2.00%	1.98%	1.98%	2.00%	2.00%
Net investment loss	(1.50)%	(0.72)%	(1.25)%	(1.27)%	(1.26)%	(0.82)%
Supplemental data
Portfolio turnover rate	56%	97%	94%	100%	139%	173%
Net assets, end of period (000s omitted)	$6,804	$6,320	$6,199	$7,448	$7,825	$9,139

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.78	$10.63	$10.26	$8.22	$7.34	$10.91
Net investment income (loss)	(0.03)[1]	0.03 [1]	(0.03)[1]	(0.03)[1]	(0.02)[1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	1.88	2.12	0.40	2.07	0.91	(3.32)

Total from investment operations	1.85	2.15	0.37	2.04	0.89	(3.31)
Distributions to shareholders from
Net investment income	(0.02)	0.00	0.00	0.00	(0.01)	0.00
Net realized gains	(0.67)	0.00	0.00	0.00	0.00	(0.26)

Total distributions to shareholders	(0.69)	0.00	0.00	0.00	(0.01)	(0.26)
Net asset value, end of period	$13.94	$12.78	$10.63	$10.26	$8.22	$7.34
Total return[2]	14.58%	20.13%	3.51%	24.94%	12.16%	(29.91)%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.08%	1.07%	1.07%	1.10%	1.14%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.48)%	0.23%	(0.27)%	(0.29)%	(0.26)%	0.20%
Supplemental data
Portfolio turnover rate	56%	97%	94%	100%	139%	173%
Net assets, end of period (000s omitted)	$63,934	$68,611	$57,533	$232,954	$223,320	$247,298

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Endeavor Select Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.95	$10.75	$10.37	$8.28	$7.39	$10.97
Net Investment income (loss)	(0.02)[1]	0.06 [1]	(0.01)[1]	(0.01)[1]	(0.01)[1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	1.91	2.14	0.39	2.10	0.93	(3.35)

Total from investment operations	1.89	2.20	0.38	2.09	0.92	(3.32)
Distributions to shareholders from
Net investment income	(0.05)	0.00	0.00	0.00	(0.03)	0.00
Net realized gains	(0.67)	0.00	0.00	0.00	0.00	(0.26)

Total distributions to shareholders	(0.72)	0.00	0.00	0.00	(0.03)	(0.26)
Net asset value, end of period	$14.12	$12.95	$10.75	$10.37	$8.28	$7.39
Total return[2]	14.68%	20.37%	3.66%	25.24%	12.41%	(29.84)%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.80%	0.80%	0.83%	0.88%
Net expenses	0.80%	0.80%	0.79%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.30)%	0.50%	(0.06)%	(0.08)%	(0.07)%	0.38%
Supplemental data
Portfolio turnover rate	56%	97%	94%	100%	139%	173%
Net assets, end of period (000s omitted)	$582,940	$508,685	$735,633	$853,494	$933,587	$867,167

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Endeavor Select Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Endeavor Select Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund . The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is

Notes to financial statements (unaudited)	Wells Fargo Advantage Endeavor Select Fund	19

managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Advantage Endeavor Select Fund	Notes to financial statements (unaudited)

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$683,110,222	$0	$0	$683,110,222
Short-term investments
Investment companies	6,727,804	0	0	6,727,804
	$689,838,026	$0	$0	$689,838,026

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.64% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A shares, 2.00% for Class B shares, 2.00% for Class C shares, 1.00% for Administrator Class shares, and 0.80% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended January 31, 2014, Wells Fargo Funds Distributor, LLC received $2,665 from the sale of Class A shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Endeavor Select Fund	21

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2014 were $372,689,994 and $404,156,406, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2014, the Fund paid $264 in commitment fees.

For the six months ended January 31, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Endeavor Select Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Endeavor Select Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Endeavor Select Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Endeavor Select Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222987 03-14 SA205/SAR205 1-14

Wells Fargo Advantage Growth Fund

Semi-Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Growth Fund for the six-month period that ended January 31, 2014. Much of the period was marked by monetary easing by global central banks. Entering the period, investors were concerned that the U.S. Federal Reserve (Fed) would end its bond-buying program, which initially led to higher interest rates and resulted in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 and ended altogether in mid-December 2013 when the Fed announced a tapering timeline that was far more moderate than some had feared. Growing confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

Central banks continued to provide stimulus.

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate effectively near zero in order to support the economy and the financial system. Well before the reporting period began, the FOMC announced its intention to keep interest rates low for an extended period and to make open-ended purchases of $40 billion per month in mortgage-backed securities. The FOMC later added purchases of $45 billion per month in long-term U.S. Treasuries. Because the markets benefited from the FOMC’s liquidity, both stocks and bonds initially sold off after the FOMC indicated in May 2013 that it might reduce (or taper) its bond-buying program. However, in mid-December 2013, the FOMC announced that it would reduce its bond-buying program by $10 billion per month beginning in January 2014. The tapering was less aggressive than some investors had feared, and the markets ended 2013 strongly.

European markets continued to benefit from the European Central Bank’s (ECB’s) earlier announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In November 2013, the ECB cut its key rate to a historic low of 0.25%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a strong 4.1% annualized rate in the third quarter of 2013, and the advance annualized estimate for fourth-quarter GDP growth was 3.2%.

The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013, and was an overhang on economic growth throughout the reporting period. Most recently, Congress was unable to pass a resolution to continue to fund the federal government, and thus, the federal government underwent a partial shutdown from September 30, 2013, through October 16, 2013. The government reopened after the president and Congress reached a deal that funded the government through January 15, 2014, and raised the debt limit through February 7, 2014. In December 2013, Congress passed the Ryan–Murray budget agreement that funded the government through September 2015, lessening the near-term prospect of another shutdown.

Letter to shareholders (unaudited)	Wells Fargo Advantage Growth Fund	3

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Economically sensitive sectors, such as industrials and materials, outperformed. Dividend-paying sectors such as utilities and telecommunication services lagged as higher interest rates dampened their relative performance. Judging by various Russell indexes, small-cap stocks moderately outperformed large-cap stocks, and growth stocks strongly outperformed value stocks.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Growth Fund	Performance highlights (unaudited)

The Fund is currently closed to most new investors1.

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Joseph M. Eberhardy, CFA, CPA

Average annual total returns (%) as of January 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (SGRAX)[2]	2-24-2000	16.70	24.27	10.95	23.82	25.76	11.61	1.18	1.18
Class C (WGFCX)	12-26-2002	21.90	24.82	10.80	22.90	24.82	10.80	1.93	1.93
Administrator Class (SGRKX)	8-30-2002	–	–	–	24.13	26.10	11.98	1.02	0.96
Institutional Class (SGRNX)	2-24-2000	–	–	–	24.38	26.33	12.15	0.75	0.75
Investor Class (SGROX)	12-31-1993	–	–	–	23.75	25.65	11.51	1.24	1.24
Russell 3000® Growth Index[5]	–	–	–	–	24.95	21.13	7.41	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Growth Fund	5

Ten largest equity holdings[6] (%) as of January 31, 2014
Google Incorporated Class A	4.89
Alexion Pharmaceuticals Incorporated	3.09
Dollar Tree Incorporated	2.49
Whole Foods Market Incorporated	2.37
Gilead Sciences Incorporated	2.09
Amazon.com Incorporated	2.07
CarMax Incorporated	2.06
Concho Resources Incorporated	2.05
eBay Incorporated	1.89
MasterCard Incorporated Class A	1.88

Sector distribution[7] as of January 31, 2014

1.	Please see the Fund’s current Statement of Additional Information for further details.

2.	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 20, 2008, includes Advisor Class expenses.

3.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

4.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.21% for Class A, 1.96% for Class C, 0.96% for Administrator Class, 0.75% for Institutional Class, and 1.27% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,108.36	$6.27	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	$6.01	1.18%
Class C
Actual	$1,000.00	$1,104.42	$10.24	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.48	$9.80	1.93%
Administrator Class
Actual	$1,000.00	$1,109.96	$5.11	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Institutional Class
Actual	$1,000.00	$1,111.12	$3.99	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Investor Class
Actual	$1,000.00	$1,108.23	$6.59	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.31	1.24%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.87%

Consumer Discretionary: 21.95%

Auto Components: 0.22%
Delphi Automotive plc	450,000	$27,400,500

Distributors: 1.17%
LKQ Corporation †	5,280,000	142,929,600

Diversified Consumer Services: 0.25%
Grand Canyon Education Incorporated †	685,000	30,016,700

Hotels, Restaurants & Leisure: 2.45%
Chipotle Mexican Grill Incorporated †	340,000	187,666,400
Starbucks Corporation	1,575,000	112,014,000

		299,680,400

Internet & Catalog Retail: 6.52%
Amazon.com Incorporated †	707,000	253,593,830
HomeAway Incorporated †	3,750,000	153,225,000
priceline.com Incorporated †	168,000	192,341,520
RetailMeNot Incorporated †«	1,443,000	51,096,630
Shutterfly Incorporated †**	2,760,000	130,713,600
TripAdvisor Incorporated †	228,000	17,599,320

		798,569,900

Multiline Retail: 2.49%
Dollar Tree Incorporated †	6,025,000	304,383,000

Specialty Retail: 7.09%
Cabela’s Incorporated †	3,050,000	203,923,000
CarMax Incorporated †	5,590,000	252,164,900
DSW Incorporated Class A	2,331,700	87,788,505
Five Below Incorporated †«	2,200,000	80,630,000
GNC Holdings Incorporated Class A	215,000	10,988,650
Tractor Supply Company	2,285,000	151,975,350
Ulta Salon, Cosmetics & Fragrance Incorporated †	709,000	60,768,390
Urban Outfitters Incorporated †	545,000	19,521,900
Vitamin Shoppe Incorporated †	15,000	672,300

		868,432,995

Textiles, Apparel & Luxury Goods: 1.76%
lululemon athletica incorporated †«	235,000	10,737,150
Michael Kors Holdings Limited †	597,000	47,718,210
Under Armour Incorporated Class A †	1,450,000	156,759,500

		215,214,860

Consumer Staples: 5.03%

Food & Staples Retailing: 4.24%
Costco Wholesale Corporation	595,000	66,854,200
Sprouts Farmers Market Incorporated †	1,850,000	66,119,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Growth Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
The Fresh Market Incorporated †	2,725,000	$95,266,000
Whole Foods Market Incorporated	5,551,000	290,095,260

		518,334,460

Food Products: 0.33%
Annie’s Incorporated †	1,016,470	40,780,776

Personal Products: 0.46%
Estee Lauder Companies Incorporated Class A	819,000	56,298,060

Energy: 5.18%

Oil, Gas & Consumable Fuels: 5.18%
Antero Resources Corporation †	40,799	2,396,533
Concho Resources Incorporated †	2,565,000	250,831,350
Energy XXI (Bermuda) Limited	3,410,600	78,273,270
Oasis Petroleum Incorporated †	1,475,000	61,669,750
Pioneer Natural Resources Company	1,107,000	187,437,240
Whiting Petroleum Corporation †	925,000	54,001,500

		634,609,643

Financials: 5.00%

Capital Markets: 2.34%
Financial Engines Incorporated	1,050,000	63,966,000
TD Ameritrade Holding Corporation	7,100,000	221,875,000

		285,841,000

Consumer Finance: 1.73%
American Express Company	2,270,000	192,995,400
Discover Financial Services	360,000	19,314,000

		212,309,400

Diversified Financial Services: 0.93%
MarketAxess Holdings Incorporated	1,820,000	114,186,800

Health Care: 20.42%

Biotechnology: 11.02%
Alexion Pharmaceuticals Incorporated †	2,380,000	377,777,400
Biogen Idec Incorporated †	339,000	105,984,960
BioMarin Pharmaceutical Incorporated †	1,242,000	85,548,960
Celgene Corporation †	1,180,000	179,277,400
Gilead Sciences Incorporated †	3,172,000	255,821,800
Medivation Incorporated †	1,327,000	105,629,200
Pharmacyclics Incorporated †	59,000	7,851,130
Quintiles Transnational Holdings Incorporated †	509,000	24,243,670
Regeneron Pharmaceuticals Incorporated †	501,000	144,583,590
Vertex Pharmaceuticals Incorporated †	781,000	61,730,240

		1,348,448,350

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Growth Fund	9

Security name	Shares	Value

Health Care Equipment & Supplies: 0.94%
Covidien plc	1,660,300	$113,298,872
NxStage Medical Incorporated †	170,000	2,201,500

		115,500,372

Health Care Providers & Services: 3.32%
AmerisourceBergen Corporation	1,860,000	125,029,200
Catamaran Corporation †	2,985,000	145,130,700
Envision Healthcare Holdings Incorporated †	624,000	20,629,440
Express Scripts Holding Company †	1,550,000	115,769,500

		406,558,840

Health Care Technology: 1.66%
Cerner Corporation †	3,220,000	183,185,800
Veeva Systems Incorporated Class A †«	625,000	19,868,750

		203,054,550

Life Sciences Tools & Services: 1.48%
Covance Incorporated †	678,000	64,111,680
Mettler-Toledo International Incorporated †	476,000	117,238,800

		181,350,480

Pharmaceuticals: 2.00%
Jazz Pharmaceuticals plc †	225,000	34,123,500
Mallinckrodt plc †	306,000	17,695,980
Mylan Laboratories Incorporated †	825,000	37,463,250
Perrigo Company plc	998,000	155,348,680

		244,631,410

Industrials: 9.42%

Aerospace & Defense: 2.41%
Precision Castparts Corporation	480,000	122,280,000
The Boeing Company	502,000	62,880,520
United Technologies Corporation	965,000	110,029,300

		295,189,820

Air Freight & Logistics: 0.66%
United Parcel Service Incorporated Class B	854,000	81,326,420

Building Products: 0.54%
Fortune Brands Home & Security Incorporated	1,465,000	66,012,900

Commercial Services & Supplies: 0.09%
Tyco International Limited	273,000	11,053,770

Industrial Conglomerates: 0.55%
Danaher Corporation	900,000	66,951,000

Machinery: 0.69%
Flowserve Corporation	1,162,500	84,083,625

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Growth Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Professional Services: 0.38%
Verisk Analytics Incorporated Class A †	725,000	$46,298,500

Road & Rail: 4.10%
Genesee & Wyoming Incorporated Class A †	1,715,000	154,933,100
J.B. Hunt Transport Services Incorporated	421,000	31,596,050
Kansas City Southern	1,228,000	129,664,520
Norfolk Southern Corporation	1,270,000	117,589,300
Union Pacific Corporation	395,000	68,824,800

		502,607,770

Information Technology: 29.83%

Communications Equipment: 1.33%
QUALCOMM Incorporated	2,200,000	163,284,000

Computers & Peripherals: 1.97%
Apple Incorporated	401,000	200,740,600
Stratasys Limited †	336,000	40,508,160

		241,248,760

Internet Software & Services: 12.93%
Akamai Technologies Incorporated †	1,656,000	78,958,080
CoStar Group Incorporated †	222,000	38,192,880
Criteo SA ADR †	5,707	200,830
Demandware Incorporated †	375,000	23,880,000
eBay Incorporated †	4,350,000	231,420,000
Envestnet Incorporated †	473,625	20,247,469
Facebook Incorporated Class A †	2,881,000	180,264,170
Google Incorporated Class A †	507,000	598,751,790
MercadoLibre Incorporated «	1,500,000	144,735,000
Pandora Media Incorporated †	2,400,000	86,568,000
Rackspace Hosting Incorporated †	3,820,000	139,086,200
Shutterstock Incorporated †	122,720	9,892,459
Textura Corporation †«	403,000	12,670,320
Yelp Incorporated †	230,000	17,468,500

		1,582,335,698

IT Services: 5.78%
Alliance Data Systems Corporation †	745,000	178,546,700
Cognizant Technology Solutions Corporation Class A †	1,885,000	182,694,200
MasterCard Incorporated Class A	3,036,000	229,764,480
Visa Incorporated Class A	540,000	116,332,200

		707,337,580

Semiconductors & Semiconductor Equipment: 2.44%
Linear Technology Corporation	229,500	10,221,930
Microchip Technology Incorporated «	4,290,661	192,479,052
Silicon Laboratories Incorporated †	1,565,000	73,930,600
Xilinx Incorporated	485,000	22,513,700

		299,145,282

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Growth Fund	11

Security name		Shares	Value

Software: 5.38%
Concur Technologies Incorporated †		205,000	$24,874,700
Fleetmatics Group plc †		2,400,000	96,024,000
Fortinet Incorporated †		1,356,600	28,759,920
Gigamon Incorporated †		300,000	9,138,000
NetSuite Incorporated †		325,900	34,278,162
Qlik Technologies Incorporated †		200,000	5,404,000
Salesforce.com Incorporated †		2,376,000	143,819,280
ServiceNow Incorporated †		167,000	10,592,810
Splunk Incorporated †		1,136,000	87,506,080
Synchronoss Technologies Incorporated †		855,000	22,794,300
Tableau Software Incorporated Class A †		383,000	30,954,060
Ultimate Software Group Incorporated †		1,010,000	164,862,300

			659,007,612

Materials: 3.04%

Chemicals: 3.04%
Airgas Incorporated		560,000	57,814,400
Monsanto Company		1,474,000	157,054,700
Praxair Incorporated		1,263,000	157,521,360

			372,390,460

Total Common Stocks (Cost $7,826,853,577)			12,226,805,293

	Yield
Short-Term Investments: 1.95%

Investment Companies: 1.95%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	35,852,317	35,852,317
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.08	202,225,164	202,225,164

Total Short-Term Investments (Cost $238,077,481)			238,077,481

Total investments in securities
(Cost $8,064,931,058) *	101.82%	12,464,882,774
Other assets and liabilities, net	(1.82)	(222,450,755)

Total net assets	100.00%	$12,242,432,019

†	Non-income-earning security

**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended, as the Fund holds 5% or more of the issuer’s outstanding voting shares.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $8,079,203,787 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,472,757,864
Gross unrealized depreciation	(87,078,877)

Net unrealized appreciation	$4,385,678,987

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Growth Fund	Statement of assets and liabilities—January 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$12,096,091,693
In affiliated securities, at value (see cost below)	368,791,081

Total investments, at value (see cost below)	12,464,882,774
Receivable for investments sold	59,877,020
Receivable for Fund shares sold	17,468,791
Receivable for dividends	1,397,360
Receivable for securities lending income	82,519
Prepaid expenses and other assets	118,033

Total assets	12,543,826,497

Liabilities
Payable for investments purchased	70,631,349
Payable for Fund shares redeemed	16,698,460
Payable upon receipt of securities loaned	202,225,164
Advisory fee payable	6,642,869
Distribution fees payable	431,550
Due to other related parties	2,499,251
Accrued expenses and other liabilities	2,265,835

Total liabilities	301,394,478

Total net assets	$12,242,432,019

NET ASSETS CONSIST OF
Paid-in capital	$7,536,700,273
Accumulated net investment loss	(63,239,721)
Accumulated net realized gains on investments	369,019,751
Net unrealized gains on investments	4,399,951,716

Total net assets	$12,242,432,019

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$2,559,886,269
Shares outstanding – Class A	51,171,589
Net asset value per share – Class A	$50.03
Maximum offering price per share – Class A2	$53.08
Net assets – Class C	$626,380,997
Shares outstanding – Class C	13,569,482
Net asset value per share – Class C	$46.16
Net assets – Administrator Class	$3,591,156,997
Shares outstanding – Administrator Class	68,039,429
Net asset value per share – Administrator Class	$52.78
Net assets – Institutional Class	$3,030,598,806
Shares outstanding – Institutional Class	55,636,486
Net asset value per share – Institutional Class	$54.47
Net assets – Investor Class	$2,434,408,950
Shares outstanding – Investor Class	48,812,573
Net asset value per share – Investor Class	$49.87

Investments in unaffiliated securities (including securities on loan), at cost	$7,752,660,578

Investments in affiliated securities, at cost	$312,270,480

Total investments, at cost	$8,064,931,058

Securities on loan, at value	$197,819,832

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2014 (unaudited)	Wells Fargo Advantage Growth Fund	13

Investment income
Dividends	$31,477,292
Securities lending income, net	337,670
Income from affiliated securities	966,945

Total investment income	32,781,907

Expenses
Advisory fee	37,682,925
Administration fees
Fund level	2,601,386
Class A	3,388,434
Class C	822,559
Administrator Class	1,796,323
Institutional Class	1,179,450
Investor Class	3,945,904
Shareholder servicing fees
Class A	3,258,109
Class C	790,922
Administrator Class	4,405,873
Investor Class	3,080,904
Distribution fees
Class C	2,372,765
Custody and accounting fees	304,098
Professional fees	34,093
Registration fees	111,211
Shareholder report expenses	439,235
Trustees’ fees and expenses	5,485
Other fees and expenses	126,208

Total expenses	66,345,884
Less: Fee waivers and/or expense reimbursements	(1,158,737)

Net expenses	65,187,147

Net investment loss	(32,405,240)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	593,670,182
Affiliated securities	(14,524,932)

Net realized gains on investments	579,145,250

Net change in unrealized gains (losses) on:
Unaffiliated securities	724,963,648
Affiliated securities	(46,518,052)

Net change in unrealized gains (losses) on investments	678,445,596

Net realized and unrealized gains (losses) on investments	1,257,590,846

Net increase in net assets resulting from operations	$1,225,185,606

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2014 (unaudited)		Year ended July 31, 2013

Operations
Net investment loss		$(32,405,240)		$(31,466,810)
Net realized gains on investments		579,145,250		462,255,497
Net change in unrealized gains (losses) on investments		678,445,596		1,822,346,339

Net increase in net assets resulting from operations		1,225,185,606		2,253,135,026

Distributions to shareholders from
Net realized gains
Class A		(89,729,153)		0
Class C		(23,545,922)		0
Administrator Class		(118,713,858)		0
Institutional Class		(93,848,760)		0
Investor Class		(85,239,966)		0

Total distributions to shareholders		(411,077,659)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,473,408	172,869,657	9,894,040	408,238,204
Class C	573,281	26,422,248	1,147,995	44,251,040
Administrator Class	8,206,588	430,160,008	20,894,228	909,698,951
Institutional Class	6,972,128	374,123,277	18,150,039	808,730,212
Investor Class	2,186,626	107,562,279	4,832,369	198,790,403

		1,111,137,469		2,369,708,810

Reinvestment of distributions
Class A	1,674,692	83,232,180	0	0
Class C	351,793	16,150,797	0	0
Administrator Class	2,144,766	112,428,654	0	0
Institutional Class	1,666,978	90,150,182	0	0
Investor Class	1,690,906	83,784,433	0	0

		385,746,246		0

Payment for shares redeemed
Class A	(6,710,496)	(332,258,324)	(17,025,386)	(706,155,026)
Class C	(932,237)	(42,839,630)	(2,400,300)	(93,030,757)
Administrator Class	(9,630,576)	(503,153,040)	(28,712,741)	(1,239,210,292)
Institutional Class	(5,321,063)	(285,425,838)	(22,463,835)	(993,743,121)
Investor Class	(4,477,689)	(220,786,451)	(13,875,944)	(570,744,025)

		(1,384,463,283)		(3,602,883,221)

Net increase (decrease) in net assets resulting from capital share transactions		112,420,432		(1,233,174,411)

Total increase in net assets		926,528,379		1,019,960,615

Net assets
Beginning of period		11,315,903,640		10,295,943,025

End of period		$12,242,432,019		$11,315,903,640

Accumulated net investment loss		$(63,239,721)		$(30,834,481)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS A		2013	2012	2011	2010	2009
Net asset value, beginning of period	$46.74	$37.85	$35.88	$26.10	$21.13	$25.20
Net investment loss	(0.16)[1]	(0.17)[1]	(0.21)[1]	(0.27)[1]	(0.16)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	5.22	9.06	2.65	10.05	5.13	(3.99)

Total from investment operations	5.06	8.89	2.44	9.78	4.97	(4.07)
Distributions to shareholders from
Net realized gains	(1.77)	0.00	(0.47)	0.00	0.00	0.00
Net asset value, end of period	$50.03	$46.74	$37.85	$35.88	$26.10	$21.13
Total return[2]	10.84%	23.49%	6.93%	37.43%	23.52%	(16.15)%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.19%	1.20%	1.24%	1.31%	1.35%
Net expenses	1.18%	1.19%	1.20%	1.24%	1.30%	1.29%
Net investment loss	(0.65)%	(0.41)%	(0.56)%	(0.81)%	(0.64)%	(0.44)%
Supplemental data
Portfolio turnover rate	18%	38%	47%	54%	72%	88%
Net assets, end of period (000s omitted)	$2,559,886	$2,464,533	$2,265,845	$1,204,675	$163,485	$46,250

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$43.41	$35.42	$33.86	$24.81	$20.24	$24.30
Net investment loss	(0.33)[1]	(0.45)[1]	(0.46)[1]	(0.51)[1]	(0.34)[1]	(0.21)[1]
Net realized and unrealized gains (losses) on investments	4.85	8.44	2.49	9.56	4.91	(3.85)

Total from investment operations	4.52	7.99	2.03	9.05	4.57	(4.06)
Distributions to shareholders from
Net realized gains	(1.77)	0.00	(0.47)	0.00	0.00	0.00
Net asset value, end of period	$46.16	$43.41	$35.42	$33.86	$24.81	$20.24
Total return[2]	10.44%	22.56%	6.12%	36.44%	22.58%	(16.71)%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.94%	1.95%	1.99%	2.06%	2.07%
Net expenses	1.93%	1.94%	1.95%	1.99%	2.05%	2.02%
Net investment loss	(1.40)%	(1.16)%	(1.32)%	(1.57)%	(1.40)%	(1.17)%
Supplemental data
Portfolio turnover rate	18%	38%	47%	54%	72%	88%
Net assets, end of period (000s omitted)	$626,381	$589,402	$525,285	$233,114	$14,737	$2,387

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$49.16	$39.72	$37.54	$27.24	$21.98	$26.12
Net investment loss	(0.11)	(0.08)[1]	(0.13)[1]	(0.18)[1]	(0.08)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	5.50	9.52	2.78	10.48	5.34	(4.13)

Total from investment operations	5.39	9.44	2.65	10.30	5.26	(4.14)
Distributions to shareholders from
Net realized gains	(1.77)	0.00	(0.47)	0.00	0.00	0.00
Net asset value, end of period	$52.78	$49.16	$39.72	$37.54	$27.24	$21.98
Total return[2]	11.00%	23.77%	7.15%	37.81%	23.93%	(15.85)%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.03%	1.03%	1.08%	1.13%	1.18%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.42)%	(0.18)%	(0.33)%	(0.51)%	(0.29)%	(0.07)%
Supplemental data
Portfolio turnover rate	18%	38%	47%	54%	72%	88%
Net assets, end of period (000s omitted)	$3,591,157	$3,309,683	$2,984,775	$1,339,245	$414,489	$196,301

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$50.63	$40.83	$38.49	$27.88	$22.46	$26.65
Net Investment income (loss)	(0.06)[1]	0.01 [1]	(0.05)[1]	(0.12)[1]	(0.03)[1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	5.67	9.79	2.86	10.73	5.45	(4.20)

Total from investment operations	5.61	9.80	2.81	10.61	5.42	(4.19)
Distributions to shareholders from
Net realized gains	(1.77)	0.00	(0.47)	0.00	0.00	0.00
Net asset value, end of period	$54.47	$50.63	$40.83	$38.49	$27.88	$22.46
Total return[2]	11.11%	24.03%	7.37%	38.06%	24.13%	(15.72)%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.77%	0.81%	0.86%	0.91%
Net expenses	0.75%	0.75%	0.76%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.22)%	0.02%	(0.13)%	(0.35)%	(0.12)%	0.07%
Supplemental data
Portfolio turnover rate	18%	38%	47%	54%	72%	88%
Net assets, end of period (000s omitted)	$3,030,599	$2,649,095	$2,312,074	$992,748	$367,360	$255,282

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INVESTOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$46.61	$37.77	$35.83	$26.09	$21.14	$25.23
Net investment loss	(0.18)[1]	(0.19)[1]	(0.23)[1]	(0.28)[1]	(0.17)[1]	(0.10)[1]
Net realized and unrealized gains (losses) on investments	5.21	9.03	2.64	10.02	5.12	(3.99)

Total from investment operations	5.03	8.84	2.41	9.74	4.95	(4.09)
Distributions to shareholders from
Net realized gains	(1.77)	0.00	(0.47)	0.00	0.00	0.00
Net asset value, end of period	$49.87	$46.61	$37.77	$35.83	$26.09	$21.14
Total return[2]	10.82%	23.40%	6.85%	37.29%	23.42%	(16.21)%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.25%	1.26%	1.31%	1.41%	1.46%
Net expenses	1.24%	1.25%	1.26%	1.31%	1.40%	1.40%
Net investment loss	(0.71)%	(0.47)%	(0.64)%	(0.85)%	(0.71)%	(0.54)%
Supplemental data
Portfolio turnover rate	18%	38%	47%	54%	72%	88%
Net assets, end of period (000s omitted)	$2,434,409	$2,303,191	$2,207,964	$1,707,285	$941,660	$748,218

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

Notes to financial statements (unaudited)	Wells Fargo Advantage Growth Fund	21

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2013, the Fund had a qualified late-year ordinary loss of $30,834,481 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo Advantage Growth Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$12,226,805,293	$0	$0	$12,226,805,293
Short-term investments
Investment companies	35,852,317	202,225,164	0	238,077,481
	$12,262,657,610	$202,225,164	$0	$12,464,882,774

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.55% as the average daily net assets of the Fund increase. Prior to December 1, 2013, Funds Management received an annual advisory feel which started at 0.75% and declined to 0.60% as the average daily net assets of the Fund increased. For the six months ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.21% for Class A shares, 1.96% for Class C shares, 0.96% for Administrator Class shares, 0.75% for Institutional Class shares, and 1.27% for Investor Class shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Growth Fund	23

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended January 31, 2014, Wells Fargo Funds Distributor, LLC received $44,526 from the sale of Class A shares and $824 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2014 were $2,156,766,110 and $2,403,452,617, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
Energy XXI (Bermuda) Limited	3,950,000	0	539,400	3,410,600	$78,273,270	$948,000	$(5,974,067)
Shutterfly Incorporated	2,760,000	0	0	2,760,000	130,713,600	0	0
The Fresh Market Incorporated	3,985,000	0	1,260,000	2,725,000	95,266,000	0	(14,435,444)
Vitamin Shoppe Incorporated	2,565,000	0	2,550,000	15,000	672,300	0	5,884,579
					$304,925,170	$948,000	$(14,524,932)

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2014, the Fund paid $4,702 in commitment fees.

For the six months ended January 31, 2014, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Growth Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Growth Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222988 03-14 SA206/SAR206 1-14

Wells Fargo Advantage Intrinsic Value Fund

Semi-Annual Report

January 31, 2014

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The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Intrinsic Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Intrinsic Value Fund for the six-month period that ended January 31, 2014. Much of the period was marked by monetary easing by global central banks. Entering the period, investors were concerned that the U.S. Federal Reserve (Fed) would end its bond-buying program, which initially led to higher interest rates and resulted in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 and ended altogether in mid-December 2013 when the Fed announced a tapering timeline that was far more moderate than some had feared. Growing confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

Central banks continued to provide stimulus.

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate effectively near zero in order to support the economy and the financial system. Well before the reporting period began, the FOMC announced its intention to keep interest rates low for an extended period and to make open-ended purchases of $40 billion per month in mortgage-backed securities. The FOMC later added purchases of $45 billion per month in long-term U.S. Treasuries. Because the markets benefited from the FOMC’s liquidity, both stocks and bonds initially sold off after the FOMC indicated in May 2013 that it might reduce (or taper) its bond-buying program. However, in mid-December 2013, the FOMC announced that it would reduce its bond-buying program by $10 billion per month beginning in January 2014. The tapering was less aggressive than some investors had feared, and the markets ended 2013 strongly.

European markets continued to benefit from the European Central Bank’s (ECB’s) earlier announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In November 2013, the ECB cut its key rate to a historic low of 0.25%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a strong 4.1% annualized rate in the third quarter of 2013, and the advance annualized estimate for fourth-quarter GDP growth was 3.2%.

The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013, and was an overhang on economic growth throughout the reporting period. Most recently, Congress was unable to pass a resolution to continue to fund the federal government, and thus, the federal government underwent a partial shutdown from September 30, 2013, through October 16, 2013. The government reopened after the president and Congress reached a deal that funded the government through January 15, 2014,

Letter to shareholders (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	3

and raised the debt limit through February 7, 2014. In December 2013, Congress passed the Ryan–Murray budget agreement that funded the government through September 2015, lessening the near-term prospect of another shutdown.

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Economically sensitive sectors, such as industrials and materials, outperformed. Dividend-paying sectors such as utilities and telecommunication services lagged as higher interest rates dampened their relative performance. Judging by various Russell indexes, small-cap stocks moderately outperformed large-cap stocks, and growth stocks strongly outperformed value stocks.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Intrinsic Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital Management, LLC

Portfolio managers

Jeffrey Peck

Jean-Baptiste Nadal, CFA

Miguel E. Giaconi, CFA

Average annual total returns1 (%) as of January 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since Inception	1 year	5 year	Since Inception	Gross	Net[3]
Class A (EIVAX)	8-1-2006	11.56	18.04	6.72	18.36	19.45	7.57	1.23	1.17
Class B (EIVBX)*	8-1-2006	12.42	18.34	6.83	17.42	18.54	6.83	1.98	1.92
Class C (EIVCX)	8-1-2006	16.44	18.54	6.78	17.44	18.54	6.78	1.98	1.92
Class R (EIVTX)	3-1-2013	–	–	–	18.18	19.16	7.33	1.48	1.42
Class R4 (EIVRX)	11-30-2012	–	–	–	18.77	19.80	7.87	0.90	0.81
Class R6 (EIVFX)	11-30-2012	–	–	–	18.93	19.83	7.89	0.75	0.66
Administrator Class (EIVDX)	7-30-2010	–	–	–	18.63	19.67	7.76	1.07	0.96
Institutional Class (EIVIX)	8-1-2006	–	–	–	18.87	19.82	7.88	0.80	0.71
Russell 1000® Value Index[4]	–	–	–	–	20.02	18.69	5.32	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2014
Zions Bancorporation	3.27
NextEra Energy Incorporated	3.24
The Boeing Company	2.95
Walt Disney Company	2.89
TRW Automotive Holdings Corporation	2.76
Goldman Sachs Group Incorporated	2.71
PepsiCo Incorporated	2.64
Cigna Corporation	2.62
Intuit Incorporated	2.55
Honeywell International Incorporated	2.55

Sector distribution[6] as of January 31, 2014

1.	Historical performance shown for Class R shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.16% for Class A, 1.91% for Class B, 1.91% for Class C, 1.41% for Class R, 0.80% for Class R4, 0.65% for Class R6, 0.95% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Intrinsic Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,042.77	$5.97	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.90	1.16%
Class B
Actual	$1,000.00	$1,039.02	$9.82	1.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.58	$9.70	1.91%
Class C
Actual	$1,000.00	$1,039.27	$9.82	1.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.58	$9.70	1.91%
Class R
Actual	$1,000.00	$1,041.01	$7.25	1.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$7.17	1.41%
Class R4
Actual	$1,000.00	$1,044.79	$4.12	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$1,045.37	$3.35	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,044.19	$4.89	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,044.99	$3.61	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year(to reflect the one-half-year period).

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	7

Security name	Shares	Value

Common Stocks: 95.05%

Consumer Discretionary: 13.06%

Auto Components: 2.76%
TRW Automotive Holdings Corporation †	436,500	$32,366,475

Media: 5.29%
Time Warner Incorporated	448,175	28,158,835
Walt Disney Company	466,300	33,858,043

		62,016,878

Specialty Retail: 3.21%
Home Depot Incorporated	318,600	24,484,410
Tiffany & Company	156,800	13,044,192

		37,528,602

Textiles, Apparel & Luxury Goods: 1.80%
Kering Unsponsored ADR	1,063,587	21,112,202

Consumer Staples: 8.99%

Beverages: 4.41%
Diageo plc ADR	172,903	20,757,005
PepsiCo Incorporated	384,500	30,898,420

		51,655,425

Food Products: 4.58%
The Hershey Company	292,309	29,055,515
Unilever NV ADR	658,525	24,589,324

		53,644,839

Energy: 8.40%

Energy Equipment & Services: 4.08%
FMC Technologies Incorporated †	511,184	25,272,937
Schlumberger Limited	257,565	22,554,967

		47,827,904

Oil, Gas & Consumable Fuels: 4.32%
EOG Resources Incorporated	105,652	17,457,936
Hess Corporation	70,902	5,352,392
Occidental Petroleum Corporation	317,731	27,823,704

		50,634,032

Financials: 19.66%

Capital Markets: 11.47%
Charles Schwab Corporation	1,026,978	25,489,594
Franklin Resources Incorporated	460,278	23,939,059
Goldman Sachs Group Incorporated	193,584	31,771,006
Northern Trust Corporation	455,811	27,448,938
UBS AG	1,294,362	25,718,973

		134,367,570

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Intrinsic Value Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Commercial Banks: 5.69%
SunTrust Banks Incorporated	766,150	$28,362,873
Zions Bancorporation	1,332,116	38,298,335

		66,661,208

Diversified Financial Services: 2.50%
JPMorgan Chase & Company	529,900	29,335,264

Health Care: 9.85%

Health Care Equipment & Supplies: 4.43%
Abbott Laboratories	765,761	28,072,798
Baxter International Incorporated	349,100	23,843,530

		51,916,328

Health Care Providers & Services: 4.98%
Cigna Corporation	355,347	30,670,000
Express Scripts Holding Company †	371,534	27,749,874

		58,419,874

Pharmaceuticals: 0.44%
AbbVie Incorporated	104,000	5,119,920

Industrials: 13.22%

Aerospace & Defense: 7.25%
Honeywell International Incorporated	327,300	29,859,579
Huntington Ingalls Industries Incorporated	216,488	20,570,690
The Boeing Company	276,145	34,589,923

		85,020,192

Air Freight & Logistics: 2.42%
United Parcel Service Incorporated Class B	298,017	28,380,159

Electrical Equipment: 1.77%
Sensata Technologies Holdings NV †	552,960	20,702,822

Machinery: 1.78%
Deere & Company	242,578	20,852,005

Information Technology: 14.34%

Communications Equipment: 2.50%
QUALCOMM Incorporated	394,935	29,312,076

Computers & Peripherals: 3.62%
Apple Incorporated	41,700	20,875,020
EMC Corporation	889,917	21,571,588

		42,446,608

IT Services: 1.39%
International Business Machines Corporation	91,947	16,245,196

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	9

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 1.92%
Texas Instruments Incorporated		529,270	$22,441,048

Software: 4.91%
Intuit Incorporated		408,175	29,898,819
Oracle Corporation		749,900	27,671,310

			57,570,129

Materials: 2.47%

Chemicals: 2.47%
E.I. du Pont de Nemours & Company		474,142	28,927,403

Utilities: 5.06%

Electric Utilities: 5.06%
NextEra Energy Incorporated		413,000	37,967,090
Northeast Utilities		485,630	21,270,594

			59,237,684

Total Common Stocks (Cost $891,814,408)			1,113,741,843

	Yield
Short-Term Investments: 5.24%

Investment Companies: 5.24%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	61,450,275	61,450,275

Total Short-Term Investments (Cost $61,450,275)			61,450,275

Total investments in securities (Cost $953,264,683) *	100.29%	1,175,192,118
Other assets and liabilities, net	(0.29)	(3,440,794)

Total net assets	100.00%	$1,171,751,324

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $953,532,807 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$224,953,050
Gross unrealized depreciation	(3,293,739)

Net unrealized appreciation	$221,659,311

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Intrinsic Value Fund	Statement of assets and liabilities—January 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,113,741,843
In affiliated securities, at value (see cost below)	61,450,275

Total investments, at value (see cost below)	1,175,192,118
Receivable for investments sold	1,140,047
Receivable for Fund shares sold	562,373
Receivable for dividends	758,600
Receivable for securities lending income	7,429
Prepaid expenses and other assets	65,613

Total assets	1,177,726,180

Liabilities
Payable for investments purchased	3,540,767
Payable for Fund shares redeemed	1,136,939
Advisory fee payable	595,606
Distribution fees payable	28,044
Due to other related parties	222,259
Accrued expenses and other liabilities	451,241

Total liabilities	5,974,856

Total net assets	$1,171,751,324

NET ASSETS CONSIST OF
Paid-in capital	$957,564,414
Overdistributed net investment income	(389,619)
Accumulated net realized losses on investments	(7,350,906)
Net unrealized gains on investments	221,927,435

Total net assets	$1,171,751,324

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$381,748,468
Shares outstanding – Class A	30,452,610
Net asset value per share – Class A	$12.54
Maximum offering price per share – Class A2	$13.31
Net assets – Class B	$4,740,838
Shares outstanding – Class B	380,882
Net asset value per share – Class B	$12.45
Net assets – Class C	$35,322,643
Shares outstanding – Class C	2,856,346
Net asset value per share – Class C	$12.37
Net assets – Class R	$22,404
Shares outstanding – Class R	1,776
Net asset value per share – Class R	$12.61
Net assets – Class R4	$14,113
Share outstanding – Class R4	1,124
Net asset value per share – Class R4	$12.56
Net assets – Class R6	$3,796,992
Share outstanding – Class R6	302,303
Net asset value per share – Class R6	$12.56
Net assets – Administrator Class	$515,790,862
Shares outstanding – Administrator Class	39,771,489
Net asset value per share – Administrator Class	$12.97
Net assets – Institutional Class	$230,315,004
Shares outstanding – Institutional Class	18,315,854
Net asset value per share – Institutional Class	$12.57

Investments in unaffiliated securities, at cost	$891,814,408

Investments in affiliated securities, at cost	$61,450,275

Total investments, at cost	$953,264,683

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	11

Investment income
Dividends*	$9,948,131
Securities lending income, net	30,693
Income from affiliated securities	13,982

Total investment income	9,992,806

Expenses
Advisory fee	3,795,096
Administration fees
Fund level	300,333
Class A	512,985
Class B	6,853
Class C	47,309
Class R	27
Class R4	6
Class R6	547
Administrator Class	264,470
Institutional Class	92,978
Shareholder servicing fees
Class A	474,325
Class B	6,589
Class C	45,489
Class R	26
Class R4	7
Administrator Class	658,338
Distribution fees
Class B	19,768
Class C	136,468
Class R	26
Custody and accounting fees	39,927
Professional fees	22,047
Registration fees	49,039
Shareholder report expenses	56,142
Trustees’ fees and expenses	5,941
Other fees and expenses	9,811

Total expenses	6,544,547
Less: Fee waivers and/or expense reimbursements	(519,888)

Net expenses	6,024,659

Net investment income	3,968,147

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	36,337,460
Net change in unrealized gains (losses) on investments	9,816,696

Net realized and unrealized gains (losses) on investments	46,154,156

Net increase in net assets resulting from operations	$50,122,303

* Net of foreign dividend withholding taxes in the amount of	$105,303

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intrinsic Value Fund	Statement of changes in net assets

	Six months ended January 31, 2014 (unaudited)		Year ended July 31, 2013

Operations
Net investment income		$3,968,147		$5,318,452
Net realized gains on investments		36,337,460		41,283,039
Net change in unrealized gains (losses) on investments		9,816,696		132,950,802

Net increase in net assets resulting from operations		50,122,303		179,552,293

Distributions to shareholders from
Net investment income
Class A		(1,863,705)		(826,684)
Class C		0		(35,977)
Class R4		(108)		(146)[1]
Class R6		(33,391)		(739)[1]
Administrator Class		(3,445,927)		(376,820)
Institutional Class		(1,982,826)		(2,942,395)
Net realized gains
Class A		(13,761,999)		(4,870,427)
Class B		(178,855)		(216,860)
Class C		(1,277,956)		(1,166,530)
Class R		(749)		0
Class R4		(494)		(575)[1]
Class R6		(129,126)		(2,875)[1]
Administrator Class		(17,781,237)		(1,660,496)
Institutional Class		(8,059,479)		(12,200,925)

Total distributions to shareholders		(48,515,852)		(24,301,449)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	927,853	11,676,337	2,587,655	29,210,360
Class B	4,844	59,525	21,974	252,188
Class C	128,293	1,601,847	435,208	4,836,134
Class R	268	3,421	498 [2]	5,814 [2]
Class R4	0	0	1,008 [1]	11,250 [1]
Class R6	22,148	283,245	272,791 [1]	3,141,744 [1]
Administrator Class	943,594	12,537,254	2,240,595	26,209,292
Institutional Class	2,013,785	25,464,380	4,894,846	55,815,367

		51,626,009		119,482,149

Reinvestment of distributions
Class A	1,176,654	14,917,979	494,065	5,145,848
Class B	13,464	169,111	20,170	207,553
Class C	88,113	1,099,654	105,346	1,079,736
Class R	59	749	0 [2]	0 [2]
Class R4	47	602	69 [1]	721 [1]
Class R6	12,775	162,517	346 [1]	3,614 [1]
Administrator Class	1,521,595	19,959,360	162,841	1,754,702
Institutional Class	652,707	8,311,423	1,242,972	13,004,364

		44,621,395		21,196,538

Payment for shares redeemed
Class A	(2,536,808)	(32,230,499)	(4,054,040)	(46,084,349)
Class B	(87,333)	(1,095,504)	(238,288)	(2,654,133)
Class C	(245,068)	(3,065,658)	(603,858)	(6,727,108)
Class R	(2)	(19)	(20,128)[2]	(229,294)[2]
Class R6	0	0	(5,757)[1]	(70,000)[1]
Administrator Class	(2,474,800)	(32,381,677)	(3,436,486)	(41,653,388)
Institutional Class	(1,935,255)	(24,720,112)	(9,893,065)	(111,918,543)

		(93,493,469)		(209,336,815)

Please see footnotes on page 13.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Intrinsic Value Fund	13

	Six months ended January 31, 2014 (unaudited)		Year ended July 31, 2013

Capital share transactions (continued)	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	23,447,416		$261,933,505
Class B	0	0	228,046		2,535,706
Class C	0	0	987,872		10,916,010
Class R	0	0	21,081	[2]	236,100	[2]
Administrator Class	0	0	38,338,821		442,513,613
Institutional Class	0	0	65,474		733,280

		0			718,868,214

Net increase in net assets resulting from capital share transactions		2,753,935			650,210,086

Total increase in net assets		4,360,386			805,460,930

Net assets
Beginning of period		1,167,390,938			361,930,008

End of period		$1,171,751,324			$1,167,390,938

Undistributed (overdistributed) net investment income		$(389,619)			$2,968,191

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	For the period from March 1, 2013 (commencement of class operations) to July 31, 2013

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS A		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$12.52	$10.44	$11.50	$9.84	$8.48	$10.19
Net investment income	0.03	0.07 [2]	0.11 [2]	0.10	0.10 [2]	0.10
Net realized and unrealized gains (losses) on investments	0.51	2.75	0.24	1.65	1.31	(1.71)

Total from investment operations	0.54	2.82	0.35	1.75	1.41	(1.61)
Distributions to shareholders from
Net investment income	(0.06)	(0.10)	(0.28)	(0.09)	(0.05)	(0.04)
Net realized gains	(0.46)	(0.64)	(1.13)	0.00	0.00	(0.06)

Total distributions to shareholders	(0.52)	(0.74)	(1.41)	(0.09)	(0.05)	(0.10)
Net asset value, end of period	$12.54	$12.52	$10.44	$11.50	$9.84	$8.48
Total return[3]	4.28%	28.53%	4.38%	17.88%	16.67%	(15.62)%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.20%	1.24%	1.24%	1.17%	1.15%
Net expenses	1.16%	1.16%	1.17%	1.17%	1.11%	1.14%
Net investment income	0.50%	0.57%	1.05%	0.81%	1.05%	1.62%
Supplemental data
Portfolio turnover rate	10%	28%	34%	25%	23%	23%
Net assets, end of period (000s omitted)	$381,748	$386,655	$87,784	$159,178	$147,957	$90,382

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Intrinsic Value Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Value Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS B		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$12.42	$10.34	$11.37	$9.72	$8.40	$10.11
Net investment income (loss)	(0.01)[2]	(0.02)	0.03 [2]	0.01 [2]	0.03 [2]	0.07 [2]
Net realized and unrealized gains (losses) on investments	0.50	2.74	0.24	1.64	1.29	(1.72)

Total from investment operations	0.49	2.72	0.27	1.65	1.32	(1.65)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.17)	(0.00)[3]	0.00	0.00
Net realized gains	(0.46)	(0.64)	(1.13)	0.00	0.00	(0.06)

Total distributions to shareholders	(0.46)	(0.64)	(1.30)	(0.00)[3]	0.00	(0.06)
Net asset value, end of period	$12.45	$12.42	$10.34	$11.37	$9.72	$8.40
Total return[4]	3.90%	27.57%	3.56%	17.03%	15.71%	(16.22)%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.97%	2.01%	1.99%	1.93%	1.91%
Net expenses	1.91%	1.91%	1.92%	1.91%	1.88%	1.90%
Net investment income (loss)	(0.23)%	(0.03)%	0.27%	0.07%	0.30%	0.84%
Supplemental data
Portfolio turnover rate	10%	28%	34%	25%	23%	23%
Net assets, end of period (000s omitted)	$4,741	$5,589	$4,323	$7,666	$9,206	$10,014

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Intrinsic Value Fund.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS C		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$12.35	$10.30	$11.35	$9.72	$8.40	$10.11
Net investment income (loss)	(0.02)	(0.01)[2]	0.03 [2]	0.02	0.03 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	0.50	2.72	0.24	1.63	1.29	(1.71)

Total from investment operations	0.48	2.71	0.27	1.65	1.32	(1.65)
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.19)	(0.02)	0.00	0.00
Net realized gains	(0.46)	(0.64)	(1.13)	0.00	0.00	(0.06)

Total distributions to shareholders	(0.46)	(0.66)	(1.32)	(0.02)	0.00	(0.06)
Net asset value, end of period	$12.37	$12.35	$10.30	$11.35	$9.72	$8.40
Total return[3]	3.93%	27.50%	3.62%	16.98%	15.71%	(16.22)%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.97%	2.01%	1.97%	1.94%	1.92%
Net expenses	1.91%	1.91%	1.92%	1.92%	1.88%	1.91%
Net investment income (loss)	(0.24)%	(0.05)%	0.26%	0.07%	0.29%	0.84%
Supplemental data
Portfolio turnover rate	10%	28%	34%	25%	23%	23%
Net assets, end of period (000s omitted)	$35,323	$35,616	$20,187	$28,230	$26,934	$20,396

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Intrinsic Value Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Value Fund	17

(For a share outstanding throughout each period)

CLASS R	Six months ended January 31, 2014 (unaudited)	Year ended July 31, 2013[1]
Net asset value, beginning of period	$12.55	$11.20
Net investment income	0.02	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.50	1.35

Total from investment operations	0.52	1.35
Distributions to shareholders from
Net realized gains	(0.46)	0.00
Net asset value, end of period	$12.61	$12.55
Total return[3]	4.10%	12.05%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.46%
Net expenses	1.41%	1.41%
Net investment income	0.24%	0.01%
Supplemental data
Portfolio turnover rate	10%	28%
Net assets, end of period (000s omitted)	$22	$18

1.	For the period from March 1, 2013 (commencement of class operations) to July 31, 2013

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R4	Six months ended January 31, 2014 (unaudited)	Year ended July 31, 2013[1]
Net asset value, beginning of period	$12.55	$11.10
Net investment income	0.06	0.09
Net realized and unrealized gains (losses) on investments	0.51	2.15

Total from investment operations	0.57	2.24
Distributions to shareholders from
Net investment income	(0.10)	(0.15)
Net realized gains	(0.46)	(0.64)

Total distributions to shareholders	(0.56)	(0.79)
Net asset value, end of period	$12.56	$12.55
Total return[2]	4.48%	21.73%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.88%
Net expenses	0.80%	0.80%
Net investment income	0.86%	0.99%
Supplemental data
Portfolio turnover rate	10%	28%
Net assets, end of period (000s omitted)	$14	$14

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Value Fund	19

(For a share outstanding throughout each period)

CLASS R6	Six months ended January 31, 2014 (unaudited)	Year ended July 31, 2013[1]
Net asset value, beginning of period	$12.56	$11.10
Net investment income	0.07 [2]	0.19
Net realized and unrealized gains (losses) on investments	0.50	2.06

Total from investment operations	0.57	2.25
Distributions to shareholders from
Net investment income	(0.11)	(0.15)
Net realized gains	(0.46)	(0.64)

Total distributions to shareholders	(0.57)	(0.79)
Net asset value, end of period	$12.56	$12.56
Total return[3]	4.54%	21.84%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.73%
Net expenses	0.65%	0.65%
Net investment income	1.00%	0.85%
Supplemental data
Portfolio turnover rate	10%	28%
Net assets, end of period (000s omitted)	$3,797	$3,359

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Intrinsic Value Fund	Financial highlights
(For	a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.95	$10.78	$11.55	$9.87	$9.87
Net investment income	0.05	0.08 [2]	0.12 [2]	0.11 [2]	0.00
Net realized and unrealized gains (losses) on investments	0.52	2.87	0.28	1.68	0.00

Total from investment operations	0.57	2.95	0.40	1.79	0.00
Distributions to shareholders from
Net investment income	(0.09)	(0.14)	(0.04)	(0.11)	0.00
Net realized gains	(0.46)	(0.64)	(1.13)	0.00	0.00

Total distributions to shareholders	(0.55)	(0.78)	(1.17)	(0.11)	0.00
Net asset value, end of period	$12.97	$12.95	$10.78	$11.55	$9.87
Total return[3]	4.42%	28.77%	4.57%	18.23%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.05%	1.09%	1.06%	0.00%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.00%
Net investment income	0.72%	0.68%	1.13%	1.04%	0.00%
Supplemental data
Portfolio turnover rate	10%	28%	34%	25%	23%
Net assets, end of period (000s omitted)	$515,791	$515,012	$26,687	$9,693	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Value Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$12.58	$10.48	$11.56	$9.87	$8.51	$10.22
Net investment income	0.06	0.16	0.14 [2]	0.13 [2]	0.12 [2]	0.12
Net realized and unrealized gains (losses) on investments	0.50	2.73	0.24	1.67	1.32	(1.72)

Total from investment operations	0.56	2.89	0.38	1.80	1.44	(1.60)
Distributions to shareholders from
Net investment income	(0.11)	(0.15)	(0.33)	(0.11)	(0.08)	(0.05)
Net realized gains	(0.46)	(0.64)	(1.13)	0.00	0.00	(0.06)

Total distributions to shareholders	(0.57)	(0.79)	(1.46)	(0.11)	(0.08)	(0.11)
Net asset value, end of period	$12.57	$12.58	$10.48	$11.56	$9.87	$8.51
Total return[3]	4.50%	29.04%	4.71%	18.32%	16.93%	(15.44)%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.83%	0.79%	0.94%	0.92%
Net expenses	0.70%	0.73%	0.82%	0.79%	0.88%	0.91%
Net investment income	0.96%	1.21%	1.35%	1.16%	1.27%	1.86%
Supplemental data
Portfolio turnover rate	10%	28%	34%	25%	23%	23%
Net assets, end of period (000s omitted)	$230,315	$221,128	$222,949	$277,329	$1,109,507	$348,093

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Intrinsic Value Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Intrinsic Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	23

Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2014	2015	2017
$3,137,764	$3,137,764	$28,092,343

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

24	Wells Fargo Advantage Intrinsic Value Fund	Notes to financial statements (unaudited)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in Securities	Quoted prices (level 1)	Other significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total

Equity securities
Common stocks	$1,113,741,843	$0	$0	$1,113,741,843

Short-term investments
Investment companies	61,450,275	0	0	61,450,275
	$1,175,192,118	$0	$0	$1,175,192,118

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.63% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.16% for Class A shares, 1.91% for Class B shares, 1.91% for Class C shares, 1.41% for Class R shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, and 0.70% for Institutional Class shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	25

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

For the six months ended January 31, 2014, Wells Fargo Funds Distributor, LLC received $6,701 from the sale of Class A shares and $133 and $25 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2014 were $114,155,904 and $186,666,825, respectively.

6. ACQUISITION

After the close of business on March 1, 2013, the Fund acquired the net assets of Wells Fargo Advantage Equity Value Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C, Class R, Administrator Class, and Institutional Class shares of Wells Fargo Advantage Equity Value Fund received Class A, Class B, Class C, Class R, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Equity Value Fund for 63,088,710 shares of the Fund valued at $718,868,214 at an exchange ratio of 1.13, 1.13, 1.12, 1.15, 1.12, and 1.15 for Class A, Class B, Class C, Class R, Administrator Class, and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Advantage Equity Value Fund with a fair value of $718,463,173, identified cost of $710,507,118 and unrealized gains of $7,956,055 at March 1, 2013 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Equity Value Fund and the Fund immediately prior to the acquisition were $718,868,214 and $355,325,407, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,074,193,621. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Equity Value Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed August 1, 2012, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2013 would have been:

Net investment income	$12,347,528
Net realized and unrealized gains (losses) on investments	$268,034,789
Net increase in net assets resulting from operations	$280,382,317

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2014, the Fund paid $485 in commitment fees.

26	Wells Fargo Advantage Intrinsic Value Fund	Notes to financial statements (unaudited)

For the six months ended January 31, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Intrinsic Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Intrinsic Value Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Intrinsic Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222989 03-14 SA207/SAR207 1-14

Wells Fargo Advantage Large Cap Core Fund

Semi-Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Large Cap Core Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Large Cap Core Fund for the six-month period that ended January 31, 2014. Much of the period was marked by monetary easing by global central banks. Entering the period, investors were concerned that the U.S. Federal Reserve (Fed) would end its bond-buying program, which initially led to higher interest rates and resulted in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 and ended altogether in mid-December 2013 when the Fed announced a tapering timeline that was far more moderate than some had feared. Growing confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

Central banks continued to provide stimulus.

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate effectively near zero in order to support the economy and the financial system. Well before the reporting period began, the FOMC announced its intention to keep interest rates low for an extended period and to make open-ended purchases of $40 billion per month in mortgage-backed securities. The FOMC later added purchases of $45 billion per month in long-term U.S. Treasuries. Because the markets benefited from the FOMC’s liquidity, both stocks and bonds initially sold off after the FOMC indicated in May 2013 that it might reduce (or taper) its bond-buying program. However, in mid-December 2013, the FOMC announced that it would reduce its bond-buying program by $10 billion per month beginning in January 2014. The tapering was less aggressive than some investors had feared, and the markets ended 2013 strongly.

European markets continued to benefit from the European Central Bank’s (ECB’s) earlier announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In November 2013, the ECB cut its key rate to a historic low of 0.25%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a strong 4.1% annualized rate in the third quarter of 2013, and the advance annualized estimate for fourth-quarter GDP growth was 3.2%.

The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013, and was an overhang on economic growth throughout the reporting period. Most recently, Congress was unable to pass a resolution to continue to fund the federal government, and thus, the federal government underwent a partial shutdown from September 30, 2013, through October 16, 2013. The government reopened after the president and Congress reached a deal that funded the government through January 15, 2014, and raised the debt limit through February 7, 2014. In December 2013, Congress

Letter to shareholders (unaudited)	Wells Fargo Advantage Large Cap Core Fund	3

passed the Ryan–Murray budget agreement that funded the government through September 2015, lessening the near-term prospect of another shutdown.

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Economically sensitive sectors, such as industrials and materials, outperformed. Dividend-paying sectors such as utilities and telecommunication services lagged as higher interest rates dampened their relative performance. Judging by various Russell indexes, small-cap stocks moderately outperformed large-cap stocks, and growth stocks strongly outperformed value stocks.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Large Cap Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio manager

Jeff C. Moser, CFA

Average annual total returns1 (%) as of January 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (EGOAX)	12-17-2007	20.31	16.21	4.35	27.65	17.59	5.37	1.33	1.14
Class C (EGOCX)	12-17-2007	25.65	16.70	4.61	26.65	16.70	4.61	2.08	1.89
Administrator Class (WFLLX)	7-16-2010	–	–	–	27.95	17.84	5.55	1.17	0.90
Institutional Class (EGOIX)	12-17-2007	–	–	–	28.21	18.09	5.78	0.90	0.66
Investor Class (WFLNX)	7-16-2010	–	–	–	27.44	17.43	5.19	1.39	1.20
S&P 500 Index[4]	–	–	–	–	21.52	19.19	5.78	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Large Cap Core Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2014
McKesson Corporation	2.47
Hanesbrands Incorporated	2.46
Delta Air Lines Incorporated	2.45
Lincoln National Corporation	2.44
Marvell Technology Group Limited	2.38
Micron Technology Incorporated	2.31
CVS Caremark Corporation	2.30
United Therapeutics Corporation	2.23
MetLife Incorporated	2.20
Bank of America Corporation	2.19

Sector distribution[6] as of January 31, 2014

1.	Historical performance shown for Administrator Class and Investor Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect higher expenses applicable to Administrator Class and Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Large Cap Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,087.07	$6.00	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.46	$5.80	1.14%
Class C
Actual	$1,000.00	$1,082.60	$9.92	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.68	$9.60	1.89%
Administrator Class
Actual	$1,000.00	$1,087.97	$4.74	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%
Institutional Class
Actual	$1,000.00	$1,089.11	$3.48	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%
Investor Class
Actual	$1,000.00	$1,086.38	$6.31	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11	1.20%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Large Cap Core Fund	7

Security name	Shares	Value

Common Stocks: 98.52%

Consumer Discretionary: 13.86%

Auto Components: 3.98%
Lear Corporation	60,149	$4,350,577
Magna International Incorporated Class A	62,593	5,311,016

		9,661,593

Automobiles: 1.58%
Ford Motor Company	256,940	3,843,822

Media: 2.17%
Comcast Corporation Class A	96,604	5,260,088

Specialty Retail: 3.66%
Home Depot Incorporated	62,280	4,786,218
Lowe’s Companies Incorporated	88,574	4,100,090

		8,886,308

Textiles, Apparel & Luxury Goods: 2.47%
Hanesbrands Incorporated	84,063	5,980,242

Consumer Staples: 5.77%

Food & Staples Retailing: 3.88%
CVS Caremark Corporation	82,627	5,595,500
Wal-Mart Stores Incorporated	51,321	3,832,652

		9,428,152

Personal Products: 1.89%
Herbalife Limited «	71,229	4,585,011

Energy: 8.92%

Oil, Gas & Consumable Fuels: 8.92%
Chevron Corporation	35,785	3,994,680
ConocoPhillips Company	62,163	4,037,487
Exxon Mobil Corporation	47,010	4,332,442
Phillips 66	65,782	4,808,006
SandRidge Energy Incorporated «†	729,587	4,486,960

		21,659,575

Financials: 15.98%

Capital Markets: 1.86%
Morgan Stanley	153,183	4,520,430

Diversified Financial Services: 7.64%
Bank of America Corporation	317,355	5,315,696
Berkshire Hathaway Incorporated Class B †	40,011	4,465,228
Citigroup Incorporated	89,525	4,246,171
ING US Incorporated	133,494	4,508,092

		18,535,187

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Large Cap Core Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Insurance: 6.48%
Allstate Corporation	87,161	$4,462,643
Lincoln National Corporation	123,484	5,930,937
MetLife Incorporated	109,055	5,349,148

		15,742,728

Health Care: 18.50%

Biotechnology: 4.11%
Amgen Incorporated	38,324	4,558,640
United Therapeutics Corporation †	52,782	5,416,489

		9,975,129

Health Care Equipment & Supplies: 2.12%
Boston Scientific Corporation †	380,764	5,151,737

Health Care Providers & Services: 6.71%
Cardinal Health Incorporated	73,723	5,014,638
McKesson Corporation	34,367	5,993,948
Omnicare Incorporated	84,504	5,278,120

		16,286,706

Pharmaceuticals: 5.56%
AbbVie Incorporated	91,968	4,527,585
Actavis plc †	28,058	5,302,401
Johnson & Johnson Services Incorporated	41,552	3,676,105

		13,506,091

Industrials: 8.31%

Aerospace & Defense: 3.76%
Northrop Grumman Corporation	41,634	4,810,809
The Boeing Company	34,388	4,307,441

		9,118,250

Airlines: 2.45%
Delta Air Lines Incorporated	194,444	5,951,931

Machinery: 2.10%
Oshkosh Corporation	94,293	5,105,023

Information Technology: 21.50%

Communications Equipment: 3.54%
Cisco Systems Incorporated	187,070	4,098,704
QUALCOMM Incorporated	60,585	4,496,619

		8,595,323

Computers & Peripherals: 5.60%
Apple Incorporated	8,495	4,252,597
SanDisk Corporation	70,759	4,921,288
Seagate Technology plc	83,861	4,432,892

		13,606,777

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Large Cap Core Fund	9

Security name		Shares	Value

IT Services: 4.00%
DST Systems Incorporated		56,666	$5,156,606
MasterCard Incorporated Class A		60,139	4,551,320

			9,707,926

Semiconductors & Semiconductor Equipment: 4.69%
Marvell Technology Group Limited		386,533	5,770,938
Micron Technology Incorporated †		243,179	5,602,844

			11,373,782

Software: 3.67%
Microsoft Corporation		126,806	4,799,607
Oracle Corporation		111,592	4,117,744

			8,917,351

Materials: 3.97%

Chemicals: 2.10%
Dow Chemical Company		111,847	5,090,157

Containers & Packaging: 1.87%
Packaging Corporation of America		70,172	4,533,111

Telecommunication Services: 1.71%

Diversified Telecommunication Services: 1.71%
Verizon Communications Incorporated		86,482	4,152,866

Total Common Stocks (Cost $186,627,638)			239,175,296

	Yield
Short-Term Investments: 5.15%

Investment Companies: 5.15%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	3,516,184	3,516,184
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08	8,985,253	8,985,253

Total Short-Term Investments (Cost $12,501,437)			12,501,437

Total investments in securities (Cost $199,129,075) *	103.67%	251,676,733
Other assets and liabilities, net	(3.67)	(8,918,118)

Total net assets	100.00%	$242,758,615

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $199,164,157 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$54,731,013
Gross unrealized depreciation	(2,218,437)

Net unrealized appreciation	$52,512,576

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Large Cap Core Fund	Statement of assets and liabilities—January 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$239,175,296
In affiliated securities, at value (see cost below)	12,501,437

Total investments, at value (see cost below)	251,676,733
Receivable for Fund shares sold	217,460
Receivable for dividends	250,619
Receivable for securities lending income	17,896
Prepaid expenses and other assets	32,543

Total assets	252,195,251

Liabilities
Payable for Fund shares redeemed	135,655
Payable upon receipt of securities loaned	8,985,253
Advisory fee payable	110,186
Distribution fees payable	3,794
Due to other related parties	79,772
Accrued expenses and other liabilities	121,976

Total liabilities	9,436,636

Total net assets	$242,758,615

NET ASSETS CONSIST OF
Paid-in capital	$218,449,742
Undistributed net investment income	44,573
Accumulated net realized losses on investments	(28,283,358)
Net unrealized gains on investments	52,547,658

Total net assets	$242,758,615

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$23,293,397
Shares outstanding – Class A	1,778,647
Net asset value per share – Class A	$13.10
Maximum offering price per share – Class A2	$13.90
Net assets – Class C	$5,537,681
Shares outstanding – Class C	425,011
Net asset value per share – Class C	$13.03
Net assets – Administrator Class	$3,805,133
Shares outstanding – Administrator Class	290,061
Net asset value per share – Administrator Class	$13.12
Net assets – Institutional Class	$2,951,271
Shares outstanding – Institutional Class	225,049
Net asset value per share – Institutional Class	$13.11
Net assets – Investor Class	$207,171,133
Shares outstanding – Investor Class	15,799,200
Net asset value per share – Investor Class	$13.11

Investments in unaffiliated securities (including securities on loan), at cost	$186,627,638

Investments in affiliated securities, at cost	$12,501,437

Total investments, at cost	$199,129,075

Securities on loan, at value	$8,711,904

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2014 (unaudited)	Wells Fargo Advantage Large Cap Core Fund	11

Investment income
Dividends*	$1,958,030
Securities lending income, net	63,847
Income from affiliated securities	1,457

Total investment income	2,023,334

Expenses
Advisory fee	747,367
Administration fees
Fund level	57,490
Class A	25,716
Class C	6,359
Administrator Class	1,285
Institutional Class	326
Investor Class	323,041
Shareholder servicing fees
Class A	24,727
Class C	6,114
Administrator Class	2,763
Investor Class	247,918
Distribution fees
Class C	18,343
Custody and accounting fees	8,839
Professional fees	22,804
Registration fees	31,341
Shareholder report expenses	30,932
Trustees’ fees and expenses	6,013
Other fees and expenses	6,842

Total expenses	1,568,220
Less: Fee waivers and/or expense reimbursements	(183,581)

Net expenses	1,384,639

Net investment income	638,695

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	18,688,197
Net change in unrealized gains (losses) on investments	(979,998)

Net realized and unrealized gains (losses) on investments	17,708,199

Net increase in net assets resulting from operations	$18,346,894

* Net of foreign dividend withholding taxes in the amount of	$5,744

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Large Cap Core Fund	Statement of changes in net assets

	Six months ended January 31, 2014 (unaudited)		Year ended July 31, 2013

Operations
Net investment income		$638,695		$1,254,904
Net realized gains on investments		18,688,197		24,469,816
Net change in unrealized gains (losses) on investments		(979,998)		21,507,466

Net increase in net assets resulting from operations		18,346,894		47,232,186

Distributions to shareholders from
Net investment income
Class A		(146,205)		(77,247)
Class C		(6,279)		(6,053)
Administrator Class		(28,910)		(7,825)
Institutional Class		(5,938)		(6,104)
Investor Class		(1,041,373)		(1,162,943)

Total distributions to shareholders		(1,228,705)		(1,260,172)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	654,205	8,286,084	697,150	7,513,792
Class C	131,521	1,634,162	154,383	1,658,379
Administrator Class	195,468	2,496,683	52,398	554,364
Institutional Class	188,086	2,562,529	9,423	102,947
Investor Class	748,595	9,639,426	743,611	7,836,866

		24,618,884		17,666,348

Reinvestment of distributions
Class A	10,833	140,173	7,711	74,568
Class C	372	4,789	522	5,039
Administrator Class	2,030	26,308	531	5,134
Institutional Class	445	5,766	615	5,941
Investor Class	78,721	1,020,228	116,833	1,129,779

		1,197,264		1,220,461

Payment for shares redeemed
Class A	(144,758)	(1,834,724)	(317,587)	(3,341,160)
Class C	(21,062)	(267,052)	(56,580)	(615,032)
Administrator Class	(5,482)	(67,862)	(9,693)	(104,966)
Institutional Class	(7,630)	(101,439)	(16,316)	(183,055)
Investor Class	(740,568)	(9,348,291)	(1,928,682)	(19,912,637)

		(11,619,368)		(24,156,850)

Net increase (decrease) in net assets resulting from capital share transactions		14,196,780		(5,270,041)

Total increase in net assets		31,314,969		40,701,973

Net assets
Beginning of period		211,443,646		170,741,673

End of period		$242,758,615		$211,443,646

Undistributed net investment income		$44,573		$634,583

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Core Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS A		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$12.13	$9.50	$8.75	$7.37	$6.96	$8.77
Net investment income	0.03	0.07	0.06	0.05	0.06	0.08
Net realized and unrealized gains (losses) on investments	1.03	2.64	0.74	1.36	0.46	(1.82)

Total from investment operations	1.06	2.71	0.80	1.41	0.52	(1.74)
Distributions to shareholders from
Net investment income	(0.09)	(0.08)	(0.05)	(0.03)	(0.11)	(0.07)
Net asset value, end of period	$13.10	$12.13	$9.50	$8.75	$7.37	$6.96
Total return[2]	8.71%	28.76%	9.27%	19.16%	7.43%	(19.78)%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.33%	1.37%	1.30%	2.55%	4.10%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.15%	1.15%
Net investment income	0.59%	0.75%	0.71%	0.61%	0.91%	1.22%
Supplemental data
Portfolio turnover rate	40%	67%	41%	43%	18%	45%
Net assets, end of period (000s omitted)	$23,293	$15,267	$8,277	$7,495	$8,501	$533

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Golden Large Cap Core Fund.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS C		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$12.05	$9.45	$8.71	$7.37	$6.94	$8.75
Net investment income (loss)	(0.01)[2]	(0.00)[3]	(0.00)[3]	(0.01)	0.01	0.03
Net realized and unrealized gains (losses) on investments	1.01	2.62	0.74	1.35	0.44	(1.81)

Total from investment operations	1.00	2.62	0.74	1.34	0.45	(1.78)
Distributions to shareholders from
Net investment income	(0.02)	(0.02)	0.00	0.00	(0.02)	(0.03)
Net asset value, end of period	$13.03	$12.05	$9.45	$8.71	$7.37	$6.94
Total return[4]	8.26%	27.82%	8.50%	18.18%	6.54%	(20.33)%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.08%	2.12%	2.05%	3.75%	4.85%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.90%	1.90%
Net investment income (loss)	(0.15)%	(0.01)%	(0.04)%	(0.13)%	0.09%	0.48%
Supplemental data
Portfolio turnover rate	40%	67%	41%	43%	18%	45%
Net assets, end of period (000s omitted)	$5,538	$3,786	$2,041	$1,750	$1,947	$1,043

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Golden Large Cap Core Fund.

2.	Calculated based upon average shares outstanding.

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Core Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.16	$9.52	$8.77	$7.38	$7.22
Net investment income	0.04	0.10	0.09	0.07 [2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	1.03	2.64	0.74	1.36	0.16

Total from investment operations	1.07	2.74	0.83	1.43	0.16
Distributions to shareholders from
Net investment income	(0.11)	(0.10)	(0.08)	(0.04)	0.00
Net asset value, end of period	$13.12	$12.16	$9.52	$8.77	$7.38
Total return[4]	8.80%	29.12%	9.61%	19.44%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.14%	1.16%	1.08%	1.12%
Net expenses	0.90%	0.89%	0.87%	0.86%	0.89%
Net investment income	0.75%	1.00%	0.97%	0.76%	1.12%
Supplemental data
Portfolio turnover rate	40%	67%	41%	43%	18%
Net assets, end of period (000s omitted)	$3,805	$1,192	$522	$477	$42

1.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]	2009[1]
Net asset value, beginning of period	$12.16	$9.52	$8.77	$7.38	$6.97	$8.79
Net investment income	0.06 [2]	0.13 [2]	0.12	0.10 [2]	0.08	0.09
Net realized and unrealized gains (losses) on investments	1.02	2.63	0.73	1.35	0.46	(1.82)

Total from investment operations	1.08	2.76	0.85	1.45	0.54	(1.73)
Distributions to shareholders from
Net investment income	(0.13)	(0.12)	(0.10)	(0.06)	(0.13)	(0.09)
Net asset value, end of period	$13.11	$12.16	$9.52	$8.77	$7.38	$6.97
Total return[3]	8.91%	29.38%	9.88%	19.65%	7.79%	(19.61)%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.90%	0.94%	0.86%	2.80%	3.85%
Net expenses	0.66%	0.66%	0.66%	0.66%	0.89%	0.90%
Net investment income	0.85%	1.24%	1.19%	1.32%	1.09%	1.47%
Supplemental data
Portfolio turnover rate	40%	67%	41%	43%	18%	45%
Net assets, end of period (000s omitted)	$2,951	$537	$480	$478	$3,132	$2,809

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Golden Large Cap Core Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Core Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INVESTOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.13	$9.50	$8.75	$7.38	$7.22
Net investment income	0.04	0.07	0.06	0.05	0.00 [2]
Net realized and unrealized gains (losses) on investments	1.01	2.63	0.74	1.35	0.16

Total from investment operations	1.05	2.70	0.80	1.40	0.16
Distributions to shareholders from
Net investment income	(0.07)	(0.07)	(0.05)	(0.03)	0.00
Net asset value, end of period	$13.11	$12.13	$9.50	$8.75	$7.38
Total return[3]	8.64%	28.63%	9.21%	18.97%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.38%	1.43%	1.37%	1.37%
Net expenses	1.20%	1.20%	1.21%	1.21%	1.21%
Net investment income	0.57%	0.69%	0.64%	0.53%	1.03%
Supplemental data
Portfolio turnover rate	40%	67%	41%	43%	18%
Net assets, end of period (000s omitted)	$207,171	$190,661	$159,422	$158,966	$150,157

1.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Large Cap Core Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Cap Core Fund	19

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $46,936,485 with $706,825 expiring in 2017 and $46,229,660 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	Wells Fargo Advantage Large Cap Core Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$239,175,296	$0	$0	$239,175,296

Short-term investments
Investment companies	3,516,184	8,985,253	0	12,501,437
	$242,691,480	$8,985,253	$0	$251,676,733

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class C shares, 0.90% for Administrator Class shares, 0.66% for Institutional Class shares, and 1.20% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Cap Core Fund	21

For the six months ended January 31, 2014, Wells Fargo Funds Distributor, LLC received $5,001 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2014 were $102,816,233 and $89,093,454, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2014, the Fund paid $87 in commitment fees.

For the six months ended January 31, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Large Cap Core Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Large Cap Core Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Large Cap Core Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Large Cap Core Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222990 03-14 SA208/SAR208 1-14

Wells Fargo Advantage Large Cap Growth Fund

Semi-Annual Report

January 31, 2014

Reduce clutter. Save trees.

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The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Large Cap Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Large Cap Growth Fund for the six-month period that ended January 31, 2014. Much of the period was marked by monetary easing by global central banks. Entering the period, investors were concerned that the U.S. Federal Reserve (Fed) would end its bond-buying program, which initially led to higher interest rates and resulted in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 and ended altogether in mid-December 2013 when the Fed announced a tapering timeline that was far more moderate than some had feared. Growing confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

Central banks continued to provide stimulus.

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate effectively near zero in order to support the economy and the financial system. Well before the reporting period began, the FOMC announced its intention to keep interest rates low for an extended period and to make open-ended purchases of $40 billion per month in mortgage-backed securities. The FOMC later added purchases of $45 billion per month in long-term U.S. Treasuries. Because the markets benefited from the FOMC’s liquidity, both stocks and bonds initially sold off after the FOMC indicated in May 2013 that it might reduce (or taper) its bond-buying program. However, in mid-December 2013, the FOMC announced that it would reduce its bond-buying program by $10 billion per month beginning in January 2014. The tapering was less aggressive than some investors had feared, and the markets ended 2013 strongly.

European markets continued to benefit from the European Central Bank’s (ECB’s) earlier announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In November 2013, the ECB cut its key rate to a historic low of 0.25%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a strong 4.1% annualized rate in the third quarter of 2013, and the advance annualized estimate for fourth-quarter GDP growth was 3.2%.

The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013, and was an overhang on economic growth throughout the reporting period. Most recently, Congress was unable to pass a resolution to continue to fund the federal government, and thus, the federal government underwent a partial shutdown from September 30, 2013, through October 16, 2013. The government reopened after the president and Congress reached a deal that funded the government through January 15, 2014, and raised the debt limit through February 7, 2014. In December 2013, Congress

Letter to shareholders (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	3

passed the Ryan-Murray budget agreement that funded the government through September 2015, lessening the near-term prospect of another shutdown.

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Economically sensitive sectors, such as industrials and materials, outperformed. Dividend-paying sectors such as utilities and telecommunication services lagged as higher interest rates dampened their relative performance. Judging by various Russell indexes, small-cap stocks moderately outperformed large-cap stocks, and growth stocks strongly outperformed value stocks.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Large Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Joseph M. Eberhardy, CFA, CPA

Average annual total returns1 (%) as of January 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STAFX)	7-30-2010	19.09	18.72	7.10	26.35	20.14	7.73	1.22	1.07
Class C (STOFX)	7-30-2010	24.43	19.27	6.98	25.43	19.27	6.98	1.97	1.82
Class R (STMFX)	6-15-2012	–	–	–	26.04	19.90	7.55	1.47	1.32
Class R4 (SLGRX)	11-30-2012	–	–	–	26.78	20.44	7.86	0.89	0.75
Class R6 (STFFX)	11-30-2012	–	–	–	26.96	20.48	7.88	0.74	0.60
Administrator Class (STDFX)	7-30-2010	–	–	–	26.54	20.26	7.78	1.06	0.95
Institutional Class (STNFX)	7-30-2010	–	–	–	26.92	20.46	7.87	0.79	0.65
Investor Class (STRFX)	12-30-1981	–	–	–	26.29	20.08	7.70	1.28	1.13
Russell 1000® Growth Index[4]	–	–	–	–	24.35	20.88	7.30	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2014
Google Incorporated Class A	5.16%
Gilead Sciences Incorporated	2.87%
Alexion Pharmaceuticals Incorporated	2.60%
Whole Foods Market Incorporated	2.53%
Union Pacific Corporation	2.32%
Apple Incorporated	2.23%
Dollar Tree Incorporated	2.20%
MasterCard Incorporated Class A	2.19%
QUALCOMM Incorporated	2.02%
Costco Wholesale Corporation	2.02%

Sector distribution[6] as of January 31, 2014

1.	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance for Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A and Administrator shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Large Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,122.30	$5.72	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class C
Actual	$1,000.00	$1,118.20	$9.72	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.03	$9.25	1.82%
Class R
Actual	$1,000.00	$1,120.96	$7.06	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.72	1.32%
Class R4
Actual	$1,000.00	$1,124.23	$4.02	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class R6
Actual	$1,000.00	$1,124.95	$3.21	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Administrator Class
Actual	$1,000.00	$1,123.21	$5.08	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,124.60	$3.48	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Investor Class
Actual	$1,000.00	$1,121.92	$6.04	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.64%

Consumer Discretionary: 23.88%

Hotels, Restaurants & Leisure: 6.31%
Chipotle Mexican Grill Incorporated †	41,180	$22,729,713
Hilton Worldwide Holdings Incorporated †	172,367	3,731,746
Marriott International Incorporated Class A	330,000	16,269,000
Starbucks Corporation	345,340	24,560,581
Wynn Resorts Limited	127,000	27,612,340

		94,903,380

Internet & Catalog Retail: 3.92%
Amazon.com Incorporated †	82,530	29,602,686
priceline.com Incorporated †	25,670	29,389,326

		58,992,012

Media: 2.93%
CBS Corporation Class B	385,000	22,607,200
The Walt Disney Company	102,000	7,406,220
Twenty-First Century Fox Incorporated	441,000	14,032,620

		44,046,040

Multiline Retail: 3.89%
Dollar General Corporation †	124,060	6,987,059
Dollar Tree Incorporated †	654,000	33,040,080
Nordstrom Incorporated	322,500	18,527,625

		58,554,764

Specialty Retail: 2.93%
CarMax Incorporated †	442,580	19,964,784
O’Reilly Automotive Incorporated †	150,000	19,647,000
Ross Stores Incorporated	66,000	4,482,060

		44,093,844

Textiles, Apparel & Luxury Goods: 3.90%
lululemon athletica incorporated «†	64,470	2,945,634
Michael Kors Holdings Limited †	186,730	14,925,329
Nike Incorporated Class B	290,980	21,197,893
VF Corporation	335,120	19,587,764

		58,656,620

Consumer Staples: 6.48%

Food & Staples Retailing: 5.88%
Costco Wholesale Corporation	270,000	30,337,200
Walgreen Company	350,420	20,096,587
Whole Foods Market Incorporated	727,000	37,993,020

		88,426,807

Personal Products: 0.60%
Estee Lauder Companies Incorporated Class A	130,660	8,981,568

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Energy: 5.42%

Energy Equipment & Services: 1.73%
National Oilwell Varco Incorporated	90,000	$6,750,900
Schlumberger Limited	220,000	19,265,400

		26,016,300

Oil, Gas & Consumable Fuels: 3.69%
Antero Resources Corporation †	109,696	6,443,543
Concho Resources Incorporated †	158,600	15,509,494
Continental Resources Incorporated †	62,980	6,940,396
Pioneer Natural Resources Company	157,000	26,583,240

		55,476,673

Financials: 5.01%

Capital Markets: 1.86%
Northern Trust Corporation	151,000	9,093,220
TD Ameritrade Holding Corporation	605,000	18,906,250

		27,999,470

Consumer Finance: 2.45%
American Express Company	228,340	19,413,467
Discover Financial Services	325,200	17,446,980

		36,860,447

Diversified Financial Services: 0.70%
CME Group Incorporated	140,000	10,466,400

Health Care: 16.51%

Biotechnology: 9.25%
Alexion Pharmaceuticals Incorporated †	246,000	39,047,580
Biogen Idec Incorporated †	61,960	19,371,174
Celgene Corporation †	148,380	22,543,373
Gilead Sciences Incorporated †	535,120	43,157,428
Regeneron Pharmaceuticals Incorporated †	52,180	15,058,626

		139,178,181

Health Care Equipment & Supplies: 0.83%
Covidien plc	182,130	12,428,551

Health Care Providers & Services: 1.79%
AmerisourceBergen Corporation	207,170	13,925,967
Catamaran Corporation †	266,600	12,962,092

		26,888,059

Health Care Technology: 1.35%
Cerner Corporation †	356,940	20,306,317

Pharmaceuticals: 3.29%
Allergan Incorporated	42,450	4,864,770
Bristol-Myers Squibb Company	164,000	8,195,080

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	9

Security name	Shares	Value

Pharmaceuticals (continued)
Merck & Company Incorporated	113,000	$5,985,610
Perrigo Company plc	115,160	17,925,806
Shire plc ADR	59,740	8,938,299
Zoetis Incorporated	120,000	3,643,200

		49,552,765

Industrials: 11.20%

Aerospace & Defense: 3.72%
Precision Castparts Corporation	73,000	18,596,750
The Boeing Company	142,000	17,786,920
United Technologies Corporation	170,870	19,482,597

		55,866,267

Air Freight & Logistics: 0.80%
United Parcel Service Incorporated Class B	126,050	12,003,742

Airlines: 0.16%
Southwest Airlines Company	117,000	2,451,150

Industrial Conglomerates: 1.00%
Danaher Corporation	202,240	15,044,634

Professional Services: 0.39%
Verisk Analytics Incorporated Class A †	91,900	5,868,734

Road & Rail: 3.62%
Kansas City Southern	66,680	7,040,741
Norfolk Southern Corporation	136,000	12,592,240
Union Pacific Corporation	200,000	34,848,000

		54,480,981

Trading Companies & Distributors: 1.51%
W.W. Grainger Incorporated	97,100	22,768,008

Information Technology: 25.56%

Communications Equipment: 2.02%
QUALCOMM Incorporated	410,080	30,436,138

Computers & Peripherals: 2.23%
Apple Incorporated	66,870	33,475,122

Internet Software & Services: 10.44%
eBay Incorporated †	562,850	29,943,620
Facebook Incorporated Class A †	408,000	25,528,560
Google Incorporated Class A †	65,670	77,554,300
LinkedIn Corporation Class A †	39,790	8,563,206
Pandora Media Incorporated †	232,100	8,371,847
Rackspace Hosting Incorporated †	195,800	7,129,078

		157,090,611

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name		Shares	Value

IT Services: 6.37%
Accenture plc		113,480	$9,064,782
Alliance Data Systems Corporation †		45,000	10,784,700
Cognizant Technology Solutions Corporation Class A †		240,200	23,280,184
MasterCard Incorporated Class A		435,700	32,973,776
Visa Incorporated Class A		91,530	19,718,308

			95,821,750

Semiconductors & Semiconductor Equipment: 1.29%
Microchip Technology Incorporated «		432,880	19,418,997

Software: 3.21%
NetSuite Incorporated †		89,000	9,361,020
Salesforce.com Incorporated †		489,000	29,599,170
ServiceNow Incorporated †		146,300	9,279,809

			48,239,999

Materials: 4.58%

Chemicals: 4.58%
Ecolab Incorporated		164,760	16,564,970
Monsanto Company		210,000	22,375,500
Praxair Incorporated		240,000	29,932,799

			68,873,269

Total Common Stocks (Cost $1,044,786,348)			1,483,667,600

	Yield
Short-Term Investments: 2.08%

Investment Companies: 2.08%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	19,208,789	19,208,789
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.08	12,146,844	12,146,844

Total Short-Term Investments (Cost $31,355,633)			31,355,633

Total investments in securities
(Cost $1,076,141,981) *	100.72%	1,515,023,233
Other assets and liabilities, net	(0.72)	(10,815,880)

Total net assets	100.00%	$1,504,207,353

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $1,076,862,001 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$444,342,321
Gross unrealized depreciation	(6,181,089)

Net unrealized appreciation	$438,161,232

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2014 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,483,667,600
In affiliated securities, at value (see cost below)	31,355,633

Total investments, at value (see cost below)	1,515,023,233
Receivable for investments sold	8,931,195
Receivable for Fund shares sold	2,096,607
Receivable for dividends	177,136
Receivable for securities lending income	6,264
Prepaid expenses and other assets	55,692

Total assets	1,526,290,127

Liabilities
Payable for investments purchased	6,259,253
Payable for Fund shares redeemed	2,396,255
Payable upon receipt of securities loaned	12,146,844
Advisory fee payable	676,150
Distribution fees payable	16,328
Due to other related parties	314,026
Accrued expenses and other liabilities	273,918

Total liabilities	22,082,774

Total net assets	$1,504,207,353

NET ASSETS CONSIST OF
Paid-in capital	$1,060,114,898
Overdistributed net investment income	(640,037)
Accumulated net realized gains on investments	5,851,240
Net unrealized gains on investments	438,881,252

Total net assets	$1,504,207,353

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$146,819,076
Shares outstanding – Class A	3,398,257
Net asset value per share – Class A	$43.20
Maximum offering price per share – Class A2	$45.84
Net assets – Class C	$20,811,130
Shares outstanding – Class C	494,244
Net asset value per share – Class C	$42.11
Net assets – Class R	$10,405,970
Shares outstanding – Class R	242,041
Net asset value per share – Class R	$42.99
Net assets – Class R4	$1,965,000
Share outstanding – Class R4	45,103
Net asset value per share – Class R4	$43.57
Net assets – Class R6	$2,695,503
Share outstanding – Class R6	61,836
Net asset value per share – Class R6	$43.59
Net assets – Administrator Class	$235,056,129
Shares outstanding – Administrator Class	5,420,029
Net asset value per share – Administrator Class	$43.37
Net assets – Institutional Class	$632,778,786
Shares outstanding – Institutional Class	14,516,330
Net asset value per share – Institutional Class	$43.59
Net assets – Investor Class	$453,675,759
Shares outstanding – Investor Class	10,515,532
Net asset value per share – Investor Class	$43.14
Investments in unaffiliated securities (including securities on loan), at cost	$1,044,786,348

Investments in affiliated securities, at cost	$31,355,633

Total investments, at cost	$1,076,141,981

Securities on loan, at value	$11,848,863

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Large Cap Growth Fund	Statement of operations—six months ended January 31, 2014 (unaudited)

Investment income
Dividends	$6,675,120
Securities lending income, net	45,862
Income from affiliated securities	10,173

Total investment income	6,731,155

Expenses
Advisory fee	4,526,790
Administration fees
Fund level	361,308
Class A	190,537
Class C	25,836
Class R	12,297
Class R4	452
Class R6	363
Administrator Class	113,811
Institutional Class	236,388
Investor Class	715,502
Shareholder servicing fees
Class A	183,209
Class C	24,842
Class R	11,824
Class R4	564
Administrator Class	283,365
Investor Class	558,986
Distribution fees
Class C	74,525
Class R	11,823
Custody and accounting fees	40,371
Professional fees	22,073
Registration fees	99,244
Shareholder report expenses	53,321
Trustees’ fees and expenses	5,906
Other fees and expenses	27,698

Total expenses	7,581,035
Less: Fee waivers and/or expense reimbursements	(1,013,649)

Net expenses	6,567,386

Net investment income	163,769

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	14,844,359
Net change in unrealized gains (losses) on investments	145,194,310

Net realized and unrealized gains (losses) on investments	160,038,669

Net increase in net assets resulting from operations	$160,202,438

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Large Cap Growth Fund	13

	Six months ended January 31, 2014 (unaudited)		Year ended July 31, 2013

Operations
Net investment income		$163,769		$3,624,257
Net realized gains on investments		14,844,359		101,802,906
Net change in unrealized gains (losses) on investments		145,194,310		131,147,844

Net increase in net assets resulting from operations		160,202,438		236,575,007

Distributions to shareholders from
Net investment income
Class A		0		(121,892)
Class R		0		(2,374)
Class R4		(4,388)		(32)[1]
Class R6		(7,794)		(169)[1]
Administrator Class		(59,550)		(406,148)
Institutional Class		(1,868,611)		(1,878,484)
Net realized gains
Class A		(4,658,059)		0
Class C		(653,384)		0
Class R		(306,050)		0
Class R4		(60,168)		0 [1]
Class R6		(74,852)		0 [1]
Administrator Class		(7,171,992)		0
Institutional Class		(19,978,900)		0
Investor Class		(14,255,159)		0

Total distributions to shareholders		(49,098,907)		(2,409,099)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	466,256	19,866,583	1,674,624	58,604,595
Class C	87,249	3,636,720	217,087	7,527,427
Class R	72,672	3,081,441	106,112	3,695,703
Class R4	44,750	1,967,418	292 [1]	10,000 [1]
Class R6	8,420	369,422	60,170 [1]	2,168,017 [1]
Administrator Class	559,002	23,942,690	4,448,450	153,858,585
Institutional Class	2,786,059	121,124,088	3,915,231	138,162,580
Investor Class	544,147	23,198,936	1,103,953	38,838,329

		197,187,298		402,865,236

Reinvestment of distributions
Class A	82,404	3,548,336	2,942	98,914
Class C	11,441	480,638	0	0
Class R	2,882	123,530	33	1,092
Class R4	1,485	64,556	1 [1]	32 [1]
Class R6	1,899	82,646	5 [1]	169 [1]
Administrator Class	162,979	7,043,571	10,982	370,195
Institutional Class	431,004	18,751,185	45,346	1,534,948
Investor Class	322,257	13,857,073	0	0

		43,951,535		2,005,350

Payment for shares redeemed
Class A	(462,908)	(19,834,920)	(647,781)	(23,109,975)
Class C	(60,669)	(2,510,583)	(125,588)	(4,392,790)
Class R	(39,321)	(1,688,300)	(54,480)	(1,975,873)
Class R4	(1,425)	(63,649)	0 [1]	0 [1]
Class R6	(5,272)	(216,149)	(3,386)[1]	(127,149)[1]
Administrator Class	(521,011)	(22,197,883)	(1,514,385)	(54,136,656)
Institutional Class	(1,388,646)	(59,642,105)	(9,415,760)	(337,271,362)
Investor Class	(590,341)	(24,993,744)	(1,758,314)	(61,752,915)

		(131,147,333)		(482,766,720)

Net increase (decrease) in net assets resulting from capital share transactions		109,991,500		(77,896,134)

Total increase in net assets		221,095,031		156,269,774

Net assets
Beginning of period		1,283,112,322		1,126,842,548

End of period		$1,504,207,353		$1,283,112,322

Undistributed (overdistributed) net investment income		$(640,037)		$1,136,537

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS A		2013	2012	2011	2010[1]
Net asset value, beginning of period	$39.73	$32.92	$31.62	$24.54	$24.54
Net investment income (loss)	(0.03)	0.04	(0.12)[2]	(0.10)[2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	4.88	6.81	1.42	7.18	0.00 [3]

Total from investment operations	4.85	6.85	1.30	7.08	0.00 [3]
Distributions to shareholders from
Net investment income	0.00	(0.04)	0.00	0.00	0.00
Net realized gains	(1.38)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.38)	(0.04)	0.00	0.00	0.00
Net asset value, end of period	$43.20	$39.73	$32.92	$31.62	$24.54
Total return[4]	12.23%	20.84%	4.08%	28.89%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.23%	1.24%	1.25%	0.00%
Net expenses	1.07%	1.07%	1.10%	1.12%	0.00%
Net investment income (loss)	(0.13)%	0.09%	(0.37)%	(0.33)%	0.00%
Supplemental data
Portfolio turnover rate	15%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$146,819	$131,616	$75,149	$2,368	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS C		2013	2012	2011	2010[1]
Net asset value, beginning of period	$38.90	$32.43	$31.38	$24.54	$24.54
Net investment income (loss)	(0.16)	(0.20)	(0.37)[2]	(0.32)[2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	4.75	6.67	1.42	7.16	0.00 [3]

Total from investment operations	4.59	6.47	1.05	6.84	0.00 [3]
Distributions to shareholders from
Net realized gains	(1.38)	0.00	0.00	0.00	0.00
Net asset value, end of period	$42.11	$38.90	$32.43	$31.38	$24.54
Total return[4]	11.82%	19.95%	3.31%	27.91%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.98%	1.99%	2.00%	0.00%
Net expenses	1.82%	1.82%	1.84%	1.87%	0.00%
Net investment income (loss)	(0.88)%	(0.65)%	(1.16)%	(1.04)%	0.00%
Supplemental data
Portfolio turnover rate	15%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$20,811	$17,748	$11,829	$272	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS R		2013	2012[1]
Net asset value, beginning of period	$39.59	$32.86	$32.91
Net investment loss	(0.09)[2]	(0.06)[2]	(0.05)[2]
Net realized and unrealized gains (losses) on investments	4.87	6.80	0.00 [3]

Total from investment operations	4.78	6.74	(0.05)
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00
Net realized gains	(1.38)	0.00	0.00

Total distributions to shareholders	(1.38)	(0.01)	0.00
Net asset value, end of period	$42.99	$39.59	$32.86
Total return[4]	12.10%	20.53%	(0.15)%
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.47%	1.47%
Net expenses	1.32%	1.32%	1.32%
Net investment loss	(0.40)%	(0.16)%	(0.95)%
Supplemental data
Portfolio turnover rate	15%	57%	46%
Net assets, end of period (000s omitted)	$10,406	$8,149	$5,065

1.	For the period from June 15, 2012 (commencement of class operations) to July 31, 2012

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31, 2013[1]
CLASS R4
Net asset value, beginning of period	$40.05	$34.26
Net investment income	0.04	0.09
Net realized and unrealized gains (losses) on investments	4.96	5.81

Total from investment operations	5.00	5.90
Distributions to shareholders from
Net investment income	(0.10)	(0.11)
Net realized gains	(1.38)	0.00

Total distributions to shareholders	(1.48)	(0.11)
Net asset value, end of period	$43.57	$40.05
Total return[2]	12.42%	17.37%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.87%
Net expenses	0.75%	0.75%
Net investment income	0.17%	0.39%
Supplemental data
Portfolio turnover rate	15%	57%
Net assets, end of period (000s omitted)	$1,965	$12

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31, 2013[1]
CLASS R6
Net asset value, beginning of period	$40.11	$34.26
Net investment income	0.08	0.15
Net realized and unrealized gains (losses) on investments	4.92	5.82

Total from investment operations	5.00	5.97
Distributions to shareholders from
Net investment income	(0.14)	(0.12)
Net realized gains	(1.38)	0.00

Total distributions to shareholders	(1.52)	(0.12)
Net asset value, end of period	$43.59	$40.11
Total return[2]	12.50%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.75%
Net expenses	0.60%	0.60%
Net investment income	0.33%	0.26%
Supplemental data
Portfolio turnover rate	15%	57%
Net assets, end of period (000s omitted)	$2,696	$2,278

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$39.86	$33.02	$31.67	$24.54	$24.54
Net investment income (loss)	(0.00)[3]	0.09 [2]	(0.06)[2]	(0.06)[2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	4.90	6.83	1.41	7.19	0.00 [3]

Total from investment operations	4.90	6.92	1.35	7.13	0.00 [3]
Distributions to shareholders from
Net investment income	(0.01)	(0.08)	0.00	0.00	0.00
Net realized gains	(1.38)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.39)	(0.08)	0.00	0.00	0.00
Net asset value, end of period	$43.37	$39.86	$33.02	$31.67	$24.54
Total return[4]	12.32%	21.00%	4.26%	29.05%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.07%	1.08%	1.07%	0.00%
Net expenses	0.95%	0.95%	0.95%	0.94%	0.00%
Net investment income (loss)	(0.01)%	0.24%	(0.17)%	(0.19)%	0.00%
Supplemental data
Portfolio turnover rate	15%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$235,056	$208,053	$75,099	$1,379	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$40.11	$33.16	$31.73	$24.54	$24.54
Net Investment income (loss)	0.06 [2]	0.20	(0.08)[2]	(0.00)[3]	0.00 [3]
Net realized and unrealized gains (losses) on investments	4.93	6.86	1.51	7.19	0.00 [3]

Total from investment operations	4.99	7.06	1.43	7.19	0.00 [3]
Distributions to shareholders from
Net investment income	(0.13)	(0.11)	0.00	0.00	0.00
Net realized gains	(1.38)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.51)	(0.11)	0.00	0.00	0.00
Net asset value, end of period	$43.59	$40.11	$33.16	$31.73	$24.54
Total return[4]	12.46%	21.34%	4.47%	29.34%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.80%	0.81%	0.00%
Net expenses	0.65%	0.69%	0.75%	0.75%	0.00%
Net investment income (loss)	0.27%	0.53%	(0.25)%	(0.01)%	0.00%
Supplemental data
Portfolio turnover rate	15%	57%	46%	47%	60%
Net assets, end of period (000s omitted)	$632,779	$508,853	$601,684	$846	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Cap Growth Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INVESTOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$39.69	$32.86	$31.59	$24.54	$21.77	$26.62
Net investment income (loss)	(0.04)	0.02	(0.07)	(0.06)	(0.02)[1]	0.02 [1]
Net realized and unrealized gains (losses) on investments	4.87	6.81	1.34	7.11	2.81	(4.87)

Total from investment operations	4.83	6.83	1.27	7.05	2.79	(4.85)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)	0.00
Net realized gains	(1.38)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.38)	0.00	0.00	0.00	(0.02)	0.00
Net asset value, end of period	$43.14	$39.69	$32.86	$31.59	$24.54	$21.77
Total return[2]	12.19%	20.79%	4.02%	28.73%	12.80%	(18.22)%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.28%	1.32%	1.32%	1.43%	1.46%
Net expenses	1.13%	1.13%	1.18%	1.19%	1.19%	1.19%
Net investment income (loss)	(0.19)%	0.06%	(0.23)%	(0.19)%	(0.07)%	0.07%
Supplemental data
Portfolio turnover rate	15%	57%	46%	47%	60%	81%
Net assets, end of period (000s omitted)	$453,676	$406,405	$358,017	$336,128	$278,585	$264,776

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Large Cap Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	23

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Advantage Large Cap Growth Fund	Notes to financial statements (unaudited)

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,483,667,600	$0	$0	$1,483,667,600
Short-term investments
Investment companies	19,208,789	12,146,844	0	31,355,633
	$1,502,876,389	$12,146,844	$0	$1,515,023,233

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.63% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C, Class R	0.26%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.07% for Class A shares, 1.82% for Class C shares, 1.32% for Class R shares, 0.75% for Class R4 shares, 0.60% for Class R6 shares, 0.95% for Administrator Class shares, 0.65% for Institutional Class shares and 1.13% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets for Class R shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	25

For the six months ended January 31, 2014, Wells Fargo Funds Distributor, LLC received $7,008 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2014 were $251,375,382 and $202,536,414, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2014, the Fund paid $534 in commitment fees.

For the six months ended January 31, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Large Cap Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Large Cap Growth Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage Large Cap Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Large Cap Growth Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222991 03-14 SA209/SAR209 1-14

Wells Fargo Advantage

Large Company Value Fund

Semi-Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Large Company Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Large Company Value Fund for the six-month period that ended January 31, 2014. Much of the period was marked by monetary easing by global central banks. Entering the period, investors were concerned that the U.S. Federal Reserve (Fed) would end its bond-buying program, which initially led to higher interest rates and resulted in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 and ended altogether in mid-December 2013 when the Fed announced a tapering timeline that was far more moderate than some had feared. Growing confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

Central banks continued to provide stimulus.

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate effectively near zero in order to support the economy and the financial system. Well before the reporting period began, the FOMC announced its intention to keep interest rates low for an extended period and to make open-ended purchases of $40 billion per month in mortgage-backed securities. The FOMC later added purchases of $45 billion per month in long-term U.S. Treasuries. Because the markets benefited from the FOMC’s liquidity, both stocks and bonds initially sold off after the FOMC indicated in May 2013 that it might reduce (or taper) its bond-buying program. However, in mid-December 2013, the FOMC announced that it would reduce its bond-buying program by $10 billion per month beginning in January 2014. The tapering was less aggressive than some investors had feared, and the markets ended 2013 strongly.

European markets continued to benefit from the European Central Bank’s (ECB’s) earlier announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In November 2013, the ECB cut its key rate to a historic low of 0.25%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a strong 4.1% annualized rate in the third quarter of 2013, and the advance annualized estimate for fourth-quarter GDP growth was 3.2%.

The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013, and was an overhang on economic growth throughout the reporting period. Most recently, Congress was unable to pass a resolution to continue to fund the federal government, and thus, the federal government underwent a partial shutdown from September 30, 2013, through October 16, 2013. The government reopened after the president and Congress reached a deal that funded the government through January 15, 2014,

Letter to shareholders (unaudited)	Wells Fargo Advantage Large Company Value Fund	3

and raised the debt limit through February 7, 2014. In December 2013, Congress passed the Ryan–Murray budget agreement that funded the government through September 2015, lessening the near-term prospect of another shutdown.

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Economically sensitive sectors, such as industrials and materials, outperformed. Dividend-paying sectors such as utilities and telecommunication services lagged as higher interest rates dampened their relative performance. Judging by various Russell indexes, small-cap stocks moderately outperformed large-cap stocks, and growth stocks strongly outperformed value stocks.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Large Company Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Phocas Financial Corporation

Portfolio managers

Stephen L. Block, CFA

William F.K. Schaff, CFA

Average annual total returns1 (%) as of January 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WLCAX)	3-31-2008	15.04	15.62	6.17	22.04	17.00	6.81	1.27	1.10
Class C (WFLVX)	3-31-2008	20.07	16.13	6.07	21.07	16.13	6.07	2.02	1.85
Administrator Class (WWIDX)	12-31-2001	–	–	–	22.29	17.31	7.16	1.11	0.85
Institutional Class (WLCIX)	3-31-2008	–	–	–	22.54	17.55	7.29	0.84	0.65
Investor Class (SDVIX)	7-1-1993	–	–	–	21.92	16.91	6.76	1.33	1.16
Russell 1000® Value Index[4]	–	–	–	–	20.02	18.69	7.01	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Large Company Value Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2014
Bank of America Corporation	3.10
Exxon Mobil Corporation	2.87
JPMorgan Chase & Company	2.58
Citigroup Incorporated	2.39
CVS Caremark Corporation	2.39
The Hartford Financial Services Group Incorporated	2.17
Merck & Company Incorporated	2.12
American International Group Incorporated	2.11
Newell Rubbermaid Incorporated	1.95
Eaton Corporation plc	1.94

Sector distribution[6] as of January 31, 2014

1.	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of Investor Class shares). If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Investor Class shares and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Large Company Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,061.42	$5.72	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60	1.10%
Class C
Actual	$1,000.00	$1,057.06	$9.59	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.88	$9.40	1.85%
Administrator Class
Actual	$1,000.00	$1,061.77	$4.42	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Institutional Class
Actual	$1,000.00	$1,063.36	$3.38	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Investor Class
Actual	$1,000.00	$1,060.79	$6.03	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.90	1.16%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Large Company Value Fund	7

Security name	Shares	Value

Common Stocks: 96.93%

Consumer Discretionary: 8.70%

Automobiles: 1.63%
General Motors Company †	134,428	$4,850,162

Hotels, Restaurants & Leisure: 1.07%
Norwegian Cruise Line Company †	90,800	3,179,816

Household Durables: 1.95%
Newell Rubbermaid Incorporated	187,448	5,792,143

Media: 2.24%
Lamar Advertising Company Class A †	81,149	3,948,710
The Walt Disney Company	37,174	2,699,204

		6,647,914

Multiline Retail: 1.01%
Dillard’s Incorporated Class A	34,187	2,984,525

Specialty Retail: 0.80%
Bed Bath & Beyond Incorporated †	36,958	2,359,768

Consumer Staples: 5.78%

Food & Staples Retailing: 2.39%
CVS Caremark Corporation	104,582	7,082,293

Food Products: 1.00%
Darling International Incorporated †	151,178	2,957,042

Household Products: 1.29%
Procter & Gamble Company	50,054	3,835,137

Personal Products: 1.10%
Herbalife Limited «	50,837	3,272,378

Energy: 13.34%

Energy Equipment & Services: 0.98%
Baker Hughes Incorporated	51,041	2,890,962

Oil, Gas & Consumable Fuels: 12.36%
Chevron Corporation	39,312	4,388,399
ConocoPhillips Company	53,754	3,491,322
Denbury Resources Incorporated †	218,507	3,511,407
EnCana Corporation	196,490	3,530,925
Exxon Mobil Corporation	92,299	8,506,276
Marathon Oil Corporation	163,623	5,365,198
Valero Energy Corporation	76,042	3,885,746
Whiting Petroleum Corporation †	68,440	3,995,527

		36,674,800

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Large Company Value Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Financials: 29.32%

Capital Markets: 1.33%
Goldman Sachs Group Incorporated	24,103	$3,955,784

Commercial Banks: 5.96%
First Republic Bank Corporation	107,648	5,224,157
KeyCorp	382,078	4,875,315
SVB Financial Group †	25,556	2,868,150
Synovus Financial Corporation	1,410,957	4,726,706

		17,694,328

Diversified Financial Services: 8.07%
Bank of America Corporation	549,547	9,204,912
Citigroup Incorporated	149,497	7,090,643
JPMorgan Chase & Company	138,218	7,651,748

		23,947,303

Insurance: 7.00%
ACE Limited	28,991	2,719,646
American International Group Incorporated	130,384	6,253,217
MetLife Incorporated	109,658	5,378,725
The Hartford Financial Services Group Incorporated	193,189	6,423,534

		20,775,122

Real Estate Management & Development: 0.97%
Realogy Holdings Corporation †	62,915	2,867,037

REITs: 5.99%
American Campus Communities Incorporated	110,286	3,833,541
American Tower Corporation	37,645	3,044,728
Realty Income Corporation «	107,368	4,378,467
Vornado Realty Trust	34,500	3,168,135
Weyerhaeuser Company	111,681	3,337,028

		17,761,899

Health Care: 10.95%

Health Care Equipment & Supplies: 2.60%
Medtronic Incorporated	54,397	3,076,694
Stryker Corporation	59,915	4,649,404

		7,726,098

Health Care Providers & Services: 1.74%
Cigna Corporation	59,733	5,155,555

Pharmaceuticals: 6.61%
Johnson & Johnson Services Incorporated	36,898	3,264,366
Merck & Company Incorporated	118,912	6,298,769
Novartis AG ADR	60,640	4,794,805
Pfizer Incorporated	172,330	5,238,832

		19,596,772

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Large Company Value Fund	9

Security name	Shares	Value

Industrials: 12.02%

Airlines: 1.83%
United Continental Holdings Incorporated †	118,424	$5,428,556

Electrical Equipment: 2.74%
Eaton Corporation plc	78,776	5,757,738
Regal-Beloit Corporation	32,033	2,373,325

		8,131,063

Industrial Conglomerates: 1.66%
General Electric Company	196,411	4,935,808

Machinery: 2.03%
Dover Corporation	41,109	3,558,395
Stanley Black & Decker Incorporated	31,808	2,461,939

		6,020,334

Road & Rail: 1.82%
Hertz Global Holdings Incorporated †	207,104	5,388,846

Trading Companies & Distributors: 1.94%
WESCO International Incorporated †	69,223	5,742,740

Information Technology: 7.14%

Computers & Peripherals: 2.42%
Apple Incorporated	5,850	2,928,510
EMC Corporation	175,260	4,248,302

		7,176,812

Internet Software & Services: 0.81%
eBay Incorporated †	45,374	2,413,897

Semiconductors & Semiconductor Equipment: 2.66%
Maxim Integrated Products Incorporated	83,263	2,519,538
Skyworks Solutions Incorporated †	177,791	5,378,178

		7,897,716

Software: 1.25%
Symantec Corporation	172,708	3,697,678

Materials: 3.13%

Chemicals: 3.13%
Ashland Incorporated	41,121	3,816,440
Huntsman Corporation	129,293	2,834,103
Westlake Chemical Corporation	21,797	2,649,207

		9,299,750

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Large Company Value Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name		Shares	Value

Telecommunication Services: 2.28%

Diversified Telecommunication Services: 2.28%
AT&T Incorporated		72,180	$2,405,038
Verizon Communications Incorporated		90,779	4,359,208

			6,764,246

Utilities: 4.27%

Electric Utilities: 1.25%
Portland General Electric Company		122,995	3,711,989

Independent Power Producers & Energy Traders: 1.93%
AES Corporation		406,710	5,718,343

Water Utilities: 1.09%
Aqua America Incorporated		135,637	3,248,510

Total Common Stocks (Cost $223,694,330)			287,583,126

	Yield

Short-Term Investments: 5.68%

Investment Companies: 5.68%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	9,235,294	9,235,294
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.08	7,619,825	7,619,825

Total Short-Term Investments (Cost $16,855,119)			16,855,119

Total investments in securities (Cost $240,549,449) *	102.61%	304,438,245
Other assets and liabilities, net	(2.61)	(7,739,380)

Total net assets	100.00%	$296,698,865

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $245,088,468 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$66,471,991
Gross unrealized depreciation	(7,122,214)

Net unrealized appreciation	$59,349,777

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities —January 31, 2014 (unaudited)	Wells Fargo Advantage Large Company Value Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$287,583,126
In affiliated securities, at value (see cost below)	16,855,119

Total investments, at value (see cost below)	304,438,245
Receivable for Fund shares sold	71,013
Receivable for dividends	227,764
Receivable for securities lending income	3,068
Prepaid expenses and other assets	31,924

Total assets	304,772,014

Liabilities
Payable for Fund shares redeemed	107,748
Payable upon receipt of securities loaned	7,619,825
Advisory fee payable	127,494
Distribution fees payable	3,247
Due to other related parties	88,514
Accrued expenses and other liabilities	126,321

Total liabilities	8,073,149

Total net assets	$296,698,865

NET ASSETS CONSIST OF
Paid-in capital	$240,005,338
Overdistributed net investment income	(18,876)
Accumulated net realized losses on investments	(7,176,393)
Net unrealized gains on investments	63,888,796

Total net assets	$296,698,865

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$115,568,576
Shares outstanding – Class A	7,344,225
Net asset value per share – Class A	$15.74
Maximum offering price per share – Class A2	$16.70
Net assets – Class C	$4,455,274
Shares outstanding – Class C	277,540
Net asset value per share – Class C	$16.05
Net assets – Administrator Class	$35,810,763
Shares outstanding – Administrator Class	2,262,940
Net asset value per share – Administrator Class	$15.82
Net assets – Institutional Class	$727,190
Shares outstanding – Institutional Class	46,029
Net asset value per share – Institutional Class	$15.80
Net assets – Investor Class	$140,137,062
Shares outstanding – Investor Class	8,677,446
Net asset value per share – Investor Class	$16.15

Investments in unaffiliated securities (including securities on loan), at cost	$223,694,330

Investments in affiliated securities, at cost	$16,855,119

Total investments, at cost	$240,549,449

Securities on loan, at value	$7,444,779

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Large Company Value Fund	Statement of operations—six months ended January 31, 2014 (unaudited)

Investment income
Dividends*	$2,420,470
Securities lending income, net	41,853
Income from affiliated securities	1,999

Total investment income	2,464,322

Expenses
Advisory fee	1,006,359
Administration fees
Fund level	77,412
Class A	155,788
Class C	6,195
Administrator Class	19,510
Institutional Class	674
Investor Class	230,946
Shareholder servicing fees
Class A	149,796
Class C	5,957
Administrator Class	48,232
Investor Class	180,151
Distribution fees
Class C	17,870
Custody and accounting fees	12,308
Professional fees	21,012
Registration fees	39,155
Shareholder report expenses	31,191
Trustees’ fees and expenses	5,122
Other fees and expenses	7,680

Total expenses	2,015,358
Less: Fee waivers and/or expense reimbursements	(303,685)

Net expenses	1,711,673

Net investment income	752,649

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	26,720,777
Net change in unrealized gains (losses) on investments	(9,424,155)

Net realized and unrealized gains (losses) on investments	17,296,622

Net increase in net assets resulting from operations	$18,049,271

* Net of foreign dividend withholding taxes in the amount of	$2,120

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Large Company Value Fund	13

	Six months ended January 31, 2014 (unaudited)		Year ended July 31, 2013

Operations
Net investment income		$752,649		$3,273,209
Net realized gains on investments		26,720,777		54,703,809
Net change in unrealized gains (losses) on investments		(9,424,155)		17,262,829

Net increase in net assets resulting from operations		18,049,271		75,239,847

Distributions to shareholders from
Net investment income
Class A		(359,512)		(1,472,740)
Class C		0		(26,206)
Administrator Class		(167,411)		(1,433,133)
Institutional Class		(9,988)		(49,792)
Investor Class		(371,419)		(1,616,046)
Net realized gains
Class A		(11,065,974)		0
Class C		(448,468)		0
Administrator Class		(3,552,432)		0
Institutional Class		(122,590)		0
Investor Class		(13,095,944)		0

Total distributions to shareholders		(29,193,738)		(4,597,917)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	75,943	1,261,752	159,878	2,339,175
Class C	23,311	393,271	33,034	495,282
Administrator Class	161,647	2,651,622	403,341	5,621,478
Institutional Class	2,993	48,617	108,212	1,742,756
Investor Class	189,576	3,211,701	470,273	6,954,261

		7,566,963		17,152,952

Reinvestment of distributions
Class A	696,721	11,172,926	103,270	1,434,082
Class C	23,973	391,960	1,631	22,707
Administrator Class	204,125	3,294,110	97,837	1,351,842
Institutional Class	7,562	121,981	2,882	40,021
Investor Class	780,310	12,840,272	107,208	1,522,722

		27,821,249		4,371,374

Payment for shares redeemed
Class A	(501,589)	(8,295,366)	(1,153,703)	(16,474,460)
Class C	(41,810)	(683,577)	(67,146)	(991,593)
Administrator Class	(458,586)	(7,615,193)	(11,711,657)	(158,129,190)
Institutional Class	(165,133)	(2,709,865)	(1,135,403)	(15,208,554)
Investor Class	(552,979)	(9,340,699)	(1,650,877)	(23,800,694)

		(28,644,700)		(214,604,491)

Net increase (decrease) in net assets resulting from capital share transactions		6,743,512		(193,080,165)

Total decrease in net assets		(4,400,955)		(122,438,235)

Net assets
Beginning of period		301,099,820		423,538,055

End of period		$296,698,865		$301,099,820

Undistributed (overdistributed) net investment income		$(18,876)		$136,805

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS A		2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.39	$12.96	$12.61	$11.04	$9.84	$14.43
Net investment income	0.04	0.14	0.17	0.12	0.09	0.17 [1]
Net realized and unrealized gains (losses) on investments	0.98	3.48	0.35	1.51	1.21	(3.39)

Total from investment operations	1.02	3.62	0.52	1.63	1.30	(3.22)
Distributions to shareholders from
Net investment income	(0.05)	(0.19)	(0.17)	(0.06)	(0.10)	(0.24)
Net realized gains	(1.62)	0.00	0.00	0.00	0.00	(1.13)

Total distributions to shareholders	(1.67)	(0.19)	(0.17)	(0.06)	(0.10)	(1.37)
Net asset value, end of period	$15.74	$16.39	$12.96	$12.61	$11.04	$9.84
Total return[2]	6.14%	28.16%	4.21%	14.77%	13.22%	(21.52)%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.28%	1.27%	1.32%	1.42%	1.52%
Net expenses	1.10%	1.10%	1.10%	1.25%	1.25%	1.23%
Net investment income	0.49%	1.00%	1.29%	0.74%	0.74%	1.85%
Supplemental data
Portfolio turnover rate	31%	78%	37%	35%	42%	61%
Net assets, end of period (000s omitted)	$115,569	$115,895	$103,195	$642	$362	$165

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Company Value Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.70	$13.21	$12.81	$11.26	$10.03	$14.66
Net investment income (loss)	(0.02)	0.04	0.09	0.01	0.03	0.06 [1]
Net realized and unrealized gains (losses) on investments	0.99	3.54	0.36	1.55	1.22	(3.40)

Total from investment operations	0.97	3.58	0.45	1.56	1.25	(3.34)
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.05)	(0.01)	(0.02)	(0.16)
Net realized gains	(1.62)	0.00	0.00	0.00	0.00	(1.13)

Total distributions to shareholders	(1.62)	(0.09)	(0.05)	(0.01)	(0.02)	(1.29)
Net asset value, end of period	$16.05	$16.70	$13.21	$12.81	$11.26	$10.03
Total return[2]	5.71%	27.17%	3.49%	13.85%	12.47%	(22.07)%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.03%	2.02%	2.08%	2.17%	2.23%
Net expenses	1.85%	1.85%	1.85%	2.00%	2.00%	1.97%
Net investment income (loss)	(0.26)%	0.25%	0.54%	0.04%	0.02%	0.69%
Supplemental data
Portfolio turnover rate	31%	78%	37%	35%	42%	61%
Net assets, end of period (000s omitted)	$4,455	$4,543	$4,022	$513	$438	$274

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.47	$13.02	$12.68	$11.08	$9.87	$14.43
Net investment income	0.06	0.21	0.19 [1]	0.11	0.12 [1]	0.31 [1]
Net realized and unrealized gains (losses) on investments	0.98	3.46	0.36	1.56	1.22	(3.49)

Total from investment operations	1.04	3.67	0.55	1.67	1.34	(3.18)
Distributions to shareholders from
Net investment income	(0.07)	(0.22)	(0.21)	(0.07)	(0.13)	(0.25)
Net realized gains	(1.62)	0.00	0.00	0.00	0.00	(1.13)

Total distributions to shareholders	(1.69)	(0.22)	(0.21)	(0.07)	(0.13)	(1.38)
Net asset value, end of period	$15.82	$16.47	$13.02	$12.68	$11.08	$9.87
Total return[2]	6.18%	28.52%	4.47%	15.12%	13.53%	(21.20)%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.10%	1.11%	1.17%	1.24%	1.30%
Net expenses	0.85%	0.85%	0.85%	0.96%	0.96%	0.95%
Net investment income	0.75%	1.28%	1.54%	1.93%	1.12%	2.56%
Supplemental data
Portfolio turnover rate	31%	78%	37%	35%	42%	61%
Net assets, end of period (000s omitted)	$35,811	$38,798	$176,623	$667	$289	$185

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Large Company Value Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.44	$13.00	$12.68	$11.08	$9.86	$14.43
Net investment income	0.09 [1]	0.26 [1]	0.22	0.14	0.14	0.26 [1]
Net realized and unrealized gains (losses) on investments	0.98	3.45	0.35	1.54	1.23	(3.42)

Total from investment operations	1.07	3.71	0.57	1.68	1.37	(3.16)
Distributions to shareholders from
Net investment income	(0.09)	(0.27)	(0.25)	(0.08)	(0.15)	(0.28)
Net realized gains	(1.62)	0.00	0.00	0.00	0.00	(1.13)

Total distributions to shareholders	(1.71)	(0.27)	(0.25)	(0.08)	(0.15)	(1.41)
Net asset value, end of period	$15.80	$16.44	$13.00	$12.68	$11.08	$9.86
Total return[2]	6.34%	28.93%	4.67%	15.36%	13.76%	(21.07)%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.84%	0.85%	0.89%	0.96%	1.06%
Net expenses	0.65%	0.65%	0.66%	0.75%	0.75%	0.75%
Net investment income	1.07%	1.83%	1.80%	1.12%	1.28%	2.64%
Supplemental data
Portfolio turnover rate	31%	78%	37%	35%	42%	61%
Net assets, end of period (000s omitted)	$727	$3,299	$15,924	$14,401	$9	$8

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INVESTOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.77	$13.26	$12.89	$11.28	$10.05	$14.67
Net investment income	0.04	0.14	0.16	0.09	0.08	0.21 [1]
Net realized and unrealized gains (losses) on investments	1.00	3.55	0.36	1.57	1.23	(3.48)

Total from investment operations	1.04	3.69	0.52	1.66	1.31	(3.27)
Distributions to shareholders from
Net investment income	(0.04)	(0.18)	(0.15)	(0.05)	(0.08)	(0.22)
Net realized gains	(1.62)	0.00	0.00	0.00	0.00	(1.13)

Total distributions to shareholders	(1.66)	(0.18)	(0.15)	(0.05)	(0.08)	(1.35)
Net asset value, end of period	$16.15	$16.77	$13.26	$12.89	$11.28	$10.05
Total return[2]	6.08%	28.12%	4.09%	14.75%	13.06%	(21.53)%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.34%	1.34%	1.40%	1.52%	1.63%
Net expenses	1.16%	1.16%	1.18%	1.32%	1.35%	1.35%
Net investment income	0.43%	0.94%	1.27%	0.74%	0.70%	2.05%
Supplemental data
Portfolio turnover rate	31%	78%	37%	35%	42%	61%
Net assets, end of period (000s omitted)	$140,137	$138,565	$123,774	$110,554	$108,703	$106,931

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Company Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Large Company Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

20	Wells Fargo Advantage Large Company Value Fund	Notes to financial statements (unaudited)

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $29,120,637 with $22,057,566 expiring in 2016 and $7,063,071 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Advantage Large Company Value Fund	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$287,583,126	$0	$0	$287,583,126
Short-term investments
Investment companies	9,235,294	7,619,825	0	16,855,119
	$296,818,420	$7,619,825	$0	$304,438,245

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Phocas Financial Corporation is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.29% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A , Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.10% for Class A shares, 1.85% for Class C shares, 0.85% for Administrator Class shares, 0.65% for Institutional Class shares, and 1.16% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

22	Wells Fargo Advantage Large Company Value Fund	Notes to financial statements (unaudited)

For the six months ended January 31, 2014, Wells Fargo Funds Distributor, LLC received $2,714 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2014 were $91,096,499 and $114,724,070, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2014, the Fund paid $125 in commitment fees.

For the six months ended January 31, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTION

On March 25, 2014, the Fund declared distributions from net investment income to shareholders of record on March 24, 2014. The per share amounts payable on March 26, 2014 were as follows:

Net investment income
Class A	$0.03680
Class C	0.01083
Administrator Class	0.04532
Institutional Class	0.05154
Investor Class	0.03450

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)	Wells Fargo Advantage Large Company Value Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Large Company Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Large Company Value Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Large Company Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222992 03-14 SA210/SAR210 1-14

Wells Fargo Advantage Omega Growth Fund

Semi-Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Omega Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Omega Growth Fund for the six-month period that ended January 31, 2014. Much of the period was marked by monetary easing by global central banks. Entering the period, investors were concerned that the U.S. Federal Reserve (Fed) would end its bond-buying program, which initially led to higher interest rates and resulted in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 and ended altogether in mid-December 2013 when the Fed announced a tapering timeline that was far more moderate than some had feared. Growing confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

Central banks continued to provide stimulus.

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate effectively near zero in order to support the economy and the financial system. Well before the reporting period began, the FOMC announced its intention to keep interest rates low for an extended period and to make open-ended purchases of $40 billion per month in mortgage-backed securities. The FOMC later added purchases of $45 billion per month in long-term U.S. Treasuries. Because the markets benefited from the FOMC’s liquidity, both stocks and bonds initially sold off after the FOMC indicated in May 2013 that it might reduce (or taper) its bond-buying program. However, in mid-December 2013, the FOMC announced that it would reduce its bond-buying program by $10 billion per month beginning in January 2014. The tapering was less aggressive than some investors had feared, and the markets ended 2013 strongly.

European markets continued to benefit from the European Central Bank’s (ECB’s) earlier announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In November 2013, the ECB cut its key rate to a historic low of 0.25%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a strong 4.1% annualized rate in the third quarter of 2013, and the advance annualized estimate for fourth-quarter GDP growth was 3.2%.

The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013, and was an overhang on economic growth throughout the reporting period. Most recently, Congress was unable to pass a resolution to continue to fund the federal government, and thus, the federal government underwent a partial shutdown from September 30, 2013, through October 16, 2013. The government reopened after the president and Congress reached a deal that funded the government through January 15, 2014,

Letter to shareholders (unaudited)	Wells Fargo Advantage Omega Growth Fund	3

and raised the debt limit through February 7, 2014. In December 2013, Congress passed the Ryan–Murray budget agreement that funded the government through September 2015, lessening the near-term prospect of another shutdown.

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Economically sensitive sectors, such as industrials and materials, outperformed. Dividend-paying sectors such as utilities and telecommunication services lagged as higher interest rates dampened their relative performance. Judging by various Russell indexes, small-cap stocks moderately outperformed large-cap stocks, and growth stocks strongly outperformed value stocks.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Omega Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Average annual total returns1 (%) as of January 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKOAX)	4-29-1968	22.32	21.08	8.31	29.78	22.52	8.96	1.34	1.30
Class B (EKOBX)*	8-2-1993	23.80	21.42	8.40	28.80	21.60	8.40	2.09	2.05
Class C (EKOCX)	8-2-1993	27.79	21.60	8.16	28.79	21.60	8.16	2.09	2.05
Class R (EKORX)	10-10-2003	–	–	–	29.44	22.21	8.70	1.59	1.55
Administrator Class (EOMYX)	1-13-1997	–	–	–	30.11	22.82	9.25	1.18	1.05
Institutional Class (EKONX)	7-30-2010	–	–	–	30.41	23.04	9.34	0.91	0.80
Russell 3000® Growth Index[4]	–	–	–	–	24.95	21.13	7.41	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Omega Growth Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2014
Google Incorporated Class A	4.21
Amazon.com Incorporated	2.91
Facebook Incorporated Class A	2.43
Visa Incorporated Class A	2.38
Gilead Sciences Incorporated	2.29
Constellation Brands Incorporated Class A	2.24
SBA Communications Corporation Class A	2.23
IntercontinentalExchange Group Incorporated	2.15
Alliance Data Systems Corporation	2.14
Alexion Pharmaceuticals Incorporated	2.14

Sector distribution[6] as of January 31, 2014

1.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Omega Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,140.87	$7.02	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.61	1.30%
Class B
Actual	$1,000.00	$1,136.53	$11.04	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$10.41	2.05%
Class C
Actual	$1,000.00	$1,136.47	$11.04	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$10.41	2.05%
Class R
Actual	$1,000.00	$1,139.30	$8.36	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Administrator Class
Actual	$1,000.00	$1,142.38	$5.67	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35	1.05%
Institutional Class
Actual	$1,000.00	$1,143.67	$4.32	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Omega Growth Fund	7

Security name	Shares	Value

Common Stocks: 97.68%

Consumer Discretionary: 22.16%

Auto Components: 1.45%
Delphi Automotive plc	245,800	$14,966,762

Distributors: 1.10%
LKQ Corporation †	418,600	11,331,502

Hotels, Restaurants & Leisure: 1.61%
Starbucks Corporation	234,530	16,679,774

Household Durables: 1.32%
Mohawk Industries Incorporated †	95,762	13,615,441

Internet & Catalog Retail: 6.37%
Amazon.com Incorporated †	83,700	30,022,353
Netflix Incorporated †	41,500	16,987,195
priceline.com Incorporated †	16,410	18,787,645

		65,797,193

Media: 4.21%
AMC Networks Incorporated Class A †	201,800	13,003,992
Liberty Global plc Class A †	74,559	5,959,501
Liberty Global plc Class C †	178,233	14,139,224
Twenty-First Century Fox Incorporated	328,100	10,440,142

		43,542,859

Specialty Retail: 4.38%
Advance Auto Parts Incorporated	55,400	6,360,474
AutoNation Incorporated †	222,700	10,999,153
DSW Incorporated Class A	142,400	5,361,360
Restoration Hardware Holdings Incorporated †	155,076	8,799,012
TJX Companies Incorporated	239,100	13,714,776

		45,234,775

Textiles, Apparel & Luxury Goods: 1.72%
Michael Kors Holdings Limited †	88,236	7,052,703
Under Armour Incorporated Class A †	99,100	10,713,701

		17,766,404

Consumer Staples: 2.24%

Beverages: 2.24%
Constellation Brands Incorporated Class A †	302,000	23,154,340

Energy: 3.93%

Oil, Gas & Consumable Fuels: 3.93%
Antero Resources Corporation †	140,885	8,275,585
Gulfport Energy Corporation †	130,600	7,960,070
Marathon Petroleum Corporation	88,400	7,695,220
Pioneer Natural Resources Company	98,186	16,624,854

		40,555,729

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Omega Growth Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Financials: 7.24%

Capital Markets: 1.28%
Affiliated Managers Group Incorporated †	66,072	$13,164,185

Commercial Banks: 1.01%
Texas Capital Bancshares Incorporated †	175,229	10,420,869

Consumer Finance: 1.95%
American Express Company	236,800	20,132,736

Diversified Financial Services: 2.15%
IntercontinentalExchange Group Incorporated	106,400	22,215,256

Insurance: 0.85%
eHealth Incorporated †	165,100	8,821,293

Health Care: 17.59%

Biotechnology: 7.48%
Alexion Pharmaceuticals Incorporated †	139,350	22,119,026
Biogen Idec Incorporated †	50,200	15,694,528
Celgene Corporation †	103,800	15,770,334
Gilead Sciences Incorporated †	293,280	23,653,032

		77,236,920

Health Care Equipment & Supplies: 1.45%
Boston Scientific Corporation †	1,110,500	15,025,065

Health Care Providers & Services: 4.06%
Cardinal Health Incorporated	107,100	7,284,942
DaVita HealthCare Partners Incorporated †	177,300	11,512,089
Envision Healthcare Holdings Incorporated †	285,253	9,430,464
McKesson Corporation	70,300	12,261,023
Team Health Holdings Incorporated †	34,400	1,484,704

		41,973,222

Pharmaceuticals: 4.60%
AbbVie Incorporated	213,300	10,500,759
Actavis plc †	81,000	15,307,380
Bristol-Myers Squibb Company	269,400	13,461,918
Shire plc ADR	55,300	8,273,986

		47,544,043

Industrials: 14.49%

Aerospace & Defense: 2.94%
B/E Aerospace Incorporated †	201,500	16,013,205
Precision Castparts Corporation	56,300	14,342,425

		30,355,630

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Omega Growth Fund	9

Security name	Shares	Value

Airlines: 3.59%
American Airlines Group Incorporated †	160,000	$5,368,000
Copa Holdings SA Class A	98,400	12,860,880
Delta Air Lines Incorporated	616,700	18,877,187

		37,106,067

Building Products: 1.06%
Fortune Brands Home & Security Incorporated	242,159	10,911,685

Construction & Engineering: 0.76%
Quanta Services Incorporated †	253,800	7,910,946

Electrical Equipment: 1.47%
Eaton Corporation plc	208,300	15,224,647

Machinery: 0.01%
Proto Labs Incorporated †	1,242	98,565

Professional Services: 1.97%
IHS Incorporated Class A †	97,365	11,042,165
The Advisory Board Company †	147,300	9,325,563

		20,367,728

Road & Rail: 1.36%
Kansas City Southern	133,095	14,053,501

Trading Companies & Distributors: 1.33%
United Rentals Incorporated †	169,400	13,711,236

Information Technology: 26.05%

Computers & Peripherals: 2.94%
Apple Incorporated	40,100	20,074,060
Stratasys Limited †	85,148	10,265,443

		30,339,503

Electronic Equipment, Instruments & Components: 0.93%
Cognex Corporation †	244,000	9,625,800

Internet Software & Services: 7.94%
Facebook Incorporated Class A †	401,200	25,103,084
Google Incorporated Class A †	36,800	43,459,696
LinkedIn Corporation Class A †	60,900	13,106,289
Twitter Incorporated †«	6,480	417,960

		82,087,029

IT Services: 5.77%
Alliance Data Systems Corporation †	92,400	22,144,584
Vantiv Incorporated Class A †	423,674	12,854,269
Visa Incorporated Class A	114,201	24,602,321

		59,601,174

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Omega Growth Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.44%
ARM Holdings plc		273,941	$12,620,462
ASML Holding NV		148,200	12,542,166

			25,162,628

Software: 6.03%
CommVault Systems Incorporated †		150,600	10,401,942
Fleetmatics Group plc †		137,300	5,493,373
Guidewire Software Incorporated †		134,129	6,332,230
Salesforce.com Incorporated †		308,900	18,697,717
ServiceNow Incorporated †		210,900	13,377,387
Tableau Software Incorporated Class A †		99,000	8,001,180

			62,303,829

Materials: 1.75%

Chemicals: 1.75%
Monsanto Company		170,200	18,134,808

Telecommunication Services: 2.23%

Wireless Telecommunication Services: 2.23%
SBA Communications Corporation Class A †		248,302	23,030,011

Total Common Stocks (Cost $760,941,320)			1,009,203,155

	Yield

Short-Term Investments: 0.79%

Investment Companies: 0.79%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	7,727,570	7,727,570
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.08	394,975	394,975

Total Short-Term Investments (Cost $8,122,545)			8,122,545

Total investments in securities
(Cost $769,063,865) *	98.47%	1,017,325,700
Other assets and liabilities, net	1.53	15,806,422

Total net assets	100.00%	$1,033,132,122

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $769,613,823 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$255,865,336
Gross unrealized depreciation	(8,153,459)

Net unrealized appreciation	$247,711,877

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2014 (unaudited)	Wells Fargo Advantage Omega Growth Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,009,203,155
In affiliated securities, at value (see cost below)	8,122,545

Total investments, at value (see cost below)	1,017,325,700
Receivable for investments sold	29,172,102
Receivable for Fund shares sold	2,414,874
Receivable for dividends	223,512
Receivable for securities lending income	698
Prepaid expenses and other assets	54,091

Total assets	1,049,190,977

Liabilities
Payable for investments purchased	12,973,762
Payable for Fund shares redeemed	1,288,344
Payable upon receipt of securities loaned	394,975
Advisory fee payable	657,435
Distribution fees payable	89,803
Due to other related parties	277,187
Accrued expenses and other liabilities	377,349

Total liabilities	16,058,855

Total net assets	$1,033,132,122

NET ASSETS CONSIST OF
Paid-in capital	$745,557,563
Accumulated net investment loss	(4,668,660)
Accumulated net realized gains on investments	43,981,384
Net unrealized gains on investments	248,261,835

Total net assets	$1,033,132,122

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$769,117,782
Shares outstanding – Class A	15,723,119
Net asset value per share – Class A	$48.92
Maximum offering price per share – Class A2	$51.90
Net assets – Class B	$16,133,978
Shares outstanding – Class B	406,087
Net asset value per share – Class B	$39.73
Net assets – Class C	$106,335,281
Shares outstanding – Class C	2,669,608
Net asset value per share – Class C	$39.83
Net assets – Class R	$28,272,562
Shares outstanding – Class R	593,522
Net asset value per share – Class R	$47.64
Net assets – Administrator Class	$100,253,619
Shares outstanding – Administrator Class	1,953,985
Net asset value per share – Administrator Class	$51.31
Net assets – Institutional Class	$13,018,900
Shares outstanding – Institutional Class	251,237
Net asset value per share – Institutional Class	$51.82

Investments in unaffiliated securities (including securities on loan), at cost	$760,941,320

Investments in affiliated securities, at cost	$8,122,545

Total investments, at cost	$769,063,865

Securities on loan, at value	$387,167

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Omega Growth Fund	Statement of operations—six months ended January 31, 2014 (unaudited)

Investment income
Dividends	$2,074,511
Securities lending income, net	15,931
Income from affiliated securities	8,274

Total investment income	2,098,716

Expenses
Advisory fee	3,571,091
Administration fees
Fund level	246,179
Class A	968,849
Class B	22,618
Class C	127,437
Class R	35,613
Administrator Class	43,264
Institutional Class	4,038
Shareholder servicing fees
Class A	931,586
Class B	21,748
Class C	122,536
Class R	34,243
Administrator Class	103,088
Distribution fees
Class B	65,243
Class C	367,607
Class R	34,243
Custody and accounting fees	28,266
Professional fees	24,621
Registration fees	40,025
Shareholder report expenses	88,335
Trustees’ fees and expenses	4,812
Other fees and expenses	11,298

Total expenses	6,896,740
Less: Fee waivers and/or expense reimbursements	(162,413)

Net expenses	6,734,327

Net investment loss	(4,635,611)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	79,276,071
Net change in unrealized gains (losses) on investments	48,380,386

Net realized and unrealized gains (losses) on investments	127,656,457

Net increase in net assets resulting from operations	$123,020,846

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Omega Growth Fund	13

	Six months ended January 31, 2014 (unaudited)		Year ended July 31, 2013

Operations
Net investment loss		$(4,635,611)		$(1,230,294)
Net realized gains on investments		79,276,071		99,889,570
Net change in unrealized gains (losses) on investments		48,380,386		84,234,481

Net increase in net assets resulting from operations		123,020,846		182,893,757

Distributions to shareholders from
Net realized gains
Class A		(79,931,223)		(19,509,990)
Class B		(2,146,719)		(778,633)
Class C		(13,032,342)		(2,595,551)
Class R		(3,057,781)		(558,930)
Administrator Class		(9,323,528)		(1,813,617)
Institutional Class		(1,312,052)		(37,612)

Total distributions to shareholders		(108,803,645)		(25,294,333)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,877,624	94,189,568	2,441,057	104,920,005
Class B	13,558	568,938	16,792	614,054
Class C	475,232	19,792,327	566,393	20,612,900
Class R	176,448	8,575,768	271,923	11,504,921
Administrator Class	659,585	34,742,991	672,754	30,573,612
Institutional Class	174,390	9,356,131	55,050	2,614,807

		167,225,723		170,840,299

Reinvestment of distributions
Class A	1,527,223	74,253,607	456,141	18,163,520
Class B	53,475	2,114,420	22,894	765,115
Class C	265,973	10,543,167	63,333	2,121,010
Class R	19,145	906,888	3,387	132,045
Administrator Class	147,977	7,543,849	33,510	1,388,644
Institutional Class	25,487	1,312,052	902	37,612

		96,673,983		22,607,946

Payment for shares redeemed
Class A	(1,627,575)	(82,160,728)	(3,039,206)	(129,087,456)
Class B	(97,122)	(4,086,435)	(276,032)	(9,857,351)
Class C	(143,799)	(6,003,665)	(350,073)	(12,599,633)
Class R	(108,313)	(5,318,504)	(170,843)	(7,177,147)
Administrator Class	(238,746)	(12,639,792)	(591,027)	(26,140,182)
Institutional Class	(18,229)	(965,823)	(5,455)	(253,725)

		(111,174,947)		(185,115,494)

Net increase in net assets resulting from capital share transactions		152,724,759		8,332,751

Total increase in net assets		166,941,960		165,932,175

Net assets
Beginning of period		866,190,162		700,257,987

End of period		$1,033,132,122		$866,190,162

Accumulated net investment loss		$(4,668,660)		$(33,049)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31				Year ended September 30
CLASS A		2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$47.97	$39.09	$38.29	$30.11	$28.44	$27.26	$31.44
Net investment income (loss)	(0.22)[3]	(0.02)	(0.28)[3]	(0.29)	(0.10)[3]	0.18 [3]	0.05 [3]
Net realized and unrealized gains (losses) on investments	6.94	10.31	1.08	8.47	1.96	1.00	(4.23)

Total from investment operations	6.72	10.29	0.80	8.18	1.86	1.18	(4.18)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.19)	0.00	0.00
Net realized gains	(5.77)	(1.41)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(5.77)	(1.41)	0.00	0.00	(0.19)	0.00	0.00
Net asset value, end of period	$48.92	$47.97	$39.09	$38.29	$30.11	$28.44	$27.26
Total return[4]	14.09%	27.07%	2.09%	27.17%	6.53%	4.33%	(13.30)%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.34%	1.35%	1.36%	1.35%	1.48%	1.44%
Net expenses	1.30%	1.30%	1.30%	1.30%	1.34%	1.39%	1.37%
Net investment income (loss)	(0.87)%	(0.08)%	(0.75)%	(0.80)%	(0.40)%	0.79%	0.16%
Supplemental data
Portfolio turnover rate	51%	88%	101%	123%	116%	26%	44%
Net assets, end of period (000s omitted)	$769,118	$668,992	$550,758	$584,871	$460,187	$460,082	$465,952

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31				Year ended September 30
CLASS B		2013	2012	2011	2010[1],[2]	2009[1]	2008[1]
Net asset value, beginning of period	$40.07	$33.12	$32.68	$25.89	$24.46	$23.62	$27.45
Net investment income (loss)	(0.34)[3]	(0.28)[3]	(0.47)[3]	(0.48)[3]	(0.25)[3]	0.02 [3]	(0.15)[3]
Net realized and unrealized gains (losses) on investments	5.77	8.64	0.91	7.27	1.68	0.82	(3.68)

Total from investment operations	5.43	8.36	0.44	6.79	1.43	0.84	(3.83)
Distributions to shareholders from
Net realized gains	(5.77)	(1.41)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$39.73	$40.07	$33.12	$32.68	$25.89	$24.46	$23.62
Total return[4]	13.65%	26.11%	1.32%	26.23%	5.85%	3.56%	(13.95)%
Ratios to average net assets (annualized)
Gross expenses	2.07%	2.09%	2.10%	2.12%	2.10%	2.22%	2.16%
Net expenses	2.05%	2.05%	2.05%	2.05%	2.09%	2.13%	2.11%
Net investment income (loss)	(1.61)%	(0.78)%	(1.51)%	(1.55)%	(1.14)%	0.10%	(0.61)%
Supplemental data
Portfolio turnover rate	51%	88%	101%	123%	116%	26%	44%
Net assets, end of period (000s omitted)	$16,134	$17,476	$22,271	$40,023	$46,434	$51,984	$85,008

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31				Year ended September 30
CLASS C		2013	2012	2011	2010[1],[2]	2009[1]		2008[1]
Net asset value, beginning of period	$40.15	$33.18	$32.75	$25.94	$24.53	$23.69		$27.52
Net investment income (loss)	(0.35)[3]	(0.31)[3]	(0.47)[3]	(0.49)[3]	(0.25)[3]	0.00	3,[4]	(0.15)[3]
Net realized and unrealized gains (losses) on investments	5.80	8.69	0.90	7.30	1.68	0.84		(3.68)

Total from investment operations	5.45	8.38	0.43	6.81	1.43	0.84		(3.83)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)	0.00		0.00
Net realized gains	(5.77)	(1.41)	0.00	0.00	0.00	0.00		0.00

Total distributions to shareholders	(5.77)	(1.41)	0.00	0.00	(0.02)	0.00		0.00
Net asset value, end of period	$39.83	$40.15	$33.18	$32.75	$25.94	$24.53		$23.69
Total return[5]	13.65%	26.11%	1.31%	26.25%	5.83%	3.55%		(13.92)%
Ratios to average net assets (annualized)
Gross expenses	2.08%	2.09%	2.10%	2.11%	2.10%	2.23%		2.16%
Net expenses	2.05%	2.05%	2.05%	2.05%	2.09%	2.14%		2.11%
Net investment income (loss)	(1.63)%	(0.85)%	(1.49)%	(1.55)%	(1.15)%	0.02%		(0.58)%
Supplemental data
Portfolio turnover rate	51%	88%	101%	123%	116%	26%		44%
Net assets, end of period (000s omitted)	$106,335	$83,206	$59,481	$58,329	$44,892	$43,806		$40,829

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Omega Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31				Year ended September 30
CLASS R		2013	2012	2011	2010[1],[2]	2009[1]	2008[1]
Net asset value, beginning of period	$46.90	$38.35	$37.66	$29.69	$28.09	$26.99	$31.20
Net investment income (loss)	(0.24)	(0.09)	(0.36)[3]	(0.13)	(0.16)[3]	0.08 [3]	(0.02)[3]
Net realized and unrealized gains (losses) on investments	6.75	10.05	1.05	8.10	1.94	1.02	(4.19)

Total from investment operations	6.51	9.96	0.69	7.97	1.78	1.10	(4.21)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.18)	0.00	0.00
Net realized gains	(5.77)	(1.41)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(5.77)	(1.41)	0.00	0.00	(0.18)	0.00	0.00
Net asset value, end of period	$47.64	$46.90	$38.35	$37.66	$29.69	$28.09	$26.99
Total return[4]	13.93%	26.73%	1.83%	26.89%	6.29%	4.08%	(13.49)%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.59%	1.60%	1.59%	1.60%	1.76%	1.66%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.59%	1.67%	1.61%
Net investment income (loss)	(1.12)%	(0.38)%	(0.99)%	(1.08)%	(0.65)%	0.35%	(0.08)%
Supplemental data
Portfolio turnover rate	51%	88%	101%	123%	116%	26%	44%
Net assets, end of period (000s omitted)	$28,273	$23,745	$15,408	$6,515	$1,523	$838	$84

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31				Year ended September 30
ADMINISTRATOR CLASS		2013	2012	2011	2010[1],[2]	2009[1]	2008[1]
Net asset value, beginning of period	$50.00	$40.60	$39.67	$31.12	$29.39	$28.10	$32.32
Net investment income (loss)	(0.17)[3]	0.07 [3]	(0.19)[3]	(0.21)[3]	(0.04)[3]	0.24 [3]	0.13 [3]
Net realized and unrealized gains (losses) on investments	7.25	10.74	1.12	8.76	2.02	1.05	(4.35)

Total from investment operations	7.08	10.81	0.93	8.55	1.98	1.29	(4.22)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.25)	0.00	0.00
Net realized gains	(5.77)	(1.41)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(5.77)	(1.41)	0.00	0.00	(0.25)	0.00	0.00
Net asset value, end of period	$51.31	$50.00	$40.60	$39.67	$31.12	$29.39	$28.10
Total return[4]	14.24%	27.35%	2.34%	27.47%	6.75%	4.59%	(13.06)%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.17%	1.17%	1.18%	1.11%	1.23%	1.17%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.09%	1.14%	1.12%
Net investment income (loss)	(0.63)%	0.16%	(0.49)%	(0.56)%	(0.16)%	1.00%	0.42%
Supplemental data
Portfolio turnover rate	51%	88%	101%	123%	116%	26%	44%
Net assets, end of period (000s omitted)	$100,254	$69,264	$51,560	$41,242	$29,724	$32,437	$23,910

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Omega Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$50.40	$40.81	$39.77	$31.12	$31.12
Net investment income (loss)	(0.12)[2]	0.11 [2]	(0.10)	(0.03)	0.00
Net realized and unrealized gains (losses) on investments	7.31	10.89	1.14	8.68	0.00

Total from investment operations	7.19	11.00	1.04	8.65	0.00
Distributions to shareholders from
Net realized gains	(5.77)	(1.41)	0.00	0.00	0.00
Net asset value, end of period	$51.82	$50.40	$40.81	$39.77	$31.12
Total return[3]	14.37%	27.68%	2.62%	27.80%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.91%	0.92%	0.88%	0.00%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.00%
Net investment income (loss)	(0.44)%	0.24%	(0.24)%	(0.34)%	0.00%
Supplemental data
Portfolio turnover rate	51%	88%	101%	123%	116%
Net assets, end of period (000s omitted)	$13,019	$3,507	$779	$656	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Omega Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

Notes to financial statements (unaudited)	Wells Fargo Advantage Omega Growth Fund	21

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage Omega Growth Fund	Notes to financial statements (unaudited)

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,009,203,155	$0	$0	$1,009,203,155
Short-term investments
Investment companies	7,727,570	394,975	0	8,122,545
	$1,016,930,725	$394,975	$0	$1,017,325,700

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.55% as the average daily net assets of the Fund increase. Prior to December 1, 2013, Funds Management was entitled to receive an annual advisory fee which started at 0.75% and declined to 0.60% as the average daily net assets of the Fund increased. For the six months ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.73% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares, 1.55% for Class R shares, 1.05% for Administrator Class shares, and 0.80% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Omega Growth Fund	23

For the six months ended January 31, 2014, Wells Fargo Funds Distributor, LLC received $50,757 from the sale of Class A shares and $259 and $180 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2014 were $505,568,315 and $480,221,840, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2014, the Fund paid $363 in commitment fees.

For the six months ended January 31, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Omega Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Omega Growth Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Omega Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Omega Growth Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222993 03-14 SA211/SAR211 1-14

Wells Fargo Advantage

Premier Large Company Growth Fund

Semi-Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Premier Large Company Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Premier Large Company Growth Fund for the six-month period that ended January 31, 2014. Much of the period was marked by monetary easing by global central banks. Entering the period, investors were concerned that the U.S. Federal Reserve (Fed) would end its bond-buying program, which initially led to higher interest rates and resulted in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 and ended altogether in mid-December 2013 when the Fed announced a tapering timeline that was far more moderate than some had feared. Growing confidence that the U.S. economy was staging a fragile recovery resulted in double-digit returns for domestic stock market indexes for the six-month reporting period.

Central banks continued to provide stimulus.

Major central banks continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate effectively near zero in order to support the economy and the financial system. Well before the reporting period began, the FOMC announced its intention to keep interest rates low for an extended period and to make open-ended purchases of $40 billion per month in mortgage-backed securities. The FOMC later added purchases of $45 billion per month in long-term U.S. Treasuries. Because the markets benefited from the FOMC’s liquidity, both stocks and bonds initially sold off after the FOMC indicated in May 2013 that it might reduce (or taper) its bond-buying program. However, in mid-December 2013, the FOMC announced that it would reduce its bond-buying program by $10 billion per month beginning in January 2014. The tapering was less aggressive than some investors had feared, and the markets ended 2013 strongly.

European markets continued to benefit from the European Central Bank’s (ECB’s) earlier announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. In November 2013, the ECB cut its key rate to a historic low of 0.25%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. stock markets gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a strong 4.1% annualized rate in the third quarter of 2013, and the advance annualized estimate for fourth-quarter GDP growth was 3.2%.

The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013, and was an overhang on economic growth throughout the reporting period. Most recently, Congress was unable to pass a resolution to continue to fund the federal government, and thus, the federal government underwent a partial shutdown from September 30, 2013, through October 16, 2013. The government reopened after the president and Congress reached a deal that funded the government through January 15, 2014, and raised the debt limit through February 7, 2014. In December 2013, Congress

Letter to shareholders (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	3

passed the Ryan–Murray budget agreement that funded the government through September 2015, lessening the near-term prospect of another shutdown.

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Economically sensitive sectors, such as industrials and materials, outperformed. Dividend-paying sectors such as utilities and telecommunication services lagged as higher interest rates dampened their relative performance. Judging by various Russell indexes, small-cap stocks moderately outperformed large-cap stocks, and growth stocks strongly outperformed value stocks.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite political headwinds, the relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Premier Large Company Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Joseph M. Eberhardy, CFA, CPA

Average annual total returns1 (%) as of January 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKJAX)	1-20-1998	17.14	20.09	8.06	24.31	21.51	8.70	1.20	1.13
Class B (EKJBX)*	9-11-1935	18.34	20.42	8.16	23.34	20.61	8.16	1.95	1.88
Class C (EKJCX)	1-22-1998	22.29	20.60	7.90	23.29	20.60	7.90	1.95	1.88
Class R4 (EKJRX)	11-30-2012	–	–	–	24.60	21.90	9.03	0.87	0.81
Class R6 (EKJFX)	11-30-2012	–	–	–	24.69	21.93	9.05	0.72	0.66
Administrator Class (WFPDX)	7-16-2010	–	–	–	24.49	21.67	8.82	1.04	0.96
Institutional Class (EKJYX)	6-30-1999	–	–	–	24.80	21.93	9.05	0.77	0.71
Investor Class (WFPNX)	7-16-2010	–	–	–	24.09	21.41	8.62	1.26	1.19
Russell 1000® Growth Index[4]	–	–	–	–	24.35	20.88	7.30	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	5

Ten largest equity holdings[5] (%) as of January 31, 2014
Google Incorporated Class A	4.81
Alexion Pharmaceuticals Incorporated	3.18
Dollar Tree Incorporated	2.32
Whole Foods Market Incorporated	2.31
Gilead Sciences Incorporated	2.22
Concho Resources Incorporated	2.08
Amazon.com Incorporated	2.06
CarMax Incorporated	2.05
eBay Incorporated	2.02
TD Ameritrade Holding Corporation	1.78

Sector distribution[6] as of January 31, 2014

1.	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through November 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.12% for Class A, 1.87% for Class B, 1.87% for Class C, 0.80% for Class R4, 0.65% for Class R6, 0.95% for Administrator Class, 0.70% for Institutional Class, and 1.18% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Premier Large Company Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,114.56	$5.97	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.70	1.12%
Class B
Actual	$1,000.00	$1,110.42	$9.95	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.78	$9.50	1.87%
Class C
Actual	$1,000.00	$1,110.71	$9.95	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.78	$9.50	1.87%
Class R4
Actual	$1,000.00	$1,116.54	$4.27	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$1,116.44	$3.47	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,115.69	$5.07	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,116.44	$3.73	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Investor Class
Actual	$1,000.00	$1,114.13	$6.29	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	$6.01	1.18%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.56%

Consumer Discretionary: 19.58%

Auto Components: 0.43%
BorgWarner Incorporated	223,760	$12,015,912
Delphi Automotive plc	159,990	9,741,791

		21,757,703

Distributors: 0.96%
LKQ Corporation †	1,786,020	48,347,561

Hotels, Restaurants & Leisure: 3.04%
Chipotle Mexican Grill Incorporated †	127,410	70,325,224
Starbucks Corporation	1,158,940	82,423,813

		152,749,037

Internet & Catalog Retail: 3.51%
Amazon.com Incorporated †	289,550	103,858,690
priceline.com Incorporated †	63,438	72,629,532

		176,488,222

Media: 0.72%
Walt Disney Company	498,500	36,196,085

Multiline Retail: 3.22%
Dollar General Corporation †	230,680	12,991,898
Dollar Tree Incorporated †	2,314,610	116,934,097
Nordstrom Incorporated	554,480	31,854,876

		161,780,871

Specialty Retail: 5.44%
Cabela’s Incorporated †	835,700	55,874,902
CarMax Incorporated †	2,288,190	103,220,251
GNC Holdings Incorporated Class A	345,200	17,643,172
TJX Companies Incorporated	115,000	6,607,417
Tractor Supply Company	931,380	61,946,084
Ulta Salon, Cosmetics & Fragrance Incorporated †	333,340	28,570,571

		273,862,397

Textiles, Apparel & Luxury Goods: 2.26%
lululemon athletica incorporated «†	209,810	9,586,219
Michael Kors Holdings Limited †	268,894	21,492,697
Nike Incorporated Class B	317,890	23,158,287
Under Armour Incorporated Class A †	551,360	59,607,530

		113,844,733

Consumer Staples: 4.96%

Beverages: 0.23%
The Coca-Cola Company	304,910	11,531,696

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Food & Staples Retailing: 3.73%
Costco Wholesale Corporation	477,790	$53,684,484
Sprouts Farmers Market Incorporated †	491,400	17,562,636
Whole Foods Market Incorporated	2,219,500	115,991,070

		187,238,190

Household Products: 0.37%
Colgate-Palmolive Company	305,500	18,705,765

Personal Products: 0.63%
Estee Lauder Companies Incorporated Class A	462,190	31,770,941

Energy: 4.72%

Energy Equipment & Services: 0.85%
National Oilwell Varco Incorporated	182,030	13,654,070
Schlumberger Limited	330,470	28,939,258

		42,593,328

Oil, Gas & Consumable Fuels: 3.87%
Concho Resources Incorporated †	1,070,710	104,704,731
EOG Resources Incorporated	56,500	9,336,060
Pioneer Natural Resources Company	476,570	80,692,832

		194,733,623

Financials: 6.20%

Capital Markets: 2.68%
Ameriprise Financial Incorporated	424,720	44,867,421
TD Ameritrade Holding Corporation	2,869,710	89,678,438

		134,545,859

Consumer Finance: 3.08%
American Express Company	971,200	82,571,424
Discover Financial Services	1,351,890	72,528,899

		155,100,323

REITs: 0.44%
American Tower Corporation	275,500	22,282,440

Health Care: 21.70%

Biotechnology: 12.06%
Alexion Pharmaceuticals Incorporated †	1,007,490	159,918,888
Biogen Idec Incorporated †	216,040	67,542,746
BioMarin Pharmaceutical Incorporated †	519,550	35,786,604
Celgene Corporation †	542,359	82,400,603
Gilead Sciences Incorporated †	1,385,630	111,751,060
Medivation Incorporated †	274,500	21,850,200

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	9

Security name	Shares	Value

Biotechnology (continued)
Quintiles Transnational Holdings Incorporated †	731,000	$34,817,530
Regeneron Pharmaceuticals Incorporated †	217,630	62,805,842
Vertex Pharmaceuticals Incorporated †	377,540	29,840,762

		606,714,235

Health Care Equipment & Supplies: 1.09%
Covidien plc	803,490	54,830,158

Health Care Providers & Services: 3.54%
AmerisourceBergen Corporation	679,900	45,702,878
Catamaran Corporation †	1,132,380	55,056,316
Envision Healthcare Holdings Incorporated †	299,833	9,912,479
Express Scripts Holding Company †	898,940	67,141,829

		177,813,502

Health Care Technology: 1.29%
Cerner Corporation †	1,142,640	65,004,790

Life Sciences Tools & Services: 0.79%
Mettler-Toledo International Incorporated †	162,220	39,954,786

Pharmaceuticals: 2.93%
Allergan Incorporated	3,340	382,764
Bristol-Myers Squibb Company	429,000	21,437,130
Mallinckrodt plc †	152,123	8,797,273
Merck & Company Incorporated	619,500	32,814,915
Mylan Laboratories Incorporated †	293,000	13,305,130
Perrigo Company plc	453,880	70,650,961

		147,388,173

Industrials: 12.19%

Aerospace & Defense: 3.17%
Precision Castparts Corporation	180,150	45,893,213
The Boeing Company	287,160	35,969,662
United Technologies Corporation	681,600	77,716,032

		159,578,907

Air Freight & Logistics: 0.88%
United Parcel Service Incorporated Class B	464,640	44,247,667

Airlines: 0.25%
Southwest Airlines Company	587,660	12,311,477

Building Products: 0.62%
Fortune Brands Home & Security Incorporated	686,140	30,917,468

Commercial Services & Supplies: 0.31%
Tyco International Limited	380,500	15,406,445

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments—January 31, 2014 (unaudited)

Security name	Shares	Value

Industrial Conglomerates: 0.76%
Danaher Corporation	516,230	$38,402,350

Machinery: 0.79%
Flowserve Corporation	423,550	30,635,372
Pentair Limited	125,500	9,328,415

		39,963,787

Professional Services: 0.39%
Verisk Analytics Incorporated Class A †	307,160	19,615,238

Road & Rail: 5.02%
CSX Corporation	1,904,000	51,236,640
Genesee & Wyoming Incorporated Class A †	324,000	29,270,160
J.B. Hunt Transport Services Incorporated	138,060	10,361,403
Kansas City Southern	584,900	61,759,591
Norfolk Southern Corporation	608,340	56,326,201
Union Pacific Corporation	250,070	43,572,197

		252,526,192

Information Technology: 26.28%

Communications Equipment: 2.07%
F5 Networks Incorporated †	307,000	32,849,000
QUALCOMM Incorporated	958,480	71,138,386

		103,987,386

Computers & Peripherals: 1.59%
Apple Incorporated	159,380	79,785,628

Electronic Equipment, Instruments & Components: 0.10%
Trimble Navigation Limited †	153,000	4,946,490

Internet Software & Services: 11.98%
Akamai Technologies Incorporated †	919,810	43,856,541
eBay Incorporated †	1,907,500	101,479,000
Facebook Incorporated Class A †	1,410,490	88,254,359
Google Incorporated Class A †	204,720	241,768,178
MercadoLibre Incorporated «	469,320	45,284,687
Pandora Media Incorporated †	885,500	31,939,985
Rackspace Hosting Incorporated †	1,377,870	50,168,247

		602,750,997

IT Services: 6.45%
Accenture plc	494,500	39,500,660
Alliance Data Systems Corporation †	275,780	66,093,435
Cognizant Technology Solutions Corporation Class A †	777,820	75,386,314
MasterCard Incorporated Class A	1,079,800	81,719,264
Visa Incorporated Class A	287,740	61,987,828

		324,687,501

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	11

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.17%
Avago Technologies Limited		67,000	$3,660,880
Linear Technology Corporation		200,160	8,915,126
Microchip Technology Incorporated «		1,715,670	76,964,956
Xilinx Incorporated		425,830	19,767,029

			109,307,991

Software: 1.92%
Fortinet Incorporated †		426,470	9,041,164
Salesforce.com Incorporated †		1,257,450	76,113,449
Splunk Incorporated †		148,000	11,400,440

			96,555,053

Materials: 2.93%

Chemicals: 2.93%
Airgas Incorporated		245,300	25,324,772
Monsanto Company		647,840	69,027,352
Praxair Incorporated		423,600	52,831,384

			147,183,508

Total Common Stocks (Cost $3,687,238,261)			4,957,408,503

	Yield
Short-Term Investments: 3.41%

Investment Companies: 3.41%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	92,571,974	92,571,974
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.08	78,984,300	78,984,300

Total Short-Term Investments (Cost $171,556,274)			171,556,274

Total investments in securities
(Cost $3,858,794,535) *	101.97%	5,128,964,777
Other assets and liabilities, net	(1.97)	(99,147,485)

Total net assets	100.00%	$5,029,817,292

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $3,869,123,995 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,281,407,839
Gross unrealized depreciation	(21,567,057)

Net unrealized appreciation	$1,259,840,782

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Premier Large Company Growth Fund	Statement of assets and liabilities—January 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$4,957,408,503
In affiliated securities, at value (see cost below)	171,556,274

Total investments, at value (see cost below)	5,128,964,777
Receivable for investments sold	16,603,875
Receivable for Fund shares sold	28,126,735
Receivable for dividends	865,160
Receivable for securities lending income	26,236
Prepaid expenses and other assets	241,062

Total assets	5,174,827,845

Liabilities
Payable for investments purchased	55,274,639
Payable for Fund shares redeemed	6,209,243
Payable upon receipt of securities loaned	78,984,300
Advisory fee payable	2,499,232
Distribution fees payable	242,211
Due to other related parties	1,000,061
Accrued expenses and other liabilities	800,867

Total liabilities	145,010,553

Total net assets	$5,029,817,292

NET ASSETS CONSIST OF
Paid-in capital	$3,841,723,868
Accumulated net investment loss	(10,859,581)
Accumulated net realized losses on investments	(71,217,237)
Net unrealized gains on investments	1,270,170,242

Total net assets	$5,029,817,292

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,856,709,418
Shares outstanding – Class A	132,563,430
Net asset value per share – Class A	$14.01
Maximum offering price per share – Class A2	$14.86
Net assets – Class B	$5,222,726
Shares outstanding – Class B	418,847
Net asset value per share – Class B	$12.47
Net assets – Class C	$351,442,989
Shares outstanding – Class C	28,253,972
Net asset value per share – Class C	$12.44
Net assets – Class R4	$251,453
Share outstanding – Class R4	17,737
Net asset value per share – Class R4	$14.18
Net assets – Class R6	$160,976,945
Share outstanding – Class R6	11,342,363
Net asset value per share – Class R6	$14.19
Net assets – Administrator Class	$845,488,898
Shares outstanding – Administrator Class	60,048,615
Net asset value per share – Administrator Class	$14.08
Net assets – Institutional Class	$1,622,453,466
Shares outstanding – Institutional Class	114,329,849
Net asset value per share – Institutional Class	$14.19
Net assets – Investor Class	$187,271,397
Shares outstanding – Investor Class	13,411,907
Net asset value per share – Investor Class	$13.96
Investments in unaffiliated securities (including securities on loan), at cost	$3,687,238,261

Investments in affiliated securities, at cost	$171,556,274

Total investments, at cost	$3,858,794,535

Securities on loan, at value	$77,193,172

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2014 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	13

Investment income
Dividends*	$17,552,153
Securities lending income, net	138,646
Income from affiliated securities	34,984

Total investment income	17,725,783

Expenses
Advisory fee	13,825,500
Administration fees
Fund level	1,169,587
Class A	2,258,153
Class B	7,419
Class C	423,491
Class R4	78
Class R6	16,907
Administrator Class	380,483
Institutional Class	625,188
Investor Class	279,800
Shareholder servicing fees
Class A	2,171,301
Class B	7,133
Class C	407,203
Class R4	97
Administrator Class	899,439
Investor Class	218,211
Distribution fees
Class B	21,399
Class C	1,221,610
Custody and accounting fees	104,637
Professional fees	30,270
Registration fees	96,156
Shareholder report expenses	121,583
Trustees’ fees and expenses	6,378
Other fees and expenses	44,546

Total expenses	24,336,569
Less: Fee waivers and/or expense reimbursements	(1,026,079)

Net expenses	23,310,490

Net investment loss	(5,584,707)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	41,696,464
Net change in unrealized gains (losses) on investments	444,404,590

Net realized and unrealized gains (losses) on investments	486,101,054

Net increase in net assets resulting from operations	$480,516,347

* Net of foreign dividend withholding taxes in the amount of	$4,706

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Premier Large Company Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2014 (unaudited)		Year ended July 31, 2013

Operations
Net investment loss		$(5,584,707)		$(3,217,694)
Net realized gains (losses) on investments		41,696,464		(23,360,925)
Net change in unrealized gains (losses) on investments		444,404,590		576,741,851

Net increase in net assets resulting from operations		480,516,347		550,163,232

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	23,323,103	316,672,001	49,335,147	553,272,236
Class B	22,025	265,001	62,609	628,941
Class C	5,197,836	62,579,433	13,893,047	138,936,604
Class R4	7,420	100,929	10,323 [1]	118,563 [1]
Class R6	11,854,454	159,251,801	389,039 [1]	4,458,029 [1]
Administrator Class	16,575,780	225,840,081	38,801,671	437,518,368
Institutional Class	18,752,389	253,684,156	93,560,023	1,099,346,660
Investor Class	2,339,228	31,718,774	4,558,094	51,317,595

		1,050,112,176		2,285,596,996

Payment for shares redeemed
Class A	(11,366,441)	(153,949,470)	(20,029,188)	(225,190,548)
Class B	(105,067)	(1,273,779)	(317,995)	(3,178,971)
Class C	(1,862,408)	(22,405,390)	(3,149,685)	(31,843,465)
Class R4	(6)	(81)	0 [1]	0 [1]
Class R6	(876,296)	(12,201,526)	(24,834)[1]	(290,259)[1]
Administrator Class	(7,263,507)	(98,269,292)	(12,658,949)	(144,005,179)
Institutional Class	(9,008,520)	(125,323,620)	(10,729,480)	(123,281,356)
Investor Class	(1,233,043)	(16,575,950)	(2,036,199)	(22,879,772)

		(429,999,108)		(550,669,550)

Net increase in net assets resulting from capital share transactions		620,113,068		1,734,927,446

Total increase in net assets		1,100,629,415		2,285,090,678

Net assets
Beginning of period		3,929,187,877		1,644,097,199

End of period		$5,029,817,292		$3,929,187,877

Accumulated net investment loss		$(10,859,581)		$(5,274,874)

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Premier Large Company Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31				Year ended September 30
CLASS A		2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$12.57	$10.21	$9.89	$7.75	$7.23	$7.20	$8.50
Net investment income (loss)	(0.02)	(0.02)	(0.03)[3]	(0.01)	0.00 [3,4]	0.05 [3]	0.03 [3]
Net realized and unrealized gains (losses) on investments	1.46	2.38	0.60	2.15	0.57	0.02	(1.33)

Total from investment operations	1.44	2.36	0.57	2.14	0.57	0.07	(1.30)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.00)[4]	(0.05)	(0.04)	(0.00)[4]
Net realized gains	0.00	0.00	(0.25)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	0.00	(0.25)	(0.00)[4]	(0.05)	(0.04)	(0.00)[4]
Net asset value, end of period	$14.01	$12.57	$10.21	$9.89	$7.75	$7.23	$7.20
Total return[5]	11.46%	23.11%	6.08%	27.55%	7.93%	1.04%	(15.25)%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.19%	1.23%	1.24%	1.09%	1.12%	1.09%
Net expenses	1.12%	1.12%	1.12%	1.12%	1.08%	1.12%	1.07%
Net investment income (loss)	(0.36)%	(0.15)%	(0.30)%	(0.13)%	0.06%	0.86%	0.44%
Supplemental data
Portfolio turnover rate	13%	32%	51%	65%	89%	24%	39%
Net assets, end of period (000s omitted)	$1,856,709	$1,515,862	$932,106	$620,262	$491,290	$268,422	$276,771

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Large Company Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31				Year ended September 30
CLASS B		2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$11.23	$9.19	$8.99	$7.10	$6.62	$6.60	$7.85
Net investment income (loss)	(0.07)[3]	(0.09)[3]	(0.09)[3]	(0.07)[3]	(0.04)[3]	0.01 [3]	(0.02)[3]
Net realized and unrealized gains (losses) on investments	1.31	2.13	0.54	1.96	0.52	0.01	(1.23)

Total from investment operations	1.24	2.04	0.45	1.89	0.48	0.02	(1.25)
Distributions to shareholders from
Net realized gains	0.00	0.00	(0.25)	0.00	0.00	0.00	0.00
Net asset value, end of period	$12.47	$11.23	$9.19	$8.99	$7.10	$6.62	$6.60
Total return[4]	11.04%	22.20%	5.22%	26.62%	7.25%	0.30%	(15.92)%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.94%	1.97%	2.00%	1.84%	1.87%	1.81%
Net expenses	1.87%	1.87%	1.87%	1.87%	1.83%	1.87%	1.81%
Net investment income (loss)	(1.09)%	(0.87)%	(1.04)%	(0.85)%	(0.69)%	0.11%	(0.31)%
Supplemental data
Portfolio turnover rate	13%	32%	51%	65%	89%	24%	39%
Net assets, end of period (000s omitted)	$5,223	$5,637	$6,962	$10,244	$13,957	$7,951	$10,489

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Large Company Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Premier Large Company Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31				Year ended September 30
CLASS C		2013	2012	2011	20101,[2]	2009[1]		2008[1]
Net asset value, beginning of period	$11.20	$9.17	$8.97	$7.08	$6.62	$6.59		$7.84
Net investment income (loss)	(0.07)[3]	(0.09)[3]	(0.10)[3]	(0.08)[3]	(0.04)[3]	0.00	3,[4]	(0.02)[3]
Net realized and unrealized gains (losses) on investments	1.31	2.12	0.55	1.97	0.52	0.03		(1.23)

Total from investment operations	1.24	2.03	0.45	1.89	0.48	0.03		(1.25)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)	0.00		0.00
Net realized gains	0.00	0.00	(0.25)	0.00	0.00	0.00		0.00

Total distributions to shareholders	0.00	0.00	(0.25)	0.00	(0.02)	0.00		0.00
Net asset value, end of period	$12.44	$11.20	$9.17	$8.97	$7.08	$6.62		$6.59
Total return[5]	11.07%	22.14%	5.24%	26.69%	7.18%	0.46%		(15.94)%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.94%	1.98%	1.99%	1.84%	1.87%		1.82%
Net expenses	1.87%	1.87%	1.87%	1.87%	1.83%	1.87%		1.82%
Net investment income (loss)	(1.11)%	(0.91)%	(1.07)%	(0.90)%	(0.68)%	0.08%		(0.30)%
Supplemental data
Portfolio turnover rate	13%	32%	51%	65%	89%	24%		39%
Net assets, end of period (000s omitted)	$351,443	$279,203	$129,980	$35,783	$22,246	$13,717		$10,046

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Large Company Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31, 2013[1]
CLASS R4
Net asset value, beginning of period	$12.70	$10.81
Net investment income (loss)	(0.01)	0.00 [2]
Net realized and unrealized gains (losses) on investments	1.49	1.89

Total from investment operations	1.48	1.89
Net asset value, end of period	$14.18	$12.70
Total return[3]	11.65%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%
Net expenses	0.80%	0.80%
Net investment income (loss)	(0.10)%	0.06%
Supplemental data
Portfolio turnover rate	13%	32%
Net assets, end of period (000s omitted)	$251	$131

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Premier Large Company Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)		Year ended July 31, 2013[1]
CLASS R6
Net asset value, beginning of period	$12.71		$10.81
Net investment income	0.00	[2],[3]	0.00 [2]
Net realized and unrealized gains (losses) on investments	1.48		1.90

Total from investment operations	1.48		1.90
Net asset value, end of period	$14.19		$12.71
Total return[4]	11.64%		17.58%
Ratios to average net assets (annualized)
Gross expenses	0.69%		0.71%
Net expenses	0.65%		0.65%
Net investment income	0.06%		0.05%
Supplemental data
Portfolio turnover rate	13%		32%
Net assets, end of period (000s omitted)	$160,977		$4,629

1.	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

2.	Amount is less than $0.005.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.62	$10.24	$9.90	$7.75	$7.53
Net investment income (loss)	(0.01)	(0.00)[2]	(0.02)	0.00 [2]	(0.00)[2]
Net realized and unrealized gains (losses) on investments	1.47	2.38	0.61	2.16	0.22

Total from investment operations	1.46	2.38	0.59	2.16	0.22
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	0.00
Net realized gains	0.00	0.00	(0.25)	0.00	0.00

Total distributions to shareholders	0.00	0.00	(0.25)	(0.01)	0.00
Net asset value, end of period	$14.08	$12.62	$10.24	$9.90	$7.75
Total return[3]	11.57%	23.24%	6.28%	27.75%	2.92%
Ratios to average net assets (annualized)
Gross expenses	0.99%	1.04%	1.07%	1.08%	1.13%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	(0.19)%	(0.01)%	(0.16)%	0.01%	(0.34)%
Supplemental data
Portfolio turnover rate	13%	32%	51%	65%	89%
Net assets, end of period (000s omitted)	$845,489	$640,494	$251,759	$54,335	$36,508

1.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Premier Large Company Growth Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31				Year ended September 30
INSTITUTIONAL CLASS		2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$12.71	$10.28	$9.91	$7.75	$7.24	$7.22	$8.53
Net investment income	0.00 [3]	0.00 [3]	0.00 [3,4]	0.02 [4]	0.02	0.06 [4]	0.05 [4]
Net realized and unrealized gains (losses) on investments	1.48	2.43	0.62	2.15	0.57	0.02	(1.33)

Total from investment operations	1.48	2.43	0.62	2.17	0.59	0.08	(1.28)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	(0.08)	(0.06)	(0.03)
Net realized gains	0.00	0.00	(0.25)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	0.00	(0.25)	(0.01)	(0.08)	(0.06)	(0.03)
Net asset value, end of period	$14.19	$12.71	$10.28	$9.91	$7.75	$7.24	$7.22
Total return[5]	11.64%	23.64%	6.48%	28.03%	8.20%	1.28%	(15.07)%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.76%	0.79%	0.81%	0.83%	0.87%	0.81%
Net expenses	0.70%	0.71%	0.75%	0.75%	0.82%	0.87%	0.81%
Net investment income	0.06%	0.16%	0.04%	0.22%	0.34%	1.04%	0.68%
Supplemental data
Portfolio turnover rate	13%	32%	51%	65%	89%	24%	39%
Net assets, end of period (000s omitted)	$1,622,453	$1,328,994	$223,616	$30,493	$18,841	$11,335	$6,321

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Large Company Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Amount is less than $0.005.

4.	Calculated based upon average shares outstanding

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2014 (unaudited)	Year ended July 31
INVESTOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$12.53	$10.19	$9.87	$7.75	$7.54
Net investment loss	(0.02)	(0.02)	(0.03)	(0.02)	(0.00)[2]
Net realized and unrealized gains (losses) on investments	1.45	2.36	0.60	2.15	0.21

Total from investment operations	1.43	2.34	0.57	2.13	0.21
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	0.00
Net realized gains	0.00	0.00	(0.25)	0.00	0.00

Total distributions to shareholders	0.00	0.00	(0.25)	(0.01)	0.00
Net asset value, end of period	$13.96	$12.53	$10.19	$9.87	$7.75
Total return[3]	11.41%	22.96%	5.99%	27.48%	2.79%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.25%	1.29%	1.31%	1.36%
Net expenses	1.18%	1.18%	1.19%	1.19%	1.19%
Net investment loss	(0.42)%	(0.21)%	(0.37)%	(0.20)%	(0.59)%
Supplemental data
Portfolio turnover rate	13%	32%	51%	65%	89%
Net assets, end of period (000s omitted)	$187,271	$154,238	$99,675	$79,464	$64,781

1.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

24	Wells Fargo Advantage Premier Large Company Growth Fund	Notes to financial statements (unaudited)

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $66,018,086 with $47,798,610 expiring in 2016 and $18,219,476 expiring in 2017.

As of July 31, 2013, the Fund had $34,368,610 of current year deferred post-October capital losses and a qualified late-year ordinary loss of $5,249,397 which were both recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Notes to financial statements (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	25
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$4,957,408,503	$0	$0	$4,957,408,503

Short-term investments
Investment companies	92,571,974	78,984,300	0	171,556,274
	$5,049,980,477	$78,984,300	$0	$5,128,964,777

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.275% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Class R4, Institutional Class	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.12% for Class A shares, 1.87% for Class B shares, 1.87% for Class C shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, 0.70% for Institutional Class shares, and 1.18% for Investor Class shares.

26	Wells Fargo Advantage Premier Large Company Growth Fund	Notes to financial statements (unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended January 31, 2014, Wells Fargo Funds Distributor, LLC received $135,738 from the sale of Class A shares and $1,227, $77 and $2,436 in contingent deferred sales charges from redemptions of Class A, Class B, and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2014 were $1,200,465,259 and $602,568,974, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended January 31, 2014, the Fund paid $1,618 in commitment fees.

For the six months ended January 31, 2014, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Premier Large Company Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Premier Large Company Growth Fund	Other information (unaudited)

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222994 03-14 SA212/SAR212 1-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 26, 2014

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	March 26, 2014